Registration Nos. 333-153840

811-21438

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

POST-EFFECTIVE

AMENDMENT No. 7

THE GUARDIAN SEPARATE ACCOUNT R

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Senior Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

Copy to:

STEPHEN E. ROTH, ESQ.

Sutherland, Asbill & Brennan

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 29, 2010.

VARIABLE ANNUITY PROSPECTUS	Securities Act of 1933 File No. 333-153840
December 20, 2010

THE GUARDIAN INVESTOR VARIABLE ANNUITY B SERIES

THIS PROSPECTUS describes an Individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, and keep it for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our) through its Separate Account R (the Separate Account). This contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. It will also pay a death benefit if the owner dies before annuity payments begin.

The minimum initial premium payment is $5000 ($2,000 if your contract is issued in connection with an individual retirement account, certain pension plans, and other tax-qualified arrangements). Your premiums may be invested in up to 20 variable investment options or 19 variable investment options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds (“Funds”) listed below. Some of these Funds may not be available in your state. You may request copies of the prospectuses for these Funds from your registered representative or by calling 1-800-221-3253 or by visiting our web site at www.GuardianInvestor.com. Please read the prospectuses carefully before investing.

•	RS Variable Products Trust
–	RS Emerging Markets VIP Series
–	RS Global Natural Resources VIP Series
–	RS High Yield Bond VIP Series
–	RS International Growth VIP Series
–	RS Investment Quality Bond VIP Series
–	RS Large Cap Alpha VIP Series
–	RS Low Duration Bond VIP Series
–	RS Money Market VIP Series
–	RS Partners VIP Series
–	RS S&P 500 Index VIP Series
–	RS Small Cap Growth Equity VIP Series
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II Shares)
–	Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund)
–	Invesco V.I. Global Real Estate Fund (formerly AIM V.I. Global Real Estate Fund)
–	Invesco V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Core Equity Fund)
–	Invesco Van Kampen V.I. Mid Cap Value Fund (formerly Van Kampen’s UIF U.S. Mid Cap Value Portfolio)
•	The Alger Portfolios (Class S Shares)
–	Alger Capital Appreciation Portfolio
•	AllianceBernstein Variable Product Series Fund, Inc. (Class B)
–	AllianceBernstein VPS International Value Portfolio
•	BlackRock Variable Series Funds, Inc. (Class III Shares)
–	BlackRock Global Allocation V.I. Fund
–	BlackRock Large Cap Core V.I. Fund
–	BlackRock Large Cap Value V.I. Fund
•	Columbia Funds Variable Insurance Trust (Class B Shares)
–	Columbia Asset Allocation Fund, Variable Series
–	Columbia Small Cap Value Fund, Variable Series
–	Columbia Small Company Growth Fund, Variable Series
•	Columbia Funds Variable Insurance Trust I (Class B Shares)
–	Columbia Marsico 21st Century Fund, Variable Series
–	Columbia Marsico Growth Fund, Variable Series
•	Davis Variable Account Fund, Inc.
–	Davis Financial Portfolio
•	EULAV Asset Management, LLC
–	Value Line Strategic Asset Management Trust
•	Wells Fargo Variable Trust
–	Wells Fargo Advantage VT International Equity Fund (formerly Evergreen VA International Equity Fund)
–	Wells Fargo Advantage VT Small Cap Value Fund (formerly Evergreen VA Special Values Fund)
•	Fidelity Variable Insurance Products Funds (Service Class 2)
–	Fidelity VIP Contrafund® Portfolio
–	Fidelity VIP Investment Grade Bond Portfolio
–	Fidelity VIP Mid Cap Portfolio
–	Fidelity VIP Overseas Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
–	Franklin Income Securities Fund
–	Franklin Small Cap Value Securities Fund
–	Franklin U.S. Government Fund
–	Mutual Shares Securities Fund
–	Templeton Global Bond Securities Fund
–	Templeton Growth Securities Fund
•	MFS® Variable Insurance Trust (Service Class)
–	MFS® Growth Series
–	MFS® Utilities Series
–	MFS® Value Series
•	Oppenheimer Variable Account Funds (Service Class)
–	Oppenheimer Capital Appreciation Fund/VA
–	Oppenheimer Global Strategic Income Fund/VA (formerly Oppenheimer Strategic Bond Fund/VA)
–	Oppenheimer International Growth Fund/VA
–	Oppenheimer Main Street Small Cap Fund/VA

•	PIMCO Variable Insurance Trust (Advisor Class Shares)
–	PIMCO Low Duration Portfolio
–	PIMCO Real Return Portfolio
–	PIMCO Total Return Portfolio
•	Pioneer Variable Contracts Trust (Class II Shares)
–	Pioneer Cullen Value VCT Portfolio
–	Pioneer Equity Income VCT Portfolio
–	Pioneer Fund VCT Portfolio
–	Pioneer Mid Cap Value VCT Portfolio
•	RiverSource Variable Series Trust (Class 2 Shares)
–	Seligman Communications and Information Portfolio

A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002 (regular mail) or 3900 Burgess Place, Bethlehem, Pennsylvania 18017 (overnight mail), or by calling 1-800-221-3253. Its contents are noted on page 94 of this prospectus.

The Statement of Additional Information, which is dated May 1, 2010, is incorporated by reference into this prospectus.

The Securities and Exchange Commission (“SEC”) has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the statement of additional information or in any supplement thereto or in any supplemental sales material authorized by GIAC.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you will start receiving regular payments based on the accumulation value of your contract. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That’s why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 variable investment options, or 19 variable investment options and the fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 54 investment divisions, corresponding to 54 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant’s 95th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59  1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select one or a combination of annuity payout options under the contract:

•	Life annuity without a guaranteed period (variable and fixed)

•	Life annuity with a guaranteed period (variable and fixed)

•	Joint and survivor annuity (variable and fixed)

•	Payments to age 100 (variable and fixed)

•	Payments for a period certain (fixed)

•	10-year guaranteed period (fixed)

Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent Transfers Among the Variable Investment Options. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you should die before annuity payments begin, then we pay a death benefit first to any surviving owner and then to surviving beneficiaries (in the order you have designated). You also have the option of purchasing an enhanced death benefit rider that may provide a greater death benefit. If the owner is a non-natural owner, then the death of the annuitant will be treated as death of an owner for purposes of determining whether a death benefit is payable. Please see Other contract features: Death benefits.

Payout options

Annuity payout options are available on a variable or fixed-rate basis.

SUMMARY	PROSPECTUS	1

Optional riders

You also have the option to purchase other riders to provide additional benefits. The riders are available only in the states where they have been approved, and where we continue to offer them. These riders may not each be available in combination with other optional benefits under the contract, and may not be appropriate for your situation. There are extra charges for these riders. You should contact your registered representative for information about the availability of any of the riders under your contract. The highest anniversary value death benefit rider provides for an enhanced death benefit equal to the greater of the death benefit under the contract (without any riders) or the highest contract anniversary value death benefit. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the owner’s death if your contract earnings exceed your adjusted premium payments. The guaranteed lifetime withdrawal benefit rider provides a guaranteed minimum withdrawal amount regardless of the investment performance of the contract. Please note that if you choose the guaranteed lifetime withdrawal benefit rider, then you must invest your premium payments and contract value in accordance with the allocation models described in that rider. In addition, if you choose the guaranteed lifetime withdrawal benefit rider, then withdrawals in excess of the guaranteed withdrawal amount provided for under the rider will have adverse consequences. Please refer to Other contract features for more information.

Surrenders and withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a withdrawal. A contingent deferred sales charge may apply to both surrenders and withdrawals. Surrenders and withdrawals also may be subject to any applicable contract fee, annuity taxes, state taxes, penalty taxes, and federal income tax withholding. Once annuity payments begin, surrenders and withdrawals are available only with the payments to age 100 or the payments for a period certain annuity payout options. Please see The accumulation period: Surrenders and withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a contract owner:

•	Operating expenses for mutual funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses associated with the Funds that you may pay while owning the contract ranged from 0.36% to 1.68% in 2009, but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charge

We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.10% of your accumulation value in the variable investment options.

•	Administrative expense

We deduct this charge daily at an annual rate of 0.20% annually of your accumulation value in the variable investment options.

•	Contract fee

We deduct an annual fee of $35 (lower where required by state law) if the accumulation value in your contract is less than $100,000 on your contract anniversary date.

The following are expenses that you may incur as a contract owner:

•	Contingent deferred sales charges

We assess a charge on total surrenders and withdrawals of accumulation value. We deduct up to 8% of each premium payment withdrawn within the first seven years of receipt of each such premium payment. However, the contract permits withdrawal each contract year of a “free withdrawal amount” that may be withdrawn from the contract without incurring a contingent deferred sales charge. See Surrenders and Withdrawals.

•	Highest anniversary value death benefit rider expense

If you choose this benefit, then we will assess a daily charge at an annual rate of 0.40% of your accumulation value in the variable investment options.

•	Earnings benefit rider expense

If you choose this rider, then we will assess a daily charge at an annual rate of 0.25% of your accumulation value in the variable investment options.

2	PROSPECTUS	SUMMARY

•	Guaranteed lifetime withdrawal benefit rider expense

If you choose this rider, then we will assess an annual charge on each contract anniversary that is a percentage of the adjusted guaranteed withdrawal balance at the time the charge is deducted. The maximum annual guaranteed lifetime withdrawal benefit charge percentage ranges from 1.00% to 4.00%, depending on the option chosen; the current annual expense range for this rider ranges from 0.80% to 2.15%, depending on the option chosen. We will not deduct this charge after we have begun to make annuity payments under the contract. See Financial Information – Contract Costs and Expenses.

•	Annuity taxes

These charges for taxes on premiums or annuity payments that are applicable only in some states and municipalities currently range up to 3.5% of premiums payments made.

•	Withdrawal charge

During the annuity period, if you choose either the fixed or the variable payments to age 100 annuity payout options or the payments for a period certain as an annuity payout option, and you make more than one withdrawal in a calendar quarter, then you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the withdrawal.

DECIDING TO PURCHASE A CONTRACT

The contract is an individual flexible premium deferred variable annuity contract that we may issue as a contract qualified (“qualified contract”) under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), or as a contract that is not qualified under the Internal Revenue Code (“non-qualified contract”). You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement.

You have the right to examine the contract and return it for cancellation within 10 to 30 days of receiving it depending on the state where you live. (If this contract is a replacement for another contract, you may have

30 to 60 days to examine the contract and return it for cancellation.) This is known as the free-look period. If you exercise this free-look privilege, and if you live in a state that does not require us to return premiums paid, you will bear the risk of any decline in your contract’s value during the free-look period. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live. Please check your contract carefully for specific terms and conditions.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

Please see Special terms used in this prospectus for definitions of key terms.

SUMMARY	PROSPECTUS	3

EXPENSE TABLES

Expenses

The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information – Contract costs and expenses. Fund prospectuses provide a more complete description of the various costs and expenses of the underlying variable investment options. Premium taxes may apply.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge:	8% declining annually[1]
Number of full years completed since premium payment was made	Contingent deferred sales charge percentage
0	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7+	0%
Transfer Fee:	$25 for each transfer (currently, $0)

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the contract accumulation value, depending on the state requirements.

1 The contingent deferred sales charge may be assessed on premiums withdrawn that were paid into your contract during the previous seven years. Each contract year, however, you may withdraw without a contingent deferred sales charge a “Free Withdrawal Amount” equal to 10% of Chargeable Premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year.

There is a withdrawal charge that applies to withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the withdrawal amount. Withdrawals are available during the annuity period only if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option. Please see Withdrawal Charge, pages 3 and 76, for more information.

4	PROSPECTUS	EXPENSE TABLES

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law. We will waive this fee if the accumulation value is $100,000 or greater on the most recent contract anniversary.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

HAVDB= Highest Anniversary Value Death Benefit Rider	EB = Earnings Benefit Rider

	Basic contract (with no benefit riders)	Contract with EB	Contract with HAVDB	Contract with HAVDB and EB
Mortality & Expense Risk Charge	1.10%	1.10%	1.10%	1.10%
Other Separate Account Fees
• Administrative Charge	0.20%	0.20%	0.20%	0.20%
• Charges for Optional Additional Riders
–Highest Anniversary Value Death Benefit (HAVDB)	0.00%	0.00%	0.40%	0.40%
–Earnings Benefit (EB)	0.00%	0.25%	0.00%	0.25%
Subtotal Other Separate Account Fees	0.20%	0.45%	0.60%	0.85%
Total Separate Account Level Annual Expenses	1.30%	1.55%	1.70%	1.95%

EXPENSE TABLES	PROSPECTUS	5

FEES FOR OPTIONAL RIDER DEDUCTED FROM ACCUMULATION VALUE

Annual Rider Fees for Guaranteed Lifetime Withdrawal Benefit (GLWB) Options (as a percentage of the adjusted guaranteed withdrawal balance*):

	Single	Single w/ Death Benefit	Spousal	Spousal w/ Death Benefit
Guardian Target 300 (not available in New York) maximum**	2.50%	3.00%	3.50%	4.00%

current**	1.35%	1.85%	1.65%	2.15%
Guardian Target 200 maximum**	2.50%	3.00%	3.50%	4.00%

current**	1.10%	1.60%	1.30%	1.80%
Guardian Target Future (available only in New York) maximum**	2.50%	3.00%	3.50%	4.00%

current**	0.90%	1.40%	1.15%	1.65%
Guardian Target Now maximum**	1.00%	1.50%	2.00%	2.50%

current**	0.80%	1.30%	0.90%	1.40%
*	The definition of “adjusted guaranteed withdrawal balance” for the GLWB rider options is the greater of the total premium payments made under the contract or the guaranteed withdrawal balance on the preceding day plus any increase as a result of the application of the annual minimum guarantee or cumulative guarantee. Please see the Guaranteed Minimum Withdrawal Benefit Riders section of this prospectus for more information.
**	The current charge for this rider ranges from 0.80% to 2.15%, depending on the option chosen. We reserve the right to increase the charge to a maximum ranging from 1.00% to 4.00%, depending on the option chosen, if the guaranteed withdrawal balance is stepped up to equal the accumulation value of the contract.

The next item shows the lowest and highest total operating expenses charged by the underlying mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)*	0.36%	1.68%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC.

*	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ending December 31, 2009. It is important for contractowners to understand that a decline in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the funds’ expense ratios for the funds’ current fiscal year to be higher than the expense information presented.

6	PROSPECTUS	EXPENSE TABLES

Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract, including the contract owner transaction expenses, an annual contract fee of $35, separate account annual expenses – a daily administrative charge at an annual rate of 0.20%, and a daily mortality and expense risk charge at an annual rate of 1.10%, of net asset value in the Separate Account, and annual underlying mutual fund operating expenses.

Charts 1 and 2 below assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year and also assume that: (a) you invest in the aggressive allocation model under the guaranteed lifetime withdrawal benefit (GLWB) rider with an average weighted fund expense of 0.89% (maximum) and (b) you invest in the conservative allocation model under the GLWB rider with an average weighted fund expense of 0.82% (minimum). Charts 3 and 4 below assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year and also assume: (a) maximum (1.68%) and (b) minimum (0.36%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows.

Chart 1. Chart 1 assumes you select the Basic Contract with the spousal option of the Guardian Target 300 Guaranteed Lifetime Withdrawal Benefit Rider with an optional death benefit, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

	1 year	3 years	5 years	10 years
Maximum:	(a) $1,295	(a) $2,230	(a) $3,123	(a) $5,589
Minimum:	(b) $1,288	(b) $2,209	(b) $3,088	(b) $5,525

Chart 2. Chart 2 assumes you select the Basic Contract with the spousal option of the Guardian Target 300 Guaranteed Lifetime Withdrawal Benefit Rider with optional death benefit, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

	1 year	3 years	5 years	10 years
Maximum:	(a) $495	(a) $1,530	(a) $2,623	(a) $5,589
Minimum:	(b) $488	(b) $1,509	(b) $2,588	(b) $5,525

Chart 3. Chart 3 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

	1 year	3 years	5 years	10 years
Maximum:	(a) $1,148	(a) $1,758	(a) $2,288	(a) $3,704
Minimum:	(b) $1,009	(b) $1,343	(b) $1,599	(b) $2,342

Chart 4. Chart 4 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

	1 year	3 years	5 years	10 years
Maximum:	(a) $348	(a) $1,058	(a) $1,788	(a) $3,704
Minimum:	(b) $209	(b) $ 643	(b) $1,099	(b) $2,342

These examples do not reflect transfer fees or annuity taxes (which may range up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

A table of accumulation unit values is in Appendix A – Summary Financial Information.

EXPENSE TABLES	PROSPECTUS	7

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $9.5 billion as of December 31, 2009. The financial statements of GIAC, as well as those for the Separate Account, appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2009, Guardian Life had total assets (GAAP basis) in excess of $47.7 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

8	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

THE PURCHASE PROCESS

If you would like to buy a contract, you must complete, sign, and forward the application form to us at the address set forth below. Alternatively, if permitted in your state, you may also initiate the purchase by using such other form or in such other manner as we find acceptable. You or your agent then must send any applicable paperwork, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

3900 Burgess Place

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your proposed purchase is based on administrative rules such as whether you have completed the form completely and accurately or otherwise supplied us with sufficient information for us to accept the proposed purchase. We will not issue a contract if the owner or the annuitant is over 85 years of age, without our prior approval. We have the right to reject any application, proposed purchase or initial premium payment for any reason.

If we accept your purchase as received, we will credit your net premium payment to your new contract within two business days. If your purchase is not complete within five business days of our receiving your application or other applicable paperwork, we will return it to you along with your payment.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent that the selling broker or authorized registered representative (i) fails to forward the applications, premium payments and transaction requests to our Customer Service Office on a timely basis, or (ii) experiences delays in determining whether the contract is suitable for you. Any such delays will affect when your contract can be issued and your purchase payment applied.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

Tax-Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	9

PAYMENTS

We require a minimum initial premium payment of $2,000 for qualified contracts and $5,000 for non-qualified contracts. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we may accept purchase payments below $100. We will not accept premium payments greater than $3,000,000 in the first contract year without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000. Minimum and maximum premium payments may be different if you select certain optional riders with your contract. Please refer to those rider sections in this prospectus for further information. In Oregon, the Department of Insurance has required GIAC not to accept premium payments into the contract on or after the third contract anniversary.

10	PROSPECTUS	BUYING A CONTRACT

THE ACCUMULATION PERIOD

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them in good order at our Customer Service Office before the close of a regular trading session of the New York Stock Exchange, generally 4:00 p.m. Eastern Time. (i.e., on a valuation date).

If the New York Stock Exchange closes before its regular closing time, we will normally credit a premium payment received after that close on the next valuation date. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the transaction. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options you had chosen.

We use net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the price calculated on the valuation date that we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options, as of the close of the New York Stock Exchange.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them at our Customer Service Office. Please remember that you cannot invest in more than 20 variable investment options, or 19 variable investment options and the fixed-rate option, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account or savings account to make monthly purchase payments. We will debit your account on the 15th of each month or the next business day if the 15th is not a business day (or another day of the month that we choose after we notify you). You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution. We may modify or terminate the automated payment program at any time, at our sole discretion.

Accumulation

units

The value of accumulation units will vary as the value of investments rises and falls in the variable investment options and also due to expenses and the deduction of certain charges.

ACCUMULATION PERIOD	PROSPECTUS	11

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account R, to receive and invest your premium payments in the variable investment options. The Separate Account has 54 investment divisions, corresponding to the 54 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established by GIAC on March 12, 2003. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. We own all of the assets of the Separate Account. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of GIAC and other separate accounts.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract guarantees, such as annuity payments, death benefits and payments made under the guaranteed lifetime withdrawal benefit rider, are guaranteed solely by the financial strength and claims-paying ability of GIAC. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations, and when required by law, we will obtain your approval and/or the approval of any appropriate state or federal regulatory authority. We will use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	creating new Separate Accounts,

•	combining two or more Separate Accounts or investment divisions,

•	transferring assets among investment divisions, or into another Separate Account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,

12	PROSPECTUS	ACCUMULATION PERIOD

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding, closing or removing investment divisions of the Separate Account to allocations of net premiums or transfers of accumulation value, or both, with respect to some or all contracts;

In addition, a Fund in which an investment division invests may terminate its agreement with us and discontinue offering its shares to that investment division.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the variable investment options or 19 of the variable investment options and the fixed-rate option (if available) at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act. However, if you elect the Guaranteed Lifetime Withdrawal Benefit Rider, you must invest all of your premium payments and the contract accumulation value in one of the specified asset allocation models. See Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Variable

investment

options

You may choose to invest in a maximum of 20 of the variable investment options or 19 of the variable investment options and the fixed-rate option (if available) at any time.

ACCUMULATION PERIOD	PROSPECTUS	13

Variable investment options
Funds	Investment objectives	Typical investments
RS Large Cap Alpha VIP Series	Long-term capital appreciation	Normally invests at least 80% of its net assets in companies considered by RS Investments at the time to be large-cap companies, those within the range of the Russell 1000 Index.
RS S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”)	Normally invests at least 95% of its net assets in common stocks of companies in the S&P 500 Index, which emphasizes large U.S. companies
RS High Yield Bond VIP Series	Current income; capital appreciation is a secondary objective.	Corporate bonds and other debt securities rated below investment grade; (“high yield,” lower quality debt securities are commonly referred to as “junk bonds”)
RS Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Investment grade debt obligations, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies
RS Partners VIP Series	Long-term growth.	Principally, equity securities of companies with market capitalizations of up to 120% of the market capitalization of the largest company included in the Russell 2000® Index that the investment team believes possess improving returns on investment capital.
RS Investment Quality Bond VIP Series	To secure maximum current income without undue risk to principal; capital appreciation is a secondary objective.	Investment grade debt obligations, including corporate bonds, mortgage backed and asset-backed securities, and obligations of the U.S. government and its agencies
RS Money Market VIP Series	Seeks as high a level of current income as is consistent with liquidity and preservation of capital.	U.S. dollar-denominated high-quality, short-term instruments
RS International Growth VIP Series	Long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income.	Common stocks and convertible securities issued by foreign companies; does not usually focus its investments in a particular industry or country
RS Emerging Markets VIP Series	Long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income.	Common stocks and convertible securities of emerging market companies whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing
RS Small Cap Growth Equity VIP Series	Long-term capital appreciation	Common stocks of companies with small market capitalization which the investment team defines as those with market capitalizations of $3 billion or below at the time of initial purchase.

14	PROSPECTUS	ACCUMULATION PERIOD

Variable investment options
Funds	Investment objectives	Typical investments
RS Global Natural Resources VIP Series	Long-term capital appreciation	At least 80% of its net assets in securities of natural resources companies that the investment team believes possess improving returns on investment capital.
Alger Capital Appreciation Portfolio (Class S)	Long-term capital appreciation	Under normal market circumstances, the Portfolio invests at least 85% of its net assets plus any borrowing for investment purposes in equity securities of companies of any market capitalization that the adviser believes demonstrates promising growth potential
AllianceBernstein VPS International Value Portfolio (Class B)	Long-term growth of capital	Equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. Companies that are determined by the Adviser’s Bernstein unit to be undervalued, using fundamental value approach.
BlackRock Global Allocation V.I. Fund (Class III)	High total investment return	Equity, debt and money market securities primarily in North and South America, Europe, Australia, and the Far East. May invest in both developed and emerging markets.
BlackRock Large Cap Core V.I. Fund (Class III)	High total investment return	Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities, primarily common stock of large cap companies included at the time of purchase in the Russell 1000® Index. The Fund uses an investment approach that blends growth and value.
BlackRock Large Cap Value V.I. Fund (Class III)	Long-term capital growth	Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities, primarily common stock, of large cap companies included at the time of purchase in the Russell 1000® Value Index

ACCUMULATION PERIOD	PROSPECTUS	15

Variable investment options
Funds	Investment objectives	Typical investments
Columbia Asset Allocation Fund, Variable Series (Class B)	Total return, consisting of current income and long-term capital appreciation	Under normal circumstances, the Fund invests in a mix of equity and debt securities, including Treasury Inflation Protected Securities (TIPS), as well as other instruments, such as commodity-related derivative instruments, futures, exchange traded funds (ETFs) and third party-advised mutual funds. The Advisor may choose investments within each asset class category – including large-, middle- and small- capitalization growth and value equity securities, foreign securities, and investment grade, below investment grade and non-investment grade debt securities, including TIPS – and the amount that will be allocated to each asset class and investment, based on each asset class category’s historical returns and expected performance. The Advisor may also choose may choose ETFs and/or third party-advised mutual funds to access asset classes or investment strategies if the Advisor believes that these vehicles are an efficient and/or cost-effective means of access.
Columbia Small Cap Value Fund, Variable Series (Class B)	Long-term capital appreciation	Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index at the time of purchase, that the Advisor believes are undervalued and have the potential for long-term growth
Columbia Small Company Growth Fund, Variable Series (Class B)	Long-term capital appreciation	Under normal circumstances, the Fund invests at least 80% of net assets in common stocks of companies that have market capitalizations in the range of companies in the Russell 2000® Growth Index at the time of purchase. The Fund invests primarily in common stocks of companies that the Advisor believes have the potential for long-term, above average earnings growth.
Columbia Marsico 21st Century Fund, Variable Series (Class B)	Long-term growth of capital	Primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The core investments of the Fund generally may include established companies and securities that are believed to offer long-term growth potential. However, the Fund’s portfolio also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

16	PROSPECTUS	ACCUMULATION PERIOD

Variable investment options
Funds	Investment objectives	Typical investments
Columbia Marsico Growth Fund, Variable Series (Class B)	Long-term growth of capital	Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks which generally may include established companies and securities that are believed to offer long-term growth potential. However, the Fund’s portfolio also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.
Davis Financial Portfolio	Long-term growth of capital	Concentrates its investments in the financial sector.
Fidelity VIP Contrafund® Portfolio (Service Class 2)	Long-term capital appreciation	Normally invests primarily in common stocks. Invests in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public. Invests in domestic and foreign issuers. Allocates the fund’s assets across different market sectors, using different Fidelity managers. Invests in either “growth” stocks or “value” stocks or both.
Fidelity VIP Investment Grade Bond Portfolio (Service Class 2)	High Level of current income consistent with the preservation of capital	Normally invests at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Manages the fund to have similar overall interest rate risk to the Barclays Capital U.S. Aggregate Bond Index. Allocates assets across different market sectors and maturities. Invests in domestic and foreign issuers. Analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Potentially invests in lower-quality debt securities. Engages in transactions that have a leveraging effect on the fund. Invests in Fidelity’s central funds.

ACCUMULATION PERIOD	PROSPECTUS	17

Variable investment options
Funds	Investment objectives	Typical investments
Fidelity VIP Mid Cap Portfolio (Service Class 2)	Long-term growth of capital	Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s® MidCap 400 Index (S&P® MidCap 400)). Potentially invests in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. Invests in either “growth” stocks or “value” stocks or both.
Fidelity VIP Overseas Portfolio (Service Class 2)	Long-term growth of capital	Normally invests at least 80% of assets in non-U.S. securities, primarily common stocks. Investments are allocated across different countries and regions.
Franklin Income Securities Fund (Class 2 Shares)	Seeks to maximize income while maintaining prospects for capital appreciation	The fund normally invests in both equity and debt securities.
Mutual Shares Securities Fund (Class 2 Shares)	Seeks capital appreciation, with income as a secondary goal	The fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.
Franklin U.S. Government Fund (Class 2 Shares)	Seeks income	The fund normally invests at least 80% of its net assets in U.S. government securities.
Franklin Small Cap Value Securities Fund (Class 2 Shares)	Seeks long-term total return	The fund normally invests at least 80% of its net assets in investments of small capitalization companies.
Templeton Global Bond Securities Fund (Class 2 Shares)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	The fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Templeton Growth Securities Fund (Class 2 Shares)	Seeks long-term capital growth	The fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets
Invesco Van Kampen V.I. Mid Cap Value Fund (Series II)	Above average total return over a market cycle of three to five years by investing in common stocks and other equity securities	Invests primarily in equity securities of companies traded on a U.S. securities exchange with capitalizations generally within the range of companies included in the Russell Midcap® Value Index
Invesco V.I. Core Equity Fund (Series II)	Long-term growth of capital	The Fund invests, under normal circumstances, at least 80% of assets (plus borrowings for investment purposes) in equity securities.

18	PROSPECTUS	ACCUMULATION PERIOD

Variable investment options
Funds	Investment objectives	Typical investments
Invesco V.I. Global Real Estate Fund (Series II)	Total return through growth of capital and current income	The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of real estate and real estate-related insurers.
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital	The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies
MFS Growth Series (Service Class)	Seeks capital appreciation	Invests in stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.
MFS Utilities Series (Service Class)	Seeks total return	Invests at least 80% of the fund’s net assets in securities of issuers in the utilities industry. MFS primarily invests the fund’s assets in equity securities, but may also invest in debt instruments. MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.
MFS Value Series (Service Class)	Seeks capital appreciation	Invests in stocks of companies MFS believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Generally focuses on companies with large capitalization, but may invest in companies of any size.
Oppenheimer Capital Appreciation Fund/VA (Service Class)	Capital appreciation	Primarily common stocks of “growth companies” focusing mainly on large-cap and mid-cap domestic companies, but can buy foreign stocks as well
Oppenheimer Global Strategic Income Fund/VA (Service Class) (Formerly Oppenheimer Strategic Bond Fund/VA)	High level of current income	Under normal market conditions, invests at least 80% of its net assets (including any borrowings for investment purposes) in debt securities. Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high yield securities of U.S. and foreign companies (commonly called “junk bonds.”)

ACCUMULATION PERIOD	PROSPECTUS	19

Variable investment options
Funds	Investment objectives	Typical investments
Oppenheimer International Growth Fund/VA (Service Class)	Long-term growth of capital	Under normal market conditions, invests at least 90% of its assets in equity securities of companies wherever located, the primary stock market of which is outside the United States
Oppenheimer Main Street Small Cap Fund/VA (Service Class)	Capital appreciation	Invests mainly in common stocks of small capitalization U.S. companies
PIMCO Low Duration Portfolio (Advisor Class)	Maximum total return, consistent with preservation of capital and prudent investment management	Under normal circumstances at least 65% of its total assets are invested in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
PIMCO Real Return Portfolio (Advisor Class)	Maximum real return, consistent with preservation of real capital and prudent investment management	Under normal circumstances at least 80% of its net assets are invested in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements
PIMCO Total Return Portfolio (Advisor Class)	Maximum total return, consistent with preservation of capital and prudent investment management	Under normal circumstances at least 65% of its total assets are invested in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
Pioneer Cullen Value VCT Portfolio (Class II)	Capital Appreciation. Current Income is a secondary objective	Equity securities of medium- and large-capitalization companies
Pioneer Equity Income VCT Portfolio (Class II)	Current income and long-term growth of capital	Normally, the portfolio invests at least 80% of its total assets in income producing equity securities of U.S. issuers
Pioneer Fund VCT Portfolio (Class II)	Reasonable income and capital growth	The Portfolio invests predominantly in equity securities, primarily of U.S. issuers.
Pioneer Mid Cap Value VCT Portfolio (Class II)	Capital appreciation	Normally, invests at least 80% of its total assets in equity securities of mid-size companies.
Seligman Communications and Information Portfolio (Class 2)	Capital gain	Invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries. May invest in companies of any size.
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks, bonds and money market instruments
Wells Fargo Advantage VT International Equity Fund (Class II)	Long-term capital growth and capital appreciation	The fund normally invests at least 80% of its assets in equity securities of foreign issuers.
Wells Fargo Advantage VT Small Cap Value Fund (Class II)	Long-term capital appreciation	The fund normally invests at least 80% of its net assets in small capitalization companies, which the Fund defines as companies with market capitalizations within the range of the Russell 2500® Index.

20	PROSPECTUS	ACCUMULATION PERIOD

Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other funds managed by the same advisor. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same funds as the publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same advisor. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or under variable contracts that are issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Investment advisors (or their affiliates) pay us compensation every year for administration or other expenses. Currently, these advisors include Invesco Advisers, Inc., Fred Alger Management, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, Columbia Management Investment Advisers, LLC, Davis Selected Advisers, LP, Evergreen Investment Management Company, LLC, Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Massachusetts Financial Services (“MFS”), Franklin Mutual Advisers, LLC, Oppenheimer Funds, Inc., PIMCO, Pioneer Investment Management, Inc., RiverSource Investments, LLC, Templeton Global Advisers Limited, Morgan Stanley Investment Management Inc. and RS Investment Management Co. LLC. This compensation ranges from 0.10% to 0.40% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds, including portfolios from Invesco, Alger, AllianceBernstein, BlackRock, Columbia, EULAV Asset Management, LLC, Evergreen, Fidelity, Franklin, Franklin Mutual, MFS, Oppenheimer, PIMCO, Pioneer, RiverSource, Templeton, Morgan Stanley and RS Investments. Currently, the amount of 12b-1 fees ranges from 0.10% to 0.25%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these administration and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and that we incur, in our role as an intermediary, in promoting, marketing and administering the funds. We may profit from these payments.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

The Funds’ investment advisors and their principal business addresses are shown in the table below.

Funds	Investment advisor and principal business address	Subadvisor	Subadvisor
RS Large Cap Alpha VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111
RS S&P 500 Index VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS High Yield Bond VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004

ACCUMULATION PERIOD	PROSPECTUS	21

Funds	Investment advisor and principal business address	Subadvisor	Subadvisor
RS Low Duration Bond VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Partners VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111
RS Investment Quality Bond VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Money Market VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS International Growth VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111	Guardian Baillie Gifford Limited (Sub-adviser) Baillie Gifford Overseas Limited (Sub-sub-adviser) Calton Square, 1 Greenside Row Edinburgh, EH1 3AN Scotland
RS Emerging Markets VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111	Guardian Baillie Gifford Limited (Sub-adviser) Baillie Gifford Overseas Limited (Sub-sub-adviser) Calton Square, 1 Greenside Row Edinburgh, EH1 3AN Scotland
RS Small Cap Growth Equity VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111
RS Global Natural Resources VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111
Alger Capital Appreciation Portfolio (Class S)	Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
AllianceBernstein VPS International Value Portfolio (Class B)	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
BlackRock Global Allocation V.I. Fund (Class III)	BlackRock Advisors, LLC (Adviser) 100 Bellevue Parkway Wilmington, Delaware 19809	BlackRock Investment Management, LLC (Sub-adviser) P.O. Box 9011 Princeton, New Jersey 08543-9011	BlackRock Asset Management U.K. Limited (Sub-adviser) 33 King William Street London EC4R 9AS England

22	PROSPECTUS	ACCUMULATION PERIOD

Funds	Investment advisor and principal business address	Subadvisor	Subadvisor
BlackRock Large Cap Core V.I. Fund (Class III)	BlackRock Advisors, LLC (Adviser) 100 Bellevue Parkway Wilmington, Delaware 19809	BlackRock Investment Management, LLC (Sub-adviser) P.O. Box 9011 Princeton, New Jersey 08543-9011
BlackRock Large Cap Value V.I. Fund (Class III)	BlackRock Advisors, LLC (Adviser) 100 Bellevue Parkway Wilmington, Delaware 19809	BlackRock Investment Management, LLC (Sub-adviser) P.O. Box 9011 Princeton, New Jersey 08543-9011
Columbia Asset Allocation Fund, Variable Series (Class B)	Columbia Management Investment Advisers, LLC (Adviser) 100 Federal Street Boston, Massachusetts 02110	Nordea Investment Management North America, Inc. (Sub-adviser to a portion of the Fund) 437 Madison Avenue New York, New York 10022
Columbia Small Cap Value Fund, Variable Series (Class B)	Columbia Management Investment Advisers, LLC (Adviser) 100 Federal Street Boston, Massachusetts 02110
Columbia Small Company Growth Fund, Variable Series (Class B)	Columbia Management Investment Advisers, LLC (Adviser) 100 Federal Street Boston, Massachusetts 02110
Columbia Marsico 21st Century Fund, Variable Series (Class B)	Columbia Management Investment Advisers, LLC (Adviser) 100 Federal Street Boston, Massachusetts 02110	Marsico Capital Management, LLC (Sub-adviser) 1200 17th Street, Suite 1600 Denver, Colorado 80202
Columbia Marsico Growth Fund, Variable Series (Class B)	Columbia Management Investment Advisers, LLC (Adviser) 100 Federal Street Boston, Massachusetts 02110	Marsico Capital Management, LLC (Sub-adviser) 1200 17th Street, Suite 1600 Denver, Colorado 80202
Davis Financial Portfolio	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756	Davis Selected Advisers-NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Fidelity VIP Contrafund® Portfolio (Service Class 2)	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109

ACCUMULATION PERIOD	PROSPECTUS	23

Funds	Investment advisor and principal business address	Subadvisor	Subadvisor
Fidelity VIP Investment Grade Bond Portfolio (Service Class 2)	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Mid Cap Portfolio (Service Class 2)	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Overseas Portfolio (Service Class 2)	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Franklin Income Securities Fund (Class 2 Shares)	Franklin Advisers, Inc. One Franklin Parkway San Mateo, California 94403-1906
Mutual Shares Securities Fund (Class 2 Shares)	Franklin Mutual Advisers, LLC (Franklin Mutual) 101 John F. Kennedy Parkway Short Hills, New Jersey 07078
Franklin U.S. Government Fund (Class 2 Shares)	Franklin Advisers, Inc. One Franklin Parkway San Mateo, California 94403-1906
Franklin Small Cap Value Securities Fund (Class 2 Shares)	Franklin Advisory Services, LLC One Parker Plaza, Ninth Floor Fort Lee, New Jersey 07024
Templeton Global Bond Securities Fund (Class 2 Shares)	Franklin Advisers, Inc. One Franklin Parkway San Mateo, California 94403-1906
Templeton Growth Securities Fund (Class 2 Shares)	Templeton Global Advisers Limited (Adviser) Lyford Cay Nassau, Bahamas	Templeton Asset Management Limited (Sub-adviser) #7 Temasek Boulevard, #38-03 Suntec Tower One Singapore 038987
Invesco Van Kampen V.I. Mid Cap Value Fund (Series II)	Invesco Advisors, Inc. 1555 Peachtree Street, N.E. Atlanta, Georgia 30309
Invesco V.I. Core Equity Fund (Series II)	Invesco Advisors, Inc. 1555 Peachtree Street, N.E. Atlanta, Georgia 30309

24	PROSPECTUS	ACCUMULATION PERIOD

Funds	Investment advisor and principal business address	Subadvisor	Subadvisor
Invesco V.I. Global Real Estate Fund (Series II)	Invesco Advisors, Inc. 1555 Peachtree Street, N.E. Atlanta, Georgia 30309	Invesco Asset Management Limited 30 Finsbury Square, London, EC2A 1AG, United Kingdom
Invesco V.I. Mid Cap Core Equity (Series II)	Invesco Advisors, Inc. 1555 Peachtree Street, N.E. Atlanta, Georgia 30309
MFS Growth Series (Service Class)	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS Utilities Series (Service Class)	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS Value Series (Service Class)	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
Oppenheimer Capital Appreciation Fund/VA (Service Class)	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, New York 10281-1008
Oppenheimer Global Strategic Income Fund/VA (Service Class) (Formerly Oppenheimer Strategic Bond Fund/VA)	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, New York 10281-1008
Oppenheimer International Growth Fund/VA (Service Class)	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, New York 10281-1008
Oppenheimer Main Street Small Cap Fund/VA (Service Class)	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, New York 10281-1008
PIMCO Low Duration Portfolio (Advisor Class)	PIMCO 840 Newport Center Drive Newport Beach, California 92660
PIMCO Real Return Portfolio (Advisor Class)	PIMCO 840 Newport Center Drive Newport Beach, California 92660
PIMCO Total Return Portfolio (Advisor Class)	PIMCO 840 Newport Center Drive Newport Beach, California 92660
Pioneer Cullen Value VCT Portfolio (Class II)	Pioneer Investment Management, Inc. 60 State Street Boston, Massachusetts 02109	Cullen Capital Management LLC (Sub-adviser) 645 Fifth Avenue New York, New York 10022

ACCUMULATION PERIOD	PROSPECTUS	25

Funds	Investment advisor and principal business address	Subadvisor	Subadvisor
Pioneer Equity Income VCT Portfolio (Class II)	Pioneer Investment Management, Inc. 60 State Street Boston, Massachusetts 02109
Pioneer Fund VCT Portfolio (Class II)	Pioneer Investment Management, Inc. 60 State Street Boston, Massachusetts 02109
Pioneer Mid Cap Value VCT Portfolio (Class II)	Pioneer Investment Management, Inc. 60 State Street Boston, Massachusetts 02109
Seligman Communications and Information Portfolio (Class 2)	Columbia Management Investment Advisors, LLC 100 Federal Street Boston, Massachusetts 02110
Value Line Strategic Asset Management Trust	EULAV Asset Management, LLC (EULAV) 220 East 42nd Street New York, New York 10017
Wells Fargo Advantage VT International Equity Fund (Class II)	Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Wells Capital Management, Inc. 525 Market Street, 10th Floor San Francisco, CA 94105
Wells Fargo Advantage VT Small Cap Value Fund (Class II)	Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Wells Capital Management, Inc. 525 Market Street, 10th Floor San Francisco, CA 94105

SELECTION OF FUNDS

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the RS funds, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s advisor or an affiliate distribute or provide marketing support for the contracts. We review the Funds periodically and may remove a Fund or limit its availability to new premium payments and/or incoming transfers of accumulation value if we determine that the Fund no longer meets one or more of the selection criteria, and/or the Fund has not attracted significant allocations from Contract owners.

You are responsible for choosing your investment options and the amounts allocated to each, or the asset allocation model (if you purchase a guaranteed lifetime withdrawal benefit rider – see Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider), that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including a Fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as a Fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the Funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

26	PROSPECTUS	ACCUMULATION PERIOD

You bear the risk of any decline in the value of your contract resulting from the investment performance of the funds you have chosen.

We do not recommend or endorse any particular fund and we do not provide investment advice.

ADDITION, DELETION, OR SUBSTITUTION OF FUNDS

We do not guarantee that each Fund will always be available for investment through the contract. We reserve the right, subject to compliance with applicable law, to add new Funds or Fund classes, close existing Funds or Fund classes, or substitute Fund shares that are held by any investment division of the Separate Account for shares of a different mutual fund. New or substitute mutual funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a division of the Separate Account without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Separate Account securities from other mutual funds. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of contracts to which this contract belongs.

FIXED-RATE OPTION

You can elect to invest net premium payments in the fixed rate option that may be available as an investment option under your contract (However, for contracts issued in conjunction with applications dated on or after December 7, 2009, you may elect to invest up to a maximum of 25% of your initial and subsequent net premium payments into the fixed-rate option). The fixed-rate option is not registered as a security under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option is subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your net premium payments to this option, subject to the conditions stated below, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any

When you buy a contract, please note:

•	You can choose up to 20 investment options or 19 variable investment options and the fixed-rate option at any one time.

•	There are no initial sales charges on the premium payments that you allocate to the variable investment options.

•	All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

•

You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing, electronically or by telephone at our Customer Service Office. Currently, there is no fee for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges.

•	You can change beneficiaries as long as the annuitant is living.

ACCUMULATION PERIOD	PROSPECTUS	27

Transfers

You generally can transfer money among variable investment options both before and after the date annuity payments begin.

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephonic or electronic request that we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephonic or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and Electronic Services.

Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than the minimum annual rate specified in your contract, but we are not obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We do not use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay has not been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premium payments or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.
•	This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

•

At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next contract anniversary date.

The fixed-rate option may not be available in your state. We reserve the right to discontinue this option at any time. We also reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts.

TRANSFERS

You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of

28	PROSPECTUS	ACCUMULATION PERIOD

your accumulation value among the variable investment options and the fixed-rate option. These transfers are subject to the following rules:

•	We reserve the right to limit the frequency of transfers to not more than once every 30 days;

•

For contracts issued in conjunction with applications dated on or after December 7, 2009, no transfer into the fixed-rate option can be effected if, immediately subsequent to such transfer, the allocation to the fixed-rate option would be greater than 25% of the contract’s accumulation value on the immediately prior valuation date.

•	We reserve the right to impose a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

•

We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature. Amounts that have been in the fixed-rate option longest will be transferred out first.

•	The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	50% of the amount in the fixed-rate option as of the last contract anniversary, or
–	the amount equal to the largest transfer made during the previous contract year out of the fixed-rate option for your contract.

•

Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received transfer instructions from you, in good order, at our Customer Service Office.

•

If you have selected the GLWB rider, your transfers are limited to moving 100% of the contract accumulation value from one allocation model to another allocation model. See Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

You must clearly specify in your transfer request the amount to be transferred and the names of the investment options that are affected. We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order at our Customer Service Office. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values. If we receive your request on a business day after 4:00 p.m., you will receive the next day’s unit values.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each month. We must receive transfer instructions in good order at least 15 days before the due date of the first variable annuity payment to which the transfer will apply. No fixed-rate option transfers are permitted.

ACCUMULATION PERIOD	PROSPECTUS	29

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying fund at a price that does not reflect the current market value of the portfolio securities of the underlying fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund.

GIAC endeavors to protect long-term contract owners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contract owner to engage in frequent transfer activity. This contract is not designed for use by individuals or other entities that engage in “market timing” or other types of frequent trading, unusually large transfers, short-term trading, or programmed transfers. If you wish to engage in such strategies, do not purchase this contract.

Deterrence. If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit, modify, restrict, suspend or eliminate your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all contract owners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contract owners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We also may restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service. Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to transfer restrictions because of the actions of your investment advisor in providing those services. The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter

30	PROSPECTUS	ACCUMULATION PERIOD

into special arrangements with, any contract owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contract owners engaging in frequent transfers. In addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contract owners’ transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable fund.

Underlying Fund Frequent Trading Policies. The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying funds should describe any such policies and procedures. The frequent trading policies and procedures of an

You should be aware that we have entered into a written agreement with each Fund or its principal underwriter that obligates us to provide the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who have been identified by the Fund as having engaged in transactions that violate the disruptive trading policies established for that Fund.

ACCUMULATION PERIOD	PROSPECTUS	31

Surrenders and

withdrawals

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Your ability to withdraw or surrender may be limited by the terms of your qualified plan.

underlying fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying fund may impose a redemption fee. Contract owners should be aware that we may not have the contractual obligation or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. For example, underlying funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

Omnibus Orders. You should note that other insurance companies and retirement plans also invest in the underlying funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the fund. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in frequent transfer activity, the underlying fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying fund.

SURRENDERS AND WITHDRAWALS

During the accumulation period and while all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a withdrawal. During the annuity period, unless you selected annuity payout Option V-4, F-4 or F-5, we will not accept requests for surrenders or withdrawals after the date annuity payments begin. See Variable Annuity Payout Options.

32	PROSPECTUS	ACCUMULATION PERIOD

Your request for surrenders and withdrawals must be received in good order at our Customer Service Office. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you at our Customer Service Office. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a withdrawal, we will cash additional units to cover these charges unless you instruct us to do otherwise. See Contract Costs and Expenses: Contingent Deferred Sales Charge. To effect your request, we will cash accumulation units in the following order:

•	all accumulation units attributable to the variable investment choices; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed accumulation units attributable to the fixed-rate option.

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Withdrawals reduce your accumulation value and your death benefit, and may reduce the value of any guarantees provided by optional benefit riders. Your ability to withdraw or surrender may be limited by the terms of a qualified plan.

Free Withdrawal Amount. Each contract year, you are allowed to make an annual withdrawal from the contract, without paying a deferred sales charge, of an amount equal to 10% of Chargeable Premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year. The Free Withdrawal Amount is not cumulative – any Free Withdrawal Amount not taken during a given contract year cannot be taken as free amounts in a subsequent contract year. The Free Withdrawal Amount is not applicable in the case of a surrender of the contract.

Calculating the Contingent Deferred Sales Charge for a Withdrawal. For the purpose of calculating the contingent deferred sales charge and to minimize the applicable contingent deferred sales charge, we assume that any amount withdrawn during a contract year will be withdrawn in the following order:

•

from earnings, which, on any valuation date equals the accumulation value on that date, less the total net premiums that have not been previously withdrawn. Note, however: Any amounts withdrawn as part of the Free Withdrawal Amount will not reduce the total net premiums in the calculation of earnings;

•	from net premiums that are no longer subject to a contingent deferred sales charge;

•	from the Free Withdrawal Amount; and

•	from Chargeable Premiums on a first-in-first-out basis (i.e., the oldest Chargeable Premium will be withdrawn first).

ACCUMULATION PERIOD	PROSPECTUS	33

Calculating the Contingent Deferred Sales Charge for a Surrender. If you surrender the contract, the contingent deferred sales charge is equal to the contingent deferred sales charge percentage applicable to each Chargeable Premium multiplied by that Chargeable Premium.

Please note:

•	If you surrender the contract and Chargeable Premiums exceed accumulation value, then we will calculate the contingent deferred sales charge based on the full amount of Chargeable Premiums.

•

If the contract has been continued under spousal continuation, then all net premiums made before spousal continuation will be treated as not subject to a contingent deferred sales charge and will be withdrawn first, followed by any premium payments made after spousal continuation.

Systematic Withdrawals. You may request a schedule of systematic withdrawals. Under such a program, you may elect to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective typically on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, contingent deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

If we receive your surrender or withdrawal request in good order at our Customer Service Office before the end of a valuation date, then we will process your request based on accumulation unit values determined at the end of that valuation date. If we receive your surrender or withdrawal request in good order at our Customer Service Office at or after the end of a valuation date or on a day that is not a valuation date, then we will process your request based on accumulation unit values determined at the end of the next valuation date. We will send you your payment within seven days of receiving a request from you in good order at our Customer Service Office. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

Inactive Contracts

We may cancel the contract and pay the owner the accumulation value in one sum, if, before the annuity commencement date:

•	no premium payments are made for 2 consecutive years;

Assigning contract interests

If the contract is a qualified contract, the contract owner’s interest in the contract cannot be assigned. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

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•	the total amount of premium payments made, less any withdrawals, is less than $2,000;

•	the accumulation value on or after the end of such 2 year period is less than $2,000; and

•

we notified you in writing that this contract is inactive and subject to termination and, 6 months after the date of such notice, you have not made any premium payments to bring either your total premium payments less withdrawals or your accumulation value to $2,000.

The proceeds paid to an owner may be subject to any applicable contract charges, deferred sales charges and annuity taxes. Please see Financial information: Federal tax matters.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing. We also have the right to modify or discontinue either program. We will give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract. You may terminate either program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See Transfers for limitations on such transfers.

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either the RS Money Market VIP Series investment division or the fixed-rate option, but not from both. You can designate the fixed-rate option for dollar cost averaging if you currently own a contract with the fixed-rate option endorsement. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (including the required RS Money Market VIP Series or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must

Programs to build

your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

You may receive additional copies by calling or writing our Customer Service Office.

ACCUMULATION PERIOD	PROSPECTUS	35

receive it in good order at our Customer Service Office at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from the RS Money Market VIP Series investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 24 or 36 months. Your total accumulation value at the time generally must be at least $10,000. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option. Transfers may not continue beyond the Annuity Commencement Date.

Please note that dollar cost averaging from the fixed rate option or into the fixed rate option is not available at this time for contracts issued in conjunction with applications dated on or after December 7, 2009. GIAC may elect, in its sole discretion, to make this option available to these contracts in the future.

You can discontinue the dollar cost averaging program at any time. Assets remaining in the fixed rate option are subject to the transfer restrictions noted above (see “Transfers”.)

Additionally, we offer enhanced dollar cost averaging programs (referred to as “Dollar Cost Averaging Plus”) if you elect to allocate your initial premium to a dollar cost averaging account for either the 6 or 12 transfer program at the time your contract is issued; premium payments received after your initial premium will not be included in the account for an enhanced dollar cost averaging program. The first transfer occurs on the issue date of the contract, and the remaining transfers occur on each monthly contract anniversary (or on the next Valuation Date if the monthly contract anniversary is not a Valuation Date) until the program’s conclusion. The last transfer consists only of the accumulated interest. Amounts allocated to the enhanced dollar cost averaging programs will be invested as follows:

•	For the 6 transfer program –

–	1/5th of the net premium allocated to the enhanced dollar cost averaging program will be invested immediately in the contract owner’s chosen allocation percentages.

–	Thereafter, 1/5th of the net premium allocated to the enhanced dollar cost averaging program will be invested on the first day of each of the next 4 contract months in the contract owner’s elected allocation percentages.

–	On the fifth monthly contract anniversary, the interest accrued through that date will be invested.

•	For the 12 transfer program –

–	1/11th of the net premium allocated to the enhanced dollar cost averaging program will be invested immediately in the contract owner’s chosen allocation percentages.

–	Thereafter, 1/11th of the net premium allocated to the enhanced dollar cost averaging program will be invested in the contract owner’s elected allocation percentages on the calendar day of each

36	PROSPECTUS	ACCUMULATION PERIOD

of the next 10 months that corresponds to the contract issue date (or, if there is no corresponding date in a subsequent month, on the last day of that month).

–	On the eleventh monthly contract anniversary, the interest accrued through that date will be invested.

Enhanced dollar cost averaging programs will terminate on the earliest of: the Valuation Date we receive your request for termination in Good Order at our Customer Service Office; or the Annuity Commencement Date; or the date the Basic Contract is surrendered; or the date the elected number of transfers is complete. Please note: If an enhanced dollar cost averaging program terminates before all amounts have been transferred out of your dollar cost averaging account, then the remaining amount will be allocated to the investment options according to your allocation instructions in effect at that time for the Basic Contract.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings from the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages when any percentage exceeds or is less than your chosen percentages by at least 5%. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Automated Transfer and Automated Alert Programs

Our Automated Transfer (AT) Program offers you the ability to set up a future automatic transfer between two variable investment options offered through your contract when the accumulation unit value for a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount. When you establish the AT order, you can select this percentage or dollar amount as well as the actual amount that will be transferred.

An AT buy order allows you to establish an order to transfer money from the RS Money Market VIP Series to any of the available variable investment options based on the percentage or dollar amount criteria you specify. All orders must be submitted electronically, via our website, www.guardianinvestor.com. An AT sell order allows you to establish an order to transfer money from any one of the available variable investment options to the RS Money Market VIP Series based on the percentage or dollar amount criteria that you specify. If an AT order is submitted in good order to GIAC’s Customer Service Office on a valuation date before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), the order will be established on the date it is submitted. If an AT order is submitted to our Customer Service Office in good order on a valuation date after the close of the New York Stock Exchange, or if it is submitted on a day that is not a valuation date, the order will be established on the next valuation date.

Once an AT order is established, and if the criteria you specify are met, a transfer will be automatically scheduled to be processed on the next

ACCUMULATION PERIOD	PROSPECTUS	37

valuation date. The AT will be processed on the next valuation date using that next valuation date’s accumulation unit value. The accumulation unit value of the specified variable investment option on the day the AT order criteria are met could fluctuate significantly from the accumulation unit value of that variable investment option on the next valuation date. You will have an opportunity to cancel the AT, electronically via our website, up until the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the day the AT is scheduled to be processed. Your cancellation must be received by GIAC’s Customer Service Office in good order before the close of trading on the New York Stock Exchange on the day the AT is scheduled to be processed in order for the cancellation to be effective. As a courtesy to you, we will send an e-mail to the e-mail address(es) you specify informing you that the AT criteria have been met and an AT has been scheduled to be processed on the next valuation date. We cannot guarantee that you will receive this e-mail before the time that your AT will be processed. In the event you do not receive this e-mail or we do not receive your cancellation instructions in accordance with the requirements detailed above, GIAC will not be responsible for acting upon an AT order established by you, if that AT was processed in accordance with your previously received specifications.

After you establish an AT order, that AT order will remain active for the duration that you specify when you establish the order and will expire on the earliest to occur of the following: the date the AT is processed according to your specified criteria, or the order expiration date, or the date you cancel the order (if that date precedes the order expiration date you previously specified). In addition, an active AT order and/or an AT that is scheduled to be processed will be cancelled automatically if any one of the following events occurs: the contract is surrendered or you begin receiving annuity payments; a death claim is pending or paid; the owner is changed on the contract; any of the optional benefit riders you may have selected are terminated; your transfer rights have been restricted under the contract; assets in the variable investment options you specified are not available to process the transfer; or, at the time we attempt to process the AT, you are already invested in the maximum number of investment options.

The following requirements also apply to the AT program for each contract owned by you:

•	The contract accumulation value must be at least $10,000 in order to establish an AT order.

•	AT orders cannot be established if you are utilizing the dollar cost averaging and portfolio rebalancing programs.

•	AT orders cannot be established if you have an active living benefit rider on your contract.

•	AT orders cannot be established if you are receiving systematic withdrawals under your contract.

•	Only one AT buy order may be active at any one time.

•	Multiple AT sell orders are permitted at any time, but each AT sell order must be from a different variable investment option.

38	PROSPECTUS	ACCUMULATION PERIOD

•

If multiple AT sell and/or buy orders meet their respective specified criteria on the same day, all such AT orders will be processed on the next business day, unless we receive the appropriate cancellation instructions from you.

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) your accumulation value in a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or; 2) your contract accumulation value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria have been met.

When an Automated Alert meets the criteria you specified, we will send an e-mail notification to you at the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. We cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive the e-mail notification, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of AT and Automated Alert privileges at any time, at its discretion. GIAC does not currently charge a fee for the AT and Automated Alert programs. However, we reserve the right to limit the frequency of ATs and Automated Alerts or to impose a charge for ATs and Automated Alerts. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The accumulation period: Transfers.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. When permitted by law, we reserve the right to defer the payment of amounts withdrawn from the fixed-rate option for a period of no longer than six months from the date we receive the request for such withdrawal in good order at our Customer Service Office. We may postpone any calculation or payment from the variable investment options if:

•	the New York Stock Exchange is closed for trading or trading has been suspended, or

•	the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable; or

•	the Securities and Exchange Commission by order so permits for the protection of security holders.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to accept premium payments or to process any request for a surrender, withdrawal, or transfer, or pay death benefits or make annuity payments. If a contract is frozen, the accumulation value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.

ACCUMULATION PERIOD	PROSPECTUS	39

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose cannot be later than the contract anniversary immediately following the annuitant’s 95th birthday. (In New York, the annuity commencement date cannot be later than the contract anniversary immediately following the annuitant’s 90th birthday.) Please note that this date may be determined by the retirement plan under which your annuity contract was issued. Once annuity payments begin, you may not change: the annuitant; the payout option; the guaranteed period under the chosen payout option; or the survivor percentage in either the fixed or variable joint and survivor annuity payment options (see options V-3 and F-3 below).

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available, under that specific option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

•	the table in your contract reflecting the gender and age of the annuitant at the birthday nearest the date annuity payments are to begin,

•	the annuity payout option you choose, and

•	if you choose a variable payout option, the assumed investment return you choose, and the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a withdrawal from Option V-4, F-4 or F-5 or switch from Option V-4 to Option V-1 or Option F-4 to Option F-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments will not be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

40	PROSPECTUS	ANNUITY PERIOD

We will make annuity payments once a month, or on another periodic schedule acceptable to us, except as follows:

•	Proceeds of less than $2,000 will be paid to you in a single payment and the contract will be cancelled.

•	We may change the schedule of payments to avoid payments of less than $20.

PAYEE

Unless you request otherwise, the payee of any annuity payments will be the first among the following who is living at the time the payment is to be made:

•	any surviving owner or joint owner; if none, then

•	any surviving primary beneficiary; and, if none, then

•	any surviving contingent beneficiary.

If no payees are living and a guaranteed annuity payout period has not ended, then the present value of any remaining annuity payments will be paid to the estate of the last remaining payee.

ANNUITY PAYOUT OPTIONS

You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available under the contract; we will make annuity payments to you if the annuitant is living and the contract is in force on the Annuity Commencement Date. You can make your choice of annuity payout option at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

Before the annuity commencement date, the owner(s) may elect to restrict certain rights any beneficiary may have under the contract in the event that the contract owner and/or annuitant dies while there are guaranteed annuity payments still outstanding. If you choose this election, the beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining annuity payments;

•	name or change any contingent or concurrent beneficiaries; or

•	change the annuity payout option in effect at the time of the death of the contract owner and/or annuitant.

We must receive written notice that you elect to apply the above restrictions. Such notice must be received at our Customer Service Office, in good order and in a form satisfactory to us, before the annuity commencement date. Once elected, only the contract owner on record as

ANNUITY PERIOD	PROSPECTUS	41

Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments To Age 100

of the annuity commencement date can revoke this election, and once it is revoked, it cannot be reinstated. Any existing elections will be canceled in the event of a change of ownership or the addition of a new owner of a contract.

VARIABLE ANNUITY PAYOUT OPTIONS

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment can vary.

We make a variety of payout options available for you to choose from. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee period for payments based on amounts in the variable investment options. (Payments based on amounts in any fixed rate option that may be attached to your contract will be made monthly under Fixed Annuity Payout Option F-2, with a guaranteed period of 10 years. See Fixed-Rate Annuity Payout Options, below.) You may change to another option if you wish, provided you do so before we begin processing your first annuity payment.

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable annuity payments of 0%, 3.5% or 5%, if allowed by applicable law or regulation, before we start making payments to you. Once an assumed investment return is chosen, it cannot be changed. If no choice is made, an effective annual interest rate of 3.5 % will be used as the assumed investment return. (In New York and Oregon, the 5% assumed investment return is not available.)

The assumed investment return is a critical assumption for calculating variable annuity payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

•	If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payments will not change.

•	If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

42	PROSPECTUS	ANNUITY PERIOD

•	If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

OPTION V-1 – Life Annuity without Guaranteed Period

We make payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. Payments stop when the annuitant dies. Therefore, if the annuitant dies before the date of the second payment, then it is possible that we may make only one payment under this option.

OPTION V-2 – Life Annuity with Guaranteed Period

We make payments during the annuitant’s lifetime, but if the annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the beneficiary. Payments are guaranteed for any period of between 1 and 30 full years. The length of any guaranteed period must be elected before the annuity commencement date, and cannot exceed the life expectancy of the annuitant. Upon the annuitant’s death, we will pay the balance of the annuity payments for the remainder of the guaranteed period, or the owner or joint owner (if living) or the beneficiary (if any owner is not living) can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If this payee dies while receiving the payments, the present value of the remaining number of variable annuity payments will be paid in one lump sum to the payee’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant; if either one dies, payments will continue during the survivor’s lifetime. There are two versions available. After the death of the annuitant or joint annuitant, payments will continue during the survivor’s lifetime based on a percentage (chosen by you) of the number of annuity units in the variable payout option while both annuitants were living. Under one version of this annuity payout option, it is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment. Under a second version, payments are guaranteed for any number of full years between 1 and 30; the length of any guaranteed period must be elected before the annuity commencement date, and cannot exceed the life expectancy of either annuitant.

OPTION V-4 – Variable Annuity Payments to Age 100

We make payments that are guaranteed for a whole number of years.

ANNUITY PERIOD	PROSPECTUS	43

The number of years will equal 100 minus the annuitant’s age on the birthday nearest the annuity commencement date when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the payee for the remainder of that period. Unless the owner indicates otherwise in a signed written notice received at our Customer Service Office and in good order, the payee can: (i) elect to be paid the present value of the remaining annuity payments in a lump sum; or apply the present value of any remaining unpaid annuity payments to the Life Annuity without Guaranteed Period annuity payout option and receive variable annuity payments under that annuity payout option.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments (unless the owner indicates otherwise in a signed written notice received in good order at our Customer Service Office). If a withdrawal is requested, then we will liquidate annuity units in the amount necessary to meet the amount of the request. As a result, there will be fewer remaining annuity units, which (in turn) will lower the amount of money you receive in future income payments, and the value of your remaining future payments will decrease. The following conditions apply to withdrawals.

•	The payee may not withdraw less than $500.

•

One withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After making a withdrawal, the present value of the remaining payments must be at least $2,000, and each remaining monthly payment must be at least $20.

•	A full withdrawal would terminate the Basic Contract.

If a withdrawal request does not meet the third condition above, we will promptly attempt to contact the owner for additional instructions. If we do not receive (in good order at our Customer Service Office) revised instructions that comply with the third condition within five business days of the original request, then we will pay you the present value of the remaining payments and cancel your contract. This withdrawal is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

A withdrawal of all or a portion of the present value of the remaining payments may have tax consequences and may be subject to a contingent deferred sales charge and annuity taxes, if the amount withdrawn includes Chargeable Premiums. To determine whether Chargeable Premiums are included in a withdrawal, we first determine whether the Accumulation Value (less any applicable annuity taxes) that was applied to the Payments for a Period Certain payout option on the Annuity Commencement Date included any Chargeable Premiums. If so, the withdrawal of those Chargeable Premiums after annuity payments have

44	PROSPECTUS	ANNUITY PERIOD

begun may be reduced by a contingent deferred sales charge. The contingent deferred sales charge for each Chargeable Premium withdrawn will be:

(a) ×	(	b	)	× (d)
c

where:

(a)	is the contingent deferred sales charge that would have applied to that Chargeable Premium if the Chargeable Premium was withdrawn immediately before the Annuity Commencement Date less the amount of any portion of such charge which was reclaimed as a result of applying this formula to a prior withdrawal;

(b)	is the number of whole months from the date of the withdrawal until the date that the contingent deferred sales charge would have expired for that Chargeable Premium;

(c)	is the number of whole months from the Annuity Commencement Date until the date that the contingent deferred sales charge would have expired for that Chargeable Premium; and

(d)	is the present value of remaining payments withdrawn divided by the total present value of the remaining payments.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Please note:

•

The cumulative dollar amount of contingent deferred sales charges assessed against withdrawals following the Annuity Commencement Date will never exceed the contingent deferred sales charge that would have been assessed had the contract been surrendered immediately before the Annuity Commencement Date.

•	The Free Withdrawal Amount under the Basic Contract is not available for amounts withdrawn following the Annuity Commencement Date.

•	Option V-4 may have special tax consequences, including –

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

The Internal Revenue Service (IRS) has concluded that a withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts

ANNUITY PERIOD	PROSPECTUS	45

Fixed-rate annuity

payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-4 Fixed Annuity Payments To Age 100

•	OPTION F-5 Payments for a Period Certain

•	OPTION F-6 10-Year Guaranteed Period

received as withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a withdrawal under Option V-4. Other rules may apply to withdrawals from qualified contracts that elect Option V-4.

Contact your tax adviser for more information about the possible tax consequences of electing this annuity payout option.

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter “F.” For fixed annuity payment options, each $1,000 of accumulation value is multiplied by the greater of: (i) the current fixed annuity rate in effect on the annuity commencement date applicable to the payout option elected; or (ii) the guaranteed fixed annuity rate for the payout option elected.

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. Payments stop when the annuitant dies. Therefore, if the annuitant dies before the date of the second payment, then it is possible that we may make only one payment under this option.

OPTION F-2 – Life Annuity with Guaranteed Period

We make fixed payments during the annuitant’s lifetime, but if the annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the beneficiary. Payments are guaranteed for any period of between 1 and 30 full years. The length of any guaranteed period must be elected before the annuity commencement date, and cannot exceed the life expectancy of the annuitant. Upon the annuitant’s death, we will pay the balance of the annuity payments for the remainder of the guaranteed period, or the owner or joint owner (if living) or the beneficiary (if any owner is not living) can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If this payee dies while receiving the payments, the present value of the remaining number of variable annuity payments will be paid in one lump sum to the payee’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant; if either one dies, payments will continue during the survivor’s lifetime. There are two versions available. After the death of the annuitant or joint annuitant, payments will continue during the survivor’s lifetime based on a percentage (chosen by you) of the payment in effect while both annuitants were living. Under one version of this annuity payout option, it is possible that only one annuity payment will be made if both the

46	PROSPECTUS	ANNUITY PERIOD

annuitant and joint annuitant die before the date of the second payment. Under a second version, payments are guaranteed for any number of full years between 1 and 30; the length of any guaranteed period must be elected before the annuity commencement date, and cannot exceed the life expectancy of either annuitant.

OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments that are guaranteed for a whole number of years. The number of years will equal 100 minus the annuitant’s age on the birthday nearest the annuity commencement date when annuity payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 1.5%.

If the annuitant dies before age 100, we will pay the balance of the payments to the payee for the remainder of that period. Unless the owner indicates otherwise in a signed written notice received at our Customer Service Office and in good order, the payee can: (i) elect to be paid the present value of the remaining annuity payments in a lump sum; or (ii) apply the present value of any remaining unpaid annuity payments to the Life Annuity without Guaranteed Period annuity payout option and receive fixed annuity payments under that annuity payout option.

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax adviser for more information about the possible tax consequences of electing this annuity payout option.

OPTION F-5 – Payments for a Period Certain

We make fixed monthly payments for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us, which we guarantee will not be less than 1.5%. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year.

If the annuitant dies during the payment period, we will pay the balance of the payments to the payee for the remainder of that period. Unless the owner indicates otherwise in a signed written notice received in good

ANNUITY PERIOD	PROSPECTUS	47

order at our Customer Service Office, the payee may elect to be paid the present value of the remaining annuity payments in a lump sum. The interest rate used to compute the present value of any remaining payments will be the same rate that was used to determine the first monthly annuity payment. If the payee dies while receiving such payments, we will pay the present value of the remaining payments to the payee’s estate.

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-5 may not satisfy the periodic payment exception to 10% penalty tax for distributions made before age 59 1/2.

Contact your tax adviser for more information about the tax consequences of electing this annuity payout option.

Withdrawals under Options F-4 and F-5

Unless the owner indicates otherwise in a signed written notice received in good order at our Customer Service Office, under Options F-4 and F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in any future payments. A surrender would terminate the basic contract. The following conditions apply to withdrawals.

•	The payee may not withdraw less than $500.

•

One withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After making a withdrawal, the present value of the remaining payments must be at least $2,000, and the each remaining monthly payment must be at least $20.

If a withdrawal request does not meet the third condition above, we will promptly attempt to contact the owner for additional instructions. If we do not receive (in good order at our Customer Service Office) revised instructions that comply with the third condition within five business days of the original request, then we will pay you (or the beneficiary in the event that you are no longer living) the present value of the remaining payments and cancel your contract. This withdrawal is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

A withdrawal of all or a portion of the present value of the remaining payments under Option F-4 or F-5 may have tax consequences and may be subject to a contingent deferred sales charge and annuity taxes, if the amount withdrawn includes Chargeable Premiums. To determine whether Chargeable Premiums are included in a withdrawal, we first

48	PROSPECTUS	ANNUITY PERIOD

determine whether the Accumulation Value (less any applicable annuity taxes) that was applied to the Payments for a Period Certain payout option on the Annuity Commencement Date included any Chargeable Premiums. If so, the withdrawal of those Chargeable Premiums after annuity payments have begun may be reduced by a contingent deferred sales charge. The contingent deferred sales charge for each Chargeable Premium withdrawn will be:

(a) ×	(	b	)	× (d)
c

where:

(a)	is the contingent deferred sales charge that would have applied to that Chargeable Premium if the Chargeable Premium was withdrawn immediately before the Annuity Commencement Date less the amount of any portion of such charge which was reclaimed as a result of applying this formula to a prior withdrawal;

(b)	is the number of whole months from the date of the withdrawal until the date that the contingent deferred sales charge would have expired for that Chargeable Premium;

(c)	is the number of whole months from the Annuity Commencement Date until the date that the contingent deferred sales charge would have expired for that Chargeable Premium; and

(d)	is the present value of remaining payments withdrawn divided by the total present value of the remaining payments.

The interest rate used to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

Please note:

•

The cumulative dollar amount of contingent deferred sales charges assessed against withdrawals following the Annuity Commencement Date will never exceed the contingent deferred sales charge that would have been assessed had the contract been surrendered immediately before the Annuity Commencement Date.

•	The Free Withdrawal Amount under the Basic Contract is not available for amounts withdrawn following the Annuity Commencement Date.

The Internal Revenue Service (IRS) has concluded that a withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you

ANNUITY PERIOD	PROSPECTUS	49

should consult a tax adviser regarding the tax consequences to you of a withdrawal under Option F-4 or F-5. Other rules may apply to withdrawals from qualified contracts that elect Option F-4 or F-5.

The interest rate used to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3% or 1.5%, depending on what rate is required in your state.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the annuitant dies during the ten year payment period, the remaining payments will be made to the beneficiary or the beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax adviser for more information.

50	PROSPECTUS	ANNUITY PERIOD

OTHER CONTRACT FEATURES

DEATH BENEFITS

Death of an Owner before the Annuity Commencement Date

We will pay a death benefit upon receipt, in good order at our Customer Service Office, of due proof of the death of any owner before the annuity commencement date. If the owner is a non-natural owner, the death of the annuitant will be treated as the death of an owner for purposes of determining whether a death benefit is payable.

The death benefit is payable first to:

•	any surviving owner or joint owner, if none, then

•	any surviving primary beneficiary, if none, then,

•	any surviving contingent beneficiary, if none then

•	to the owner’s estate.

Unless otherwise provided, to receive the death benefit, the party above must be living on the earlier of:

•	the date we receive due proof of death in good order at our Customer Service Office; or

•	the 15th day after the date of death.

Multiple Beneficiaries. If there is more than one beneficiary, then we will calculate the death benefit for each beneficiary’s portion of the death benefit proceeds when we receive at our Customer Service Office due proof of death in good order as well as that beneficiary’s settlement instructions. We then will pay out that beneficiary’s portion of the death benefit proceeds or apply the amount of such proceeds to an annuity payout option according to instructions from the beneficiary. In the case of multiple beneficiaries, the amount payable for a beneficiary will fluctuate based on the performance of the investment options in which accumulation value is allocated until we receive settlement instructions from that beneficiary. This means that each beneficiary can receive a different amount of death benefit amount even when all beneficiaries have been designated to share equally in the death benefit proceeds.

Calculation of Death Benefit. If we receive due proof of death in good order at our Customer Service Office before the end of a valuation date, we will calculate the death benefit based on the accumulation value determined at the end of that valuation date. If we receive due proof of death in good order at our Customer Service Office at or after the end of a valuation date (or on a day other than a valuation date), then we will calculate the death benefit based on the accumulation value determined at the end of the next valuation date. We will pay the death benefit to the appropriate beneficiary or beneficiaries (or surviving joint owner(s), if applicable) after we receive due proof of death in good order. We then will have no further obligation under the contract.

Amount of Death Benefit. The amount of the death benefit will be the greater of:

•	the accumulation value as of the end of the valuation date on which we receive due proof of death in good order, less any annuity taxes, or

Death benefits

We will pay a death benefit upon receipt of due proof of death of any owner. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit upon the death of the annuitant. In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the special requirements outlined below.

OTHER CONTRACT FEATURES	PROSPECTUS	51

•

the total amount of premiums paid, less any adjusted amount for each withdrawal and any contingent deferred sales charges thereon, and any annuity taxes. (The adjusted amount for each withdrawal is determined by: (i) dividing the amount of each withdrawal, including any applicable contingent deferred sales charge and any applicable annuity taxes, by the accumulation value immediately before that withdrawal; and (ii) multiplying that result by the death benefit immediately before the withdrawal.)

If the adjusted amount of the withdrawal is less than the dollar amount of that withdrawal, then the total amount of premiums paid will be reduced by the dollar amount of the withdrawal instead of the adjusted amount for that withdrawal.

In the event of a change in the owner or an annuitant on whom a death benefit would be payable, the death benefit will be reset to the accumulation value as of the end of the valuation date on which the change in owner or annuitant becomes effective, less any applicable annuity taxes. Thereafter, the amount of the death benefit payable will be:

•	increased by the total amount of premiums paid following the valuation date on which the change in owner or annuitant becomes effective, minus

•

an adjusted amount for each withdrawal made following the valuation date on which the change in owner or annuitant becomes effective, including any contingent deferred sales charges paid thereon and any applicable annuity taxes.

Distribution of Death Benefit Proceeds: We generally will pay the death benefit in a lump sum. A beneficiary (or surviving joint owner, if applicable) who is entitled to a death benefit may defer payment of this sum for up to five years from the date of death.

Instead of a lump sum payment, the beneficiary or surviving joint owner, as the case may be, may elect to have the death benefit distributed over his or her life, or to one of the annuity payout options that contain a life contingency where the applicable guaranteed period does not extend beyond life expectancy. However, this election must be made and distributions must commence within one year of the date of death. If the election to receive annuity payments is not made within this time period, then the lump sum option will be deemed to have been elected, and this contract will be fully distributed within 5 years of the date of death. We will consider that deemed election as our receipt of settlement instructions regarding payment of the death benefit proceeds. We must receive notification of the choice of alternative payout option at our Customer Service Office at least three business days before we pay out the death benefit proceeds and within one year of the date of death.

If a lump sum payment is deferred or an annuity payout option is elected and the death benefit proceeds exceed the accumulation value as of the end of the valuation date we received due proof of death in good order,

52	PROSPECTUS	OTHER CONTRACT FEATURES

then we will credit this difference to the variable investment options in accordance with the allocation instructions in effect at that time (or the model allocation if a guaranteed lifetime withdrawal benefit has been elected).

You may designate that a beneficiary is to receive the death benefit proceeds either through an annuity for life or over a period that does not exceed the life expectancy of that Beneficiary. Such designation must be made in writing in a form acceptable to us, and may only be revoked in your written notice received at our Customer Service Office in good order. Upon your death, the beneficiary cannot revoke or modify any designation you made on how the death benefit proceeds are to be paid.

Upon the death of any owner, ownership of the contract before the full distribution of the death benefit proceeds will pass as follows:

•	any surviving owner or joint owner, if none then

•	any surviving primary beneficiary, if none then

•	any surviving contingent beneficiary, if none then

•	the owner’s estate.

Upon the death of an annuitant if the owner is a non-natural owner, the non-natural owner will retain ownership of this contract before the full distribution of the death benefit proceeds.

A non-spousal beneficiary (or any surviving joint owner) that is entitled to a death benefit has the right to elect another beneficiary to receive the death benefit proceeds in the event of his or her death before the full distribution of the proceeds.

Death of an Owner on or after the Annuity Commencement Date

If any owner dies on or after the annuity commencement date, and before the entire interest in the contract has been distributed, then any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the following rules:

•

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death. These distribution requirements will be satisfied if any portion of the deceased contract owner’s interest: is payable to, or for the benefit of, any new contract owner, and will be distributed over the new contract owner’s life, or over a period not extending beyond the life expectancy of any new contract owner.

OTHER CONTRACT FEATURES	PROSPECTUS	53

•

If your spouse is the only primary beneficiary (or the sole surviving joint owner) when you die, then your surviving spouse may be able to elect (or may be deemed to have elected) to continue the contract. For more information, see Spousal Continuation below.

•	If a beneficiary is not a natural person, the beneficiary must elect that the entire death benefit be distributed with five years of your death.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation only if: an owner dies before the annuity commencement date; the deceased owner’s spouse, under federal law, is the sole joint owner or the sole surviving primary beneficiary (or, in the case of joint owners, the surviving spouses are the only concurrent beneficiaries, or the surviving spouse is the designated beneficiary) on the date of such owner’s death. The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this contract will not be available to such partners or same-sex marriage spouses. Consult a tax advisor for more information on this subject.

We must receive notice of election of spousal continuation by the 90th day after we receive due proof of death (of the owner) in good order at our Customer Service Office. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day, spousal continuation will be deemed to have been elected on that day. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

If the contract is continued under spousal continuation and the death benefit proceeds that would have been paid upon an owner’s death exceed the accumulation value on the date used to calculate the death benefit, then we will credit an amount equal to the difference between the death benefit proceeds and the accumulation value to the investment options under the contract in accordance with your allocation instructions at that time (or the model allocation if a guaranteed lifetime withdrawal benefit has been elected). If applicable, the surviving spouse will become the new owner and will replace the deceased owner as annuitant or contingent annuitant. The death benefit payable under the continued contract is the accumulation value as of the end of the valuation date we received, in good order at our Customer Service Office, due proof of death of the surviving spouse.

If the annuitant is changed under spousal continuation, then the annuity commencement date will be the new annuitant’s 95th birthday, unless an earlier date is otherwise elected by the owner. If the contract is surrendered or a withdrawal is made after spousal continuation, then all net premium payments made before spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to contingent deferred sales charges will apply to the withdrawal or surrender of any Chargeable Premium payments made after spousal continuation.

54	PROSPECTUS	OTHER CONTRACT FEATURES

ENHANCED DEATH BENEFIT RIDERS

When you buy your contract, you can choose to buy an enhanced death benefit rider, provided that the owner(s) is/are under age 76 on your contract issue date. If a death benefit is payable and an enhanced death benefit rider is in force, the beneficiary will receive the greater of either the death benefit described above or the enhanced death benefit. You should consult your tax adviser before selecting an enhanced death benefit rider. These riders may not be available in your state.

Highest Anniversary Value Death Benefit Rider

Under this rider, a death benefit is payable upon the death of any owner (or, in the event of a non-natural owner, the annuitant), and a surviving spouse that continues the basic contract in accordance with the spousal continuation provision, who is under age 76. This rider provides for an enhanced death benefit equal to the greater of:

•	the death benefit under the contract without any optional riders (i.e., the Basic Contract); or

•	the highest anniversary value enhanced death benefit, less any annuity taxes as of the end of the valuation date on which we receive due proof of death in good order.

We must receive proof of death in good order at our Customer Service Office before the annuity commencement date for a benefit to be earned.

On the contract issue date, the highest anniversary value death benefit (“HAVDB”) is the initial premium payment. The HAVDB will increase by the amount of any additional premium payments. On each annual contract anniversary up to and including the one immediately following the older owner’s 80th birthday (or the annuitant’s 80th birthday if there is a non-natural owner), the HAVDB will equal the greater of the current HAVDB or the accumulation value of the basic contract on that contract anniversary date. The HAVDB will decrease by an adjusted withdrawal amount whenever a withdrawal is made under the basic contract. The adjusted withdrawal amount is determined by dividing the amount of each withdrawal (including any applicable contingent deferred sales charges and annuity taxes) by the accumulation value immediately before that withdrawal, and then multiplying that result by the HAVDB immediately before the withdrawal. If the adjusted withdrawal amount is less than the dollar amount of the withdrawal, then the HAVDB will be reduced by the dollar amount of the withdrawal instead of the adjusted withdrawal amount. The HAVDB will be distributed in the same manner as the death benefit under the basic contract. We deduct a daily charge for this rider based on an annual rate of 0.40% of the net assets of your variable investment options.

If there is a change of owner (or, if the owner is a non-natural person, a change in annuitant) under the terms of the Basic Contract, other than as a result of the exercise of a spousal continuation, then the HAVDB will be set to equal the accumulation value on the Valuation Date that the change in owner is effective. Any premium payments made and withdrawals taken after the effective date of this change will change the HAVDB in the manner described above.

OTHER CONTRACT FEATURES	PROSPECTUS	55

If a surviving spouse elects to continue the Basic Contract under spousal continuation, and the HAVDB that would have been paid under the Basic Contract upon the owner’s death exceeds the accumulation value at that time of the owner’s death, then we will credit this difference to investment options in accordance with the current allocation instructions under the Basic Contract. If the HAVDB that would have been paid is less than the accumulation value at the time of the owner’s death, then we will increase the HAVDB to equal the accumulation value. Thereafter, we will calculate the HAVDB as described above.

This rider can only be elected at contract issue, and all owners under the contract must be under age 76. If the owner is a non-natural person, then the annuitant must be younger than age 76. To be eligible to continue the rider, a continuing spouse must be eligible to continue the basic contract under the spousal continuation provisions of the basic contract (see Spousal Continuation above), and the continuing spouse must be younger than age 76 on the effective date of the spousal continuation.

This rider terminates on the earliest of the following:

•

the date that a death benefit is paid under this rider or under the Basic Contract upon proof of death in good order of the first owner, if the Basic Contract and this rider are not continued by an eligible spouse;

•

the date that a death benefit is paid under this rider or under the Basic Contract upon proof of death in good order of the surviving spouse who has continued the Basic Contract and this rider after the death of the first owner;

•	the date that the Basic Contract terminates;

•	the annuity commencement date; or

•	upon a change in ownership and the new owner is age 76 or older.

You may not reinstate this rider once it terminates.

The highest anniversary value death benefit rider is available only in states where it has been approved and where we are continuing to offer it. Please ask your sales agent or call our Customer Service Office for information about the availability of this enhanced death benefit rider in your state. Please note: You can elect the highest anniversary death benefit rider in conjunction with the earnings benefit rider available under the contract (except when this contract is available in New Jersey, where you must elect one or the other), but you cannot select this rider in combination with the guaranteed lifetime withdrawal benefit rider (see Guaranteed Lifetime Withdrawal Benefit below).

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider if you are under age 76. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options. You may not allocate any premium payments or transfer any accumulation value to the fixed-rate option if you have selected this rider.

56	PROSPECTUS	OTHER CONTRACT FEATURES

When this rider is in force and before the annuity commencement date, any death benefit payable under the contract can be increased by an earnings benefit amount equal to a percentage (the “earnings benefit percentage”) of the excess, if any, of (i) the accumulation value of the Basic Contract on the date we receive, in good order at our Customer Service Office, due proof of death of the first owner to die, over (ii) adjusted premiums. (For purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a withdrawal, we will reduce the total amount of net premiums in the lesser of the same proportion that the accumulation value of the Basic Contract is reduced on the date of the withdrawal or the dollar amount of the withdrawal. The proportion is determined by dividing (i) the dollar amount withdrawn plus any applicable contingent deferred sales charges and annuity taxes by (ii) the accumulation value immediately before the withdrawal.

Currently, if the older owner is 69 or younger when we issue the contract, then the earnings benefit will be 40% of earnings (i.e., the accumulation value minus the adjusted premiums) at the time of that owner’s death; and if the older owner is between the ages of 70 and 75 when we issue the contract, then the earnings benefit will be 25% of earnings upon that owner’s death. Please note: The amount of the earnings benefit will never exceed the earnings benefit percentage set forth in your contract multiplied by the adjusted premiums.

Spousal Continuation.

Your spouse may continue a contract with the earnings benefit rider upon your death only if:

•	your spouse is the joint owner or sole primary beneficiary of the contract;

•	your surviving spouse chooses to continue the contract and become the annuitant and owner; and

•	your surviving spouse has not reached age 76 at the time the contract is continued.

Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs. Consult a tax adviser.

If your spouse elects to continue this rider upon your death, then the accumulation value of the contract will equal to: (i) the death benefit then payable under the Basic Contract and under any applicable riders, other than the earnings benefit rider, that offer enhanced death benefits, plus (ii) any benefit payable under the earnings benefit rider on the date of death of the first owner to die. The amount of any earnings benefit will be credited in accordance with the current allocation instructions under the contract. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the Earnings Benefit Rider and/or the Highest Anniversary Death Benefit Rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

OTHER CONTRACT FEATURES	PROSPECTUS	57

If your surviving spouse elects to continue the contract and this rider is in effect, then any death benefit of the basic contract payable upon the death of the surviving spouse before the annuity commencement date will be increased by the earnings benefit on the surviving spouse’s date of death. To determine the amount of any earnings benefit on the date of your spouse’s death, we begin by calculating:

(A)	The amount of adjusted premiums as of your surviving spouse’s death – This amount is the accumulation value at the time your spouse continued the contract, adjusted by (i) adding any net premiums contributed to the contract after your death (i.e., after spousal continuation) and (ii) proportional reductions for withdrawals (as explained below) taken from the contract after your death.

and

(B)	The accumulation value as of the death of your surviving spouse, minus (A), the amount described immediately above.

Currently, if your spouse is age 69 or younger upon your death, the beneficiaries will receive 40% of the result of (B) above; and if your spouse is between ages 70 and 75 upon your death, the beneficiaries will receive 25% of the result of (B).

In summary, if your surviving spouse dies before the annuity commencement date, we will calculate whether a second earnings benefit is payable based on a percentage (the “spousal earnings benefit percentage”) of earnings from the time of your death until your spouse’s death (i.e., the amount described in (B) above). Please note: The earnings benefit payable upon the death of your surviving spouse may not exceed the spousal earnings benefit percentage set forth in your contract multiplied by the amount of adjusted premiums as of the death of your surviving spouse (as explained in (A) above).

Upon the death of your surviving spouse before the date annuity payments begin, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider.

We will terminate the earnings benefit rider on the earliest of the following dates:

•	the date the Basic Contract terminates;

•	the annuity commencement date;

•	the date a death benefit is paid under this rider and the Basic Contract is not continued under spousal continuation;

•	the date a death benefit is paid under this rider and the Basic Contract is continued under spousal continuation and the spouse is older than 75 on the date that the Basic Contract is continued;

•	the date a death benefit is paid under this rider upon the death of a spouse who continued the Basic Contract under spousal continuation;

58	PROSPECTUS	OTHER CONTRACT FEATURES

•

the date an owner (or annuitant, if there is a non-natural owner) is changed after the effective date of the rider, unless the change is the result of a surviving spouse’s decision to continue the Basic Contract and this rider. GIAC may elect, in its sole discretion, not to enforce its right to terminate the rider in this instance.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

Important Information about the Earnings Benefit Rider:

•

You will receive the earnings benefit only if there is investment growth (or “earnings”) in your accumulation value at the time of the owner’s death; otherwise we will not pay any earnings benefit under the rider.

•

Withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the owner’s death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

•

Federal tax law may require you to take distributions before death under qualified contracts other than Roth IRAs, reducing or eliminating the benefit otherwise provided by the Earnings Benefit Rider. Consult a tax adviser before purchasing the Earnings Benefit Rider with a qualified contract.

•

If any change is made to the owner or annuitant after the purchase of the contract, unless such change is the result of a surviving spouse’s continuation of the contract and this rider, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

•	There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

•	The charge for this rider will continue to be deducted even during periods when the rider would pay no benefit because there are no earnings.

•

You can select this rider in combination with the Highest Anniversary Value Death Benefit Rider (except when this contract is available in New Jersey, where you must elect one or the other), but you cannot select this rider if you select the Guaranteed Lifetime Withdrawal Benefit Rider.

•	While this rider is in effect, you may not allocate premium payments or transfer any of your accumulation value to the fixed-rate option.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved.

OTHER CONTRACT FEATURES	PROSPECTUS	59

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER

When you buy your contract, you can choose to buy a GLWB rider, if your initial premium payment is $5,000 or more unless GIAC agrees otherwise. You can choose one of the following options of this rider:

Single Options

Guardian Target 300:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 300% cumulative guarantee and step-ups (not available in New York)
Guardian Target 200:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Single life with 7% annual minimum guarantee (available only in New York)
Guardian Target Now:	Single life with step-ups only

Spousal Options

Guardian Target 300:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 300% cumulative guarantee and step-ups (not available in New York)
Guardian Target 200:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Spousal with 7% annual minimum guarantee (available only in New York)
Guardian Target Now:	Spousal with step-ups only

At the time of issue, the primary covered person (described below) and if applicable, the secondary covered person (described below) both must be younger than 81 years old and both the covered persons must be 45 years old or older unless GIAC agrees otherwise. This rider provides a guaranteed withdrawal amount (as described below) regardless of the investment performance of the contract when your investment allocations are made in accordance with specified model allocation requirements, beginning on the date you make your first withdrawal and ending on the earlier to occur of the annuity commencement date or the termination of the rider. This rider is irrevocable and can only be terminated on the earliest of the following:

•	the contract termination date; or

•	the date an annuity payout option under the contract commences; or

•	the date the accumulation value of the contract, the guaranteed withdrawal balance and the guaranteed withdrawal amount, each described below, all equal zero; or

60	PROSPECTUS	OTHER CONTRACT FEATURES

•	the date we receive proof in good order that the last surviving primary covered person or secondary covered person has died.

It is important to understand several key terms that are fundamental to this rider:

The guaranteed withdrawal balance (GWB) is used for the sole purpose of calculating the guaranteed withdrawal amount. The GWB may not equal the accumulation value in your contract on any given date. The GWB cannot be withdrawn in a lump sum and it can never exceed $6,000,000. The primary covered person is the person whose life, in conjunction with the secondary covered person’s life in the spousal options in certain situations, is used to determine the duration of the guaranteed withdrawal amount payments. The primary covered person must be a natural person and must also be the annuitant. The primary covered person may not be changed after the contract is issued. If the contract owner is a natural person, then the primary covered person must be the contract owner. The secondary covered person is the primary covered person’s legally married spouse or a partner with the primary covered person in a civil union that is legally recognized in the state in which this rider is issued on the contract’s issue date. If the secondary covered person is no longer the primary covered person’s spouse or civil union partner for any reason other than the death of the primary covered person, or if the secondary covered person dies before the primary covered person dies, there will no longer be a secondary covered person under the rider and spousal continuation of this rider and all provisions of the rider related to the secondary covered person will not be applicable. The guaranteed withdrawal amount (GWA) is the amount that is guaranteed to be available for withdrawal each contract year while either the primary covered person is living or the secondary covered person is living after having continued the contract after the primary covered person’s death. The initial GWA is determined on the earlier of the date of the first withdrawal, the date the rider enters the settlement phase or the annuity commencement date. Please note that the lifetime withdrawal percentage (described below) will not change once the initial GWA is determined. The annual minimum guarantee basis is the amount that is multiplied by the 7% annual minimum guarantee percentage as part of the calculation of the annual minimum guarantee. The initial basis is equal to your initial premium payment plus any additional premium payments received during the first ninety days following the issue date of the contract. Thereafter, this basis is increased by the amount of any additional premium payments you make. The basis is also increased to equal the accumulation value of the contract on each step-up date (described below) whenever such accumulation value is greater than the current annual minimum guarantee basis. The basis is decreased by the amount of any withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution in accordance with the tax qualified distributions section (described below), the basis will be reduced to the lesser of the accumulation value of the contract immediately after the withdrawal or the then current basis reduced by

Partners in a civil union or spouses in a same sex marriage may not be considered married under federal law and therefore spousal continuation is not available to a surviving civil union partner or a spouse in a same sex marriage. Please consult your tax adviser before purchasing a GLWB rider if you are in a civil union or same sex marriage.

OTHER CONTRACT FEATURES	PROSPECTUS	61

the amount of the withdrawal. A withdrawal is an amount withdrawn from the accumulation value of the basic contract, pursuant to an owner request, including any applicable contingent deferred sales charges and annuity taxes. The settlement phase of this rider will be entered if the accumulation value under the contract reaches zero on a date prior to the determination of the initial GWA and the GWB is greater than zero or if the accumulation value under the contract reaches zero after the determination of the initial GWA and there is a GWA greater than zero. The last annuity commencement date is the last date to annuitize the contract that is permitted under state law. Please see the section below that describes the conditions and requirements that must be met for the covered person(s) to receive an annuity payment at least equal to the GWA.

This rider provides a benefit guaranteeing that on or after the initial withdrawal date, while there is a primary covered person or secondary covered person who is alive and the rider is in effect, you may take withdrawals in each contract year up to an amount equal to the GWA. If the rider enters the settlement phase prior to the annuity commencement date, the GWA payments continue beyond the annuity commencement date for as long as the primary covered person and/or the secondary covered person is alive. Any GWA payments made after the date of death of the last surviving covered person and while this rider is in the settlement phase must be promptly returned to GIAC at its Customer Service Office. However, if the last annuity commencement date permitted by applicable state law is reached while the rider is in effect and the settlement phase has not been reached, the primary covered person and/or the secondary covered person may receive annuity payments at least equal to the GWA, subject to the conditions and requirements described below. If you choose not to withdraw the total GWA available in any contract year, your remaining GWA cannot be carried forward to the next contract year. If you withdraw an amount greater than the GWA after the initial GWA is determined and that withdrawal amount is not a tax qualified distribution as described below, the GWA will be reset, possibly reducing the GWA to zero and eliminating the GWA benefit. Please note that withdrawals in excess of the GWA (that are not tax qualified distributions) will reduce the GWB on a greater than dollar-for-dollar basis, as described below.

If you have selected the Guardian Target 300 version of this rider, we will not accept premium payments that exceed $2 million, in the aggregate, in the first contract year. On or after the first contract anniversary, we will not accept additional premium payments in a given year, without our prior approval, if the total of all additional premium payments in that contract year exceeds $100,000. We reserve the right to refuse initial or additional premium payments at any time or for any reason.

62	PROSPECTUS	OTHER CONTRACT FEATURES

You will pay an annual fee for this rider on each contract anniversary date prior to the annuity commencement date and at other times described below. The rider fee is deducted pro rata from all investment options and depends on the rider option you choose, as follows:

Single Options

Guardian Target 300	1.35% of the adjusted GWB (not available in New York)
Guardian Target 200	1.10% of the adjusted GWB
Guardian Target Future	0.90% of the adjusted GWB (available only in New York)
Guardian Target Now	0.80% of the adjusted GWB

Spousal Options

Guardian Target 300	1.65% of the adjusted GWB (not available in New York)
Guardian Target 200	1.30% of the adjusted GWB
Guardian Target Future	1.15% of the adjusted GWB (available only in New York)
Guardian Target Now	0.90% of the adjusted GWB

The adjusted GWB is the greater of the GWB at the end of the day immediately preceding the day the rider fee is determined plus the result of any applicable annual minimum guarantee or cumulative guarantee on any applicable contract anniversary on which the rider fee is deducted or the total premium payments paid under the contract through the end of the day immediately preceding the day the rider fee is determined.

A rider fee will also be deducted on the date this rider terminates. If that date is a date other than a contract anniversary, then a proportional share of the rider fee will be deducted from the amount otherwise payable. We will also deduct a rider fee prior to the payment of death benefit proceeds and annuitization of the contract. For purposes of determining this rider fee, a total withdrawal of the contract’s accumulation value will be deemed to have been taken on the date the death benefit is determined and on the annuity commencement date. We reserve the right to increase the rider fee percentage to a maximum of 2.50% annually for the single options of Guardian Target 300, Guardian Target 200 and Guardian Target Future and 1.00% annually for the single option of Guardian Target Now on the effective date of each step-up prior to the initial GWA being determined. After the initial GWA is determined, GIAC may increase the rider fee percentage on the effective date of each step-up that also results in an increase of the GWA. We also reserve the right to increase the rider fee percentage to a maximum of 3.50% annually for the spousal options of Guardian Target 300 and Guardian Target 200 and Guardian Target Future and 2.00% annually for the spousal version of Guardian Target Now on the effective date of each step-up prior to the GWA being determined. After the initial GWA is determined, GIAC may increase the rider fee percentage on the

OTHER CONTRACT FEATURES	PROSPECTUS	63

effective date of each step-up that results in an increase of the GWA. Please note that this rider fee will not be reduced after the death of the primary covered person or the secondary covered person or in the event the primary and secondary covered persons are divorced or their civil union is legally dissolved; thus, if death, divorce or legal dissolution occurs during the time this rider is in effect, you would continue to pay the current charge for the spousal options although only one person would receive benefits under this rider.

The following section describes how your GWB is calculated:

The initial GWB will be equal to the initial premium payment. Each time we receive an additional premium payment, the GWB increases by the amount of that additional premium payment; however, the GWB will never exceed $6,000,000.

If a withdrawal is taken on or after the initial withdrawal date, the GWB will be reduced by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or if the withdrawal causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made in accordance with the tax qualified distributions section described below, the GWB will be reduced to the lesser of:

•	the accumulation value of the contract immediately after the withdrawal; or

•	the GWB reduced by the amount of the withdrawal.

The following example illustrates the effects of a withdrawal that is greater than the GWA which is taken after the initial withdrawal date.

Assumptions:

•	The first withdrawal occurred when the younger covered person is age 70.

•	Contract accumulation value immediately prior to the withdrawal in excess of the GWA is $75,000.

•	The GWB immediately prior to the withdrawal is $125,000.

•	The GWA immediately prior to the withdrawal is $6,250.

•	An $8,000 withdrawal is taken. This withdrawal exceeds the GWA.

	Prior to withdrawal that exceeds GWA	Immediately after withdrawal that exceeds the GWA
Contract value	$75,000	$75,000–$8,000 equals $67,000
GWB	$125,000

•The new GWB equals the lesser of the contract value immediately after the withdrawal or the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

•Thus, the new GWB equals the lesser of $75,000–$8,000 ($67,000) or $125,000–$8,000 ($117,000).

•The new GWB equals $67,000.

GWA	$6,250	•The new GWA is the GWB immediately after the withdrawal times 5%.* •The new GWA is equal to $67,000 x 5% ($3,350). •The new GWA equals $3,350.

*	This 5% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see page 67 below.

On each annual contract anniversary prior to the older covered person’s 90th birthday, a step-up will occur if the contract accumulation value is greater than the GWB on that date, after giving effect to any increase in the GWB on that date as a result of the application of any applicable annual minimum guarantee or cumulative guarantee (as described below). When the dollar amount of a rider fee increases for any reason, the contractowner will not receive advance notice of this increase in the rider fee due to step-up and does not have

64	PROSPECTUS	OTHER CONTRACT FEATURES

the option of declining future step-ups due to an increase in the rider fee. However, if an increase in the rider fee percentage will apply to future step-ups that result in an increase of the GWA, the contractowner will receive advance written notice of such an increase. Within 30 days of that notice, the contractowner has the right to decline future automatic step-ups by providing proper written notification to GIAC at its Customer Service Office. If the contractowner declines future automatic step-ups, the increase in the rider fee percentage will not apply and the GWB will not automatically step-up on subsequent step-up dates. Once automatic step-ups are discontinued they cannot be reinstated.

On each contract anniversary, the GWB will equal the greater of (i) the GWB at the end of the day immediately preceding that contract anniversary less the amount of any withdrawal taken on that contract anniversary, or (ii) the annual minimum guarantee amount, if:

•	you have chosen the Guardian Target 300, Guardian Target 200 or Guardian Target Future options of this rider (either single or spousal);

•	the contract anniversary is from the issue date of the contract up to the tenth contract anniversary;

•	no withdrawals were taken since the prior contract anniversary;

•	you have not taken more than one withdrawal since the issue date of the contract; and

•	the rider has not entered the settlement phase.

The annual minimum guarantee amount on any given contract anniversary is equal to the GWB on the prior contract anniversary plus premiums received after that anniversary and before the current anniversary, plus the result of the following:

–	the annual minimum guarantee basis (as defined above) on the prior contract anniversary, multiplied by
–	7%, which is the annual minimum guarantee percentage.

A cumulative guarantee may apply, if, on a contract anniversary:

•	you have chosen the Guardian Target 300 or the Guardian Target 200 options of this rider (either single or spousal);

•

the contract anniversary is an applicable contract anniversary for the cumulative guarantee (10th and 15th contract anniversaries for the Guardian Target 300 and 10th contract anniversary for the Guardian Target 200);

•	no withdrawals have been taken during the period from the issue date of the contract to the applicable contract anniversary; and

•	the rider has not entered the settlement phase.

If this guarantee is applicable, the GWB on that contract anniversary will not be less than the sum of:

•	the cumulative guarantee percentage (200% and 300% for the Guardian Target 300 and 200% for the Guardian Target 200) multiplied by the total of all premiums received at our customer

OTHER CONTRACT FEATURES	PROSPECTUS	65

service center during the first 90 days of the basic contract beginning with and including the issue date of the basic contract; plus

•	any premium payments received on or after the first 90 days of the basic contract.

A withdrawal will reduce the GWB by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution as described below, the GWB will be reduced to the lesser of:

•	the accumulation value of the contract immediately after the withdrawal; or

•	the GWB reduced by the amount of the withdrawal.

The following example illustrates how the annual minimum guarantee is applied and what the effect of taking a withdrawal is on the annual minimum guarantee, the GWB and the GWA.

Assumptions:

•	$100,000 initial premium payment.

•	The primary covered person is 60 and the secondary covered person is 62.

•	There are no step-ups.

•	A $4,280 withdrawal is taken a few days after the first contract anniversary.

Event	Annual Minimum Guarantee Basis	Annual Minimum Guarantee Amount	GWB	GWA
$100,000 initial premium	$100,000	N/A	The GWB is initially equal to $100,000.	N/A
First contract anniversary	$100,000	The annual minimum guarantee amount is equal to the initial premium plus 7% of the annual minimum guarantee basis. Thus, the annual minimum guarantee amount equals $100,000 + ($100,000 x 7%) or $107,000.	The GWB equals the greatest of $100,000 or $107,000. Thus, the new GWB is $107,000.	N/A
After the $4,280 withdrawal taken a few days after the first contract anniversary	The annual minimum guarantee basis equals $100,000 minus $4,280 or $95,720.	N/A	The GWB is $107,000 minus $4,280 which equals $102,720.	The GWA is equal to the GWB amount ($107,000) times 4%* or $4,280.
Second contract anniversary	$95,720	The annual minimum guarantee does not apply since a withdrawal occurred in the previous contract year.	The GWB remains at $102,720 since there is no applicable annual minimum guarantee amount.	The GWA remains $4,280 since there is no applicable annual minimum guarantee amount.
Third contract anniversary	$95,720	The annual minimum guarantee amount is $102,720 + ($95,720 x 7%) or $109,420.40.	The GWB is the greater of $102,720 or $109,420.40. The new GWB is $109,420.40.	The GWA equals the greater of $4,280 or $109,420.40 x 4%* ($4,376.82). Thus, the new GWA equals $4,376.82.

*	This 4% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see page 67 below.

66	PROSPECTUS	OTHER CONTRACT FEATURES

GIAC requires that certain withdrawals under this rider require you to return to us a properly executed withdrawal form, which we will provide to you upon your request. If you have a qualified contract, you may be required to take minimum required distributions. Please see the discussion of tax qualified distributions below for information on the effect of minimum required distributions on this rider’s benefits. Also, the value of this rider’s benefits to you may be limited if the contract is held in connection with a section 401(k) or other retirement program that does not allow withdrawals from the contract prior to termination of employment or other specified circumstances and the GLWB is purchased at a time when such withdrawals are not allowed. You should consult a tax adviser before purchasing the GLWB rider with a qualified contract.

The following section describes how your GWA is calculated:

Your initial GWA is determined on the earlier of the date of the first withdrawal, or the date the rider enters the settlement phase (described below), or the annuity commencement date. The initial GWA is equal to the lifetime withdrawal percentage multiplied by the then current GWB. The lifetime withdrawal percentage is determined based on the age of the younger covered person under this rider on the day the initial GWA is determined, as follows:

Age of younger covered person at time of first withdrawal or upon entering the settlement phase	Applicable lifetime withdrawal percentage
59 & under	3%
60 – 64	4%
65 – 79	5%
80+	6%

After the initial GWA is determined, each time an additional premium payment is received by us, the GWA will equal the greater of:

–	your GWA immediately prior to the payment; or
–	the GWB immediately after the premium payment multiplied by the applicable lifetime withdrawal percentage.

If your GWB is stepped up, the GWA will equal the greater of:

–	your GWA immediately prior to the step-up of the GWB; or
–	your GWB immediately after the step-up of your GWB multiplied by the applicable lifetime withdrawal percentage.

If your GWB is increased under the annual minimum guarantee, your GWA will equal the greater of:

–	your GWA immediately prior to that increase; or
–	your GWB immediately after the increase multiplied by the applicable lifetime withdrawal percentage.

After the initial GWA is determined, the GWA will not be recalculated as the result of a withdrawal, unless that withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the

OTHER CONTRACT FEATURES	PROSPECTUS	67

GWA and the withdrawal is not made as a tax qualified distribution. In such event, the GWA will be recalculated to equal the applicable lifetime withdrawal percentage multiplied by the GWB immediately after the withdrawal.

The following section describes tax qualified distributions:

Your GWA will not be reset and your GWB will not be reduced in excess of the amount of the withdrawal, if withdrawals in a contract year are made solely to meet “required minimum distribution” requirements for certain qualified contracts pursuant to specified provisions of the Internal Revenue Code. Please see the Statement of Additional Information, where these provisions are specified.

Your right to make withdrawals pursuant to the tax-qualified distribution program described above is subject to the following requirements and limitations:

(a)	GIAC has been authorized to calculate and make monthly distributions of the tax qualified distributions for the calendar year.

(b)	Each tax qualified distribution is in the amount that GIAC calculates, based on information that you provide to GIAC and GIAC’s understanding of the Code. GIAC reserves the right to make changes in its calculations as it determines necessary to comply with the Code and Treasury Regulations cited above as they may be amended from time to time; and

(c)	No withdrawals (other than tax qualified distributions) are made from the contract during the contract year.

Each tax qualified distribution will decrease your GWB by the amount withdrawn immediately following the tax qualified distribution. For purposes of this tax qualified distribution section, references to owner also include the beneficiary, as applicable. Once this rider enters its settlement phase, tax qualified distributions in excess of the GWA are no longer permitted.

The following section will explain the death benefit that may be payable under this rider:

This rider has no death benefit unless you have elected one. If elected, a death benefit is payable under this rider if, on the date receipt of proof of death of the last surviving covered person is received by us in good order: (i) both this rider and the contract are in force, (ii) the rider has not entered the settlement phase, and (iii) the death benefit provided by the rider exceeds the death benefit provided by the contract.

The initial death benefit provided by this rider is equal to the initial premium paid under the contract. Each time an additional premium payment is received by GIAC, the death benefit will increase by the amount of that additional premium payment.

If the accumulation value of the contract on any annual step-up date is greater than the then current death benefit, the death benefit will

68	PROSPECTUS	OTHER CONTRACT FEATURES

automatically increase to an amount equal to the accumulation value of the contract on that step-up date.

A withdrawal will reduce the death benefit by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution, the death benefit will be reduced to the lesser of:

•	the accumulation value of the contract immediately after the withdrawal; or

•	the then current death benefit reduced by the amount of the withdrawal.

If you elect this optional death benefit, your rider fee percentage will increase by 0.50% annually.

The following section will explain the settlement phase of the GLWB rider:

If the accumulation value under the contract reaches zero:

–	on a date prior to the determination of the initial GWA, the rider will enter the settlement phase if there is a GWB greater than zero;
–	on or after the determination of the initial GWA, the rider will enter the settlement phase if there is a GWA greater than zero.

However, the rider will not enter the settlement phase if the cause of the reduction in accumulation value to zero is a result of a withdrawal that:

–	exceeds the GWA or the amount permitted under the tax qualified distributions section, or
–	causes the total withdrawals in a given contract year to exceed the GWA or the amount permitted under the tax qualified distributions section.

In the settlement phase, GIAC will make payments equal to the GWA as determined on the date the rider entered the settlement phase. Payments will begin on the date the rider enters the settlement phase. The amount of that initial payment will be reduced by any withdrawals made during the contract year the rider entered the settlement phase.

The date payments begin is called the settlement anniversary date. Payments will continue on each settlement anniversary date for as long as a primary and/or secondary covered person is living.

Upon entering the settlement phase, the contract and rider will continue, but all other rights and benefits, including death benefits, will terminate and additional premium payments will not be accepted. The annual minimum guarantee, cumulative guarantee, death benefit and step-up provisions under this rider end, the GWB will no longer be calculated and the rider fee will not be deducted during the rider’s settlement phase.

The federal income tax treatment of payments made during the settlement phase has not been addressed by the Internal Revenue Service or the courts. We believe that payments during the settlement

OTHER CONTRACT FEATURES	PROSPECTUS	69

phase under non-qualified contracts should be treated as annuity payments, but it is possible that guidance may subsequently be issued treating them as withdrawals. This is significant for non-qualified contracts because withdrawals are generally taxed less favorably than annuity payments. Similarly, for qualified contracts we intend to apply the annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other contract provisions such as the GLWB rider itself.

The following section explains the conditions and requirements of the rider that must be met for the primary covered person and/or the secondary covered person to receive an annuity payment under the contract at least equal to the GWA:

While the rider is in effect, the annuity commencement date of the contract is a date not later than the last date permitted under applicable state law. If this last annuity commencement date has been reached while the rider is in effect but has not yet entered the settlement phase, and

–	there is a primary covered person but no secondary covered person under the rider on such annuity commencement date, or
–	the primary covered person died while the rider was in effect and there was a secondary covered person at the time of primary covered person’s death who elected to continue the contract after the primary covered person’s death, and the secondary covered person is living on such date, and a fixed life annuity without guaranteed period payout option has been elected, we will make annual payments under the fixed life annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed life annuity without guaranteed period payout option under the contract, or
–	the GWA as of the annuity commencement date.

If the last annuity commencement date permitted under applicable state law has been reached while the rider is in effect but has not yet entered the settlement phase, and there is a primary covered person and a secondary covered person under this rider on such annuity commencement date, and a fixed joint and 100 percent survivor annuity without guaranteed period payout option has been elected, and the primary covered person and the secondary covered person are named the annuitant and the joint annuitant of that annuity, we will make annual payments under the fixed joint and 100 percent survivor annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed joint and 100 percent survivor annuity without guaranteed period payout option under the contract, or
–	the GWA as of the annuity commencement date.

70	PROSPECTUS	OTHER CONTRACT FEATURES

During the entire time this rider is in effect, you must invest all of your premium payments and the contract accumulation value in one of the following three allocation models:

	Aggressive 80/20	Moderate 60/40	Conservative 40/60
Equity
RS Large Cap Alpha VIP Series	10%	8%	6%
Fidelity VIP Contrafund Portfolio	10%	7%	5%
BlackRock Large Cap Core V.I. Fund	10%	7%	5%
Pioneer Cullen Value VCT Portfolio	7%	5%	4%
Oppenheimer Capital Appreciation Fund/VA	7%	5%	4%
Pioneer Mid Cap Value VCT Portfolio	6%	5%	4%
Fidelity VIP Mid Cap Portfolio	6%	4%	3%
Oppenheimer Main Street Small Cap Fund/VA	5%	4%	2%
Columbia Small Cap Value Fund, Variable Series	2%	2%	2%
Franklin Small Cap Value Securities Fund	2%	2%	0%
Seligman Communications & Information Portfolio	2%	2%	0%
MFS Utilities Series	2%	2%	0%

International/Global
Wells Fargo Advantage VT International Equity Fund	8%	5%	5%
AllianceBernstein VPS International Value Portfolio	3%	2%	0%

Fixed Income
Oppenheimer Global Strategic Income Fund/VA	5%	10%	15%
PIMCO Total Return Portfolio	4%	8%	13%
RS Investment Quality Bond VIP Series	5%	9%	13%
Franklin U.S. Government Fund	3%	7%	10%
RS Low Duration Bond VIP Series	3%	6%	9%

We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new model allocation, subject to any transfer restrictions under the contract, if 100% of the contract accumulation value is moved to a new model. Transfers may only be made once per calendar quarter and must be at least 30 days after any prior transfer. Your contract accumulation value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis, on February 1, May 1, August 1 and November 1.

There is no assurance that investing in any allocation model will increase your contract accumulation value or that your investment results will not experience market volatility. The investment performance of your contract will depend on the performance of the

OTHER CONTRACT FEATURES	PROSPECTUS	71

investment options that comprise each allocation model. Your investment in each of the investment options will fluctuate and may be worth more or less than your original investment.

While this rider is in effect, GIAC reserves the right to:

•	Restrict the contract owner’s ability to allocate all or a portion of a premium payment to an allocation option and/or limit transfers between allocation options;

•	Specify minimum and maximum percentages of accumulation value that the contract owner may have allocated to any allocation option and/or group of allocation options;

•

Require that all or a portion of premium payment(s) and/or accumulation value be allocated in accordance with an allocation model chosen by the contract owner from among one or more specified allocation models (consisting of allocation options in pre-set allocation percentages);

•

Require that certain allocation options be chosen for the allocation of premium payment(s) and/or transfer of accumulation value only if the contract owner also allocates (or has allocated) premium payments and/or accumulation value in certain other specified allocation options;

•

Add, close, eliminate or substitute the allocation options that comprise each allocation model only if an underlying fund that comprises part of an allocation model becomes unavailable under this contract (e.g., closure of the fund to new investments, liquidation or merger of the fund);

•	Add allocation models as eligible investment options under the rider that will be available to contract owners if they choose to utilize them;

•	Restrict transfers between allocation models; and

•	Require periodic rebalancing of accumulation value in accordance with the allocation model allocation percentages.

Premium payments and transfer requests must comply with any restrictions imposed by GIAC in accordance with the preceding paragraph. GIAC will reject any request that does not comply with such restrictions. Please see Transfers and Frequent transfers among the variable investment options for more information about transfers under your contract.

If you elect to purchase the GLWB rider, you may wish to take advantage of the optional GLWB dollar cost averaging program. You must elect this program when you buy your contract. This program lasts for a three month period beginning on the issue date of the contract. All premium payments received while this GLWB dollar cost averaging program is in effect will be initially allocated into the fixed-rate option. Additional premium payments received after the issue date of your contract will not extend the term of the program. The first transfer occurs on the first monthly contract anniversary. At that time, one-third of the contract

72	PROSPECTUS	OTHER CONTRACT FEATURES

accumulation value in the fixed-rate option will be transferred to the GLWB allocation model that is in effect at the time of the transfer. On the second monthly contract anniversary, one-half of the accumulation value in the fixed-rate option will be transferred to the allocation model that is in effect at the time of the transfer. On the third monthly contract anniversary, the remaining accumulation value in the fixed-rate option will be transferred to the GLWB allocation model that is in effect at the time of the transfer. If one or more of the monthly contract anniversary dates is not a Valuation Date, the transfer will occur on the next Valuation Date. If you terminate the GLWB dollar cost averaging program during the time it is in effect, the remaining accumulation value in the fixed-rate option will be transferred to the GLWB allocation model that is in effect at the time of the transfer. Premium payments received after this program ends will be invested into the GLWB allocation model in effect when the premium payment is received.

Dollar cost averaging may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses. There is no fee for this dollar cost averaging program. This GLWB dollar cost averaging program may not be available in your state. Transfers under this program do not count against any free transfers permitted under your contract. We have the right to modify or discontinue this GLWB dollar cost averaging program at any time for contractowners who are not currently participating in the program. If you are already participating in the GLWB dollar cost averaging program at the time we modify or discontinue it for future contractowners, you will not be affected by this modification or discontinuance.

We reserve the right to agree or refuse to issue the GLWB rider at our sole discretion. The rider may not be available in your state. The rider is available in your state only if it has been approved by your state insurance department and we have taken steps to offer it in your state. If you select the Highest Anniversary Value Death Benefit and/or the Earnings Benefit riders, you cannot select the GLWB rider. The rider shall be construed and administered so as to be in compliance with the Internal Revenue Code and the appropriate regulations, including but not limited to, Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable.

OTHER CONTRACT FEATURES	PROSPECTUS	73

FINANCIAL INFORMATION

The value

of your account

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in a variable investment option by the value of units in that variable investment option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine your accumulation value in the variable investment options, we multiply the number of accumulation units in each variable investment option by the current unit value for that option. The current unit value for each variable investment option is determined by multiplying the unit value for the applicable variable investment option for the prior valuation period by the net investment factor for the current valuation period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

•	At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

•

Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit, living benefit and/or earnings benefit rider(s) where applicable) and subtract them from the above total.

74	PROSPECTUS	FINANCIAL INFORMATION

CONTRACT COSTS AND EXPENSES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the contracts. The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risks, you will pay a daily charge based on an annual rate of 1.10% of your accumulation value in the variable investment options. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose, including paying distribution expenses for the contracts.

Administrative expense

You will also pay a daily charge based on an annual rate of 0.20% of your accumulation value in the variable investment options to compensate us for processing and administrative expenses incurred in connection with the contract and the Separate Account.

Contract fee

We deduct a yearly fee of $35 (lower where required by state law) on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract’s accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges will apply:

•	expenses of the Funds

•	mortality and expense risk charge

•	administrative expense

•	contract fee;

and the following charges may apply:

•	highest anniversary value death benefit rider expense

•	earnings benefit rider expense

•	guaranteed lifetime withdrawal benefit rider expense

•	deferred sales charge

•	withdrawal charge

•	annuity premium taxes

•	transfer charge

See accompanying text for details.

FINANCIAL INFORMATION	PROSPECTUS	75

Contingent deferred sales

charges

Number of full years completed since premium payment was made	Contingent deferred sales charge (%)
0	8
1	8
2	7
3	6
4	5
5	4
6	3
7+	0

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a withdrawal from your account or surrender your contract, then you may pay a contingent deferred sales charge on any amount that was paid into your contract during the previous seven years. This charge compensates us for expenses related to the sale of contracts.

For withdrawals, you may instruct us to deduct any applicable contingent deferred sales charges from the amount requested. Otherwise, we will deduct the sales charge from the remaining value of your contract. We do not impose a contingent deferred sales charge on the amount deducted from the remaining value.

When we calculate the contingent deferred sales charge, all amounts deducted are deemed to be withdrawn on a first-in, first-out basis. (Contingent deferred sales charges are listed in the table to the right.)

Each contract year, you can make a withdrawal from the contract without paying a contingent deferred sales charge, however, of a Free Withdrawal Amount equal to 10% of Chargeable Premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year. The Free Withdrawal Amount is not cumulative – any Free Withdrawal Amount not taken during a given contract year cannot not be taken as free amounts in a subsequent contract year. The Free Withdrawal Amount is not applicable in the case of a surrender of the contract.

Also, all premium payments made before spousal continuation of the contract will not be subject to a contingent deferred sales charge. See Spousal continuation.

We do not impose contingent deferred sales charges on contracts bought by:

•	Guardian Life, its subsidiaries or any of their separate accounts

•	present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

•	present or retired directors or officers of any of the Funds

•	present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Guardian Investor Services LLC

•	immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

–	spouses
–	children and grandchildren
–	parents and grandparents
–	brothers and sisters

76	PROSPECTUS	FINANCIAL INFORMATION

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

•

clients of broker-dealers, financial institutions and registered investment advisors that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

Highest anniversary value death benefit rider expense

If you choose the highest anniversary value death benefit rider and it is in effect, then you will pay a daily charge based on an annual rate 0.40% of your accumulation value in the variable investment options.

Earnings benefit rider expense

If you choose the earnings benefit rider and it is in effect, then you will pay a daily charge based on an annual rate of 0.25% of your accumulation value in the variable investment options. This fee is charged even during periods when this rider would not pay any benefits because there are no earnings.

Guaranteed lifetime withdrawal benefit rider expense

If you choose the guaranteed lifetime withdrawal benefit rider and it is in effect, then we will assess an annual charge on each contract anniversary of a percentage of the adjusted guaranteed withdrawal balance at the time the charge is deducted. We will not deduct this charge after the payment of any death benefit or after we have begun to make annuity payments under the contract. The current annual guaranteed lifetime withdrawal benefit charge percentage ranges from 0.80% to 2.15%, depending on the option you choose. We have the right to change the current charge percentage, but it will never exceed 4.0%. This charge is deducted from each variable investment option and the fixed-rate option in proportion to the amount of accumulation value in each option.

Withdrawal Charge

During the annuity period, if you choose Fixed Payments to Age 100, Variable Annuity Payments to Age 100, or Payments for a Period Certain as an annuity payout option and you make more than one withdrawal in a calendar quarter, then you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the withdrawal.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of the premium payments made.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or when your accumulation value is applied under a payout option, whichever happens first. We will do this only if permitted by applicable law.

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Tax advice

Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Employer-

sponsored or

independent?

If you invest in a variable annuity as part of an individual retirement annuity, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you will not be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

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Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner’s investment in the contract. Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract. If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., GLWB rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date – After annuity payments begin, under Options V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. The IRS has concluded that a withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the

FINANCIAL INFORMATION	PROSPECTUS	79

tax consequences to you of a withdrawal under Options V-4, F-4 or F-5. Other rules may apply to withdrawals from qualified contracts that elect Options V-4, F-4 or F-5.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take withdrawals in addition to the annuity payment made under an election of Option V-4, F-4 or F-5 in connection with an immediate annuity contract.

Annuity payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as annuity payments.

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Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the contract.

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner’s income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs

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under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

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•	made as a qualified reservist distribution

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exemptions may not be applicable to certain types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular you should consult a tax adviser if you wish to take withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 and F-5.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract; a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero. If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would

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be required minimum distributions may be eligible for rollover. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In any event, you should note that distributions made under Option V-4, F-4 or F-5 may not satisfy these minimum distribution rules. If you are attempting to satisfy these rules through withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal estate taxes

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax – Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010.

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping

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transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchasers country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine are attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain variable investment options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Although the likelihood of legislative or regulatory change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legislative or regulatory developments and their effect on the contract.

We have the right to modify the contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

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PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have affected the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we will always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of the RS Money Market VIP Series and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the RS Money Market VIP Series investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the RS Money Market VIP Series investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the investment divisions of the Separate Account may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities that the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

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•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Group

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contract’s fixed-rate option and to pay death benefits and living benefits provided under the contract, not to the performance or safety of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GIS free of charge.

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YOUR RIGHTS AND RESPONSIBILITIES

Free-look period

During the 10 to 30 day period (the period varies depending on the state where you live) after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the telephone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website (www.guardianinvestor.com) for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contract owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request at our Customer Service Office. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

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VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Fund’s shareholder meeting. However, to the extent we are required to by law, we will vote all Fund shares attributable to contracts by following instructions we receive from you and other contract owners with voting interests in the Funds. We will vote those shares for which we do not receive voting instructions in the same proportion as the shares for which we have received instructions. Because of this proportional voting, a small number of contract owners could control the outcome of the vote. We will solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

To cancel your contract, we must receive both the contract and your cancellation notice in good order at our Customer Service Office. You can forward these documents to GIAC’s Customer Service Office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we will refund to you:

•

the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

•	the accumulation value of the contract on the date we receive your cancellation.

If state law requires, you will receive the greater of total premiums you paid for the contract or the accumulation value of your contract instead.

INACTIVE CONTRACT

We have the right to cancel the contract and pay you the accumulation value in a lump sum if, before the date annuity payments begin, all of the following conditions exist:

•	you have not made any premium payments for two consecutive contract years;

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•	the total amount of any premium payments made, less any withdrawals, is less than $2,000; and

•	the accumulation value at the end of the second contract year is less than $2,000

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Guardian Investor Services LLC (GIS) or of broker-dealer firms that have entered into sales agreements with GIS and GIAC (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC). GIS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA).

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. Commissions paid in conjunction with the annuity contracts will be up to 8% on all premium payments made in the first contract year. A commission of up to 0.50% per annum of the accumulation value of the contract may be paid quarterly beginning in the second contract year. If the owner is age 81 or older on the contract’s issue date, a commission of up to 3.5% on all premium payments will be paid in the first contract year and a commission of up to 0.50% may be paid quarterly beginning in the second contract year. Trail commissions of up to 0.25% per annum may continue to be paid on variable annuity payouts after the annuity commencement date, if the owner is younger than 81 years old at the time the contract is issued.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including, for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

In addition to the compensation described above, GIAC may make additional cash payments (sometimes called “revenue sharing”) or make reimbursements to some broker-dealers in recognition of their marketing and distribution, transaction processing, and/or administrative services support. Marketing and distribution support services may include, among other services, placement of GIAC’s products on the broker-dealers’ preferred or recommended list, access to the broker-dealers’ registered representatives for purposes of promoting sales of GIAC’s products, assistance in training and education of GIAC’s agents, and opportunities for GIAC to participate in sales conferences and educational seminars. Payments or reimbursements may be calculated as a percentage of the

90	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

particular broker-dealer’s actual or expected aggregate sales of all of our variable contracts, or assets held within those contracts (generally not exceeding .20% of sales or .15% of assets held), and/or may be a fixed dollar amount. Additionally, we may increase the sales compensation paid to broker-dealers for a period of time for the sale of a particular product.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ among firms. Firms and/or individual registered representatives within some firms that participate in one of these compensation arrangements might receive greater compensation for selling this contract than for selling a different annuity contract that is not eligible for these compensation arrangements. As a result, these payments may serve as an incentive for broker-dealers to promote the sale of particular products.

You should ask your registered representative for further information about what commissions or other compensation he or she, or the broker-dealer for whom he or she works, may receive in connection with your purchase of a contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including conflicts of interest that such arrangements may create. You may wish to take such payments and arrangements into account when considering and evaluating any recommendation relating to the contracts.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions or other forms compensation described above. We do intend to recoup commissions and other sales expenses and incentives that we pay, however, through fees and charges deducted under the policy and other corporate revenue.

The principal underwriter of the contract is GIS, located at 7 Hanover Square, New York, New York 10004.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	91

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner’s interest in each variable investment option under the contract before annuity payments begin. Each variable investment option will have its own accumulation units.

Accumulation value

The sum of the values attributable to the variable investment options and the fixed-rate option that are credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly or other periodic intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Basic contract

The contract, excluding any optional benefit riders or endorsements.

Beneficiary

The person(s) designated to receive any benefits under a contract upon the death of an owner.

Chargeable Premium

Each net premium that is subject to a Contingent Deferred Sales Charge, less the amount of any withdrawals attributable to that premium on which we assessed a Contingent Deferred Sales Charge.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contingent annuitant

A contingent annuitant is the person you name at issue to become the annuitant if the annuitant dies before the annuity commencement date. The owner’s right to name a contingent annuitant may be restricted under the provisions of a retirement or deferred compensation plan for which the contract is issued. A contingent annuitant may be named only if permitted by the laws of the jurisdiction in which the contract is issued, and is not permitted if there is a non-natural owner.

Contingent beneficiary

The person(s) designated to receive any benefits under a contract upon an owner’s death should all primary beneficiaries predecease such owner.

Customer Service Office

The Guardian Insurance & Annuity Company, Inc., Customer Service Office, Box 26210, Lehigh Valley, Pennsylvania 18002. Our street address is 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Our telephone number is 1-800-221-3253.

Due Proof of Death in Good Order

A certified death certificate, all necessary claim paperwork and such other information as we may require to process the death benefit.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Customer Service Office, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a valuation date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s accumulation unit values.

Monthly Contract Anniversary

The same date of each calendar month as the issue date of the Basic Contract, or the last day of a calendar month, if earlier.

Net Premium

A premium paid by the owner to us in accordance with the provisions of the contract, less any applicable annuity taxes.

Owner (contract owner)

You (or your); the person(s) or entity designated as the owner in the contract.

92	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

Valuation date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and allocation values.

SPECIAL TERMS USED IN THIS PROSPECTUS	PROSPECTUS	93

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of GIS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Tax qualified distributions under the Guaranteed Lifetime Withdrawal Benefit Rider

•	Calculation of Yield Quotations for the RS Money Market VIP Series Investment Division

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial statements

94	PROSPECTUS	OTHER INFORMATION

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account R, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2009. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account R which are included in the Statement of Additional Information.

The Separate Account commenced operations on March 8, 2004, although this contract was not available for sale until January 2009. All accumulation values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of next year.

Number of accumulation units outstanding at the end of the indicated period:

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider
INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS with HAVDB or EB
RS Large Cap Alpha VIP Series	2009	2,961,307	41,964
RS S&P 500 Index VIP Series	2009	9,668	606
RS Asset Allocation VIP Series	2009	—	—
RS High Yield Bond VIP Series	2009	7,245	5,692
RS Low Duration Bond VIP Series	2009	1,526,261	3,069
RS Large Cap Value VIP Series	2009	—	—
RS Partners VIP Series	2009	2	393
RS Small Cap Growth Equity VIP Series	2009	4,367	4,441
RS International Growth VIP Series	2009	4,757	3,774
RS Emerging Markets VIP Series	2009	15,646	10,154
RS Investment Quality Bond VIP Series	2009	2,202,619	6,948
RS MidCap Growth VIP Series	2009	—	—
RS Global Natural Resources VIP Series	2009	5,326	4,778
RS Value VIP Series	2009	—	—
RS Equity Dividend VIP Series	2009	—	—
RS Technology VIP Series	2009	—	—
RS Money Market VIP Series	2009	55,973	33,371
Gabelli Capital Asset Fund	2009	—	—
Value Line Centurion Fund	2009	—	—

APPENDIX	PROSPECTUS	95

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider
INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS with HAVDB or EB
Value Line Strategic Asset Management Trust	2009	2,250	—
AIM V.I. Capital Appreciation Fund Series II	2009	—	—
AIM V.I. Aggressive Growth Fund Series II	2009	—	—
AIM V.I. Growth Fund Series II	2009	—	—
AIM V.I. Basic Value Fund Series II	2009	—	—
AIM V.I. Global Real Estate Fund Series II	2009	903	1,847
AIM V.I. Government Securities Fund Series II	2009	—	—
AIM V.I. Mid Cap Core Equity Fund Series II	2009	1,973	875
AIM V.I. Core Equity Fund Series II	2009	11	275
Alger American Capital Appreciation Portfolio Class S	2009	821	9,454
AllianceBernstein VPS Growth & Income Portfolio Class B	2009	—	—
AllianceBernstein VPS International Value Portfolio Class B	2009	408,092	1,633
AllianceBernstein VPS Large Cap Growth Portfolio Class B	2009	—	—
AllianceBernstein VPS Global Thematic Growth Portfolio Class B (formerly AllianceBernstein Global Technology Portfolio Class B)	2009	—	—
AllianceBernstein VPS Real Estate Investment Portfolio Class B	2009	—	—
AllianceBernstein VPS Value Portfolio Class B	2009	—	—
Black Rock Global Allocation V.I. Fund Class III	2009	3,442	109
Black Rock Large Cap Core V.I. Fund Class III	2009	1,094,479	3,532
Black Rock Large Cap Value V.I. Fund Class III	2009	3,876	14
Columbia Asset Allocation Fund, Variable Series Class B	2009	1,298	—
Columbia Small Cap Value Fund, Variable Series Class B	2009	455,418	5,528
Columbia Small Company Growth Fund, Variable Series Class B	2009	357	83
Columbia Marsico 21st Century Fund, Variable Series Class B	2009	1,088	3,245
Columbia Marsico Growth Fund, Variable Series Class B	2009	804	989
Davis Financial Portofolio	2009	4,274	121
Davis Real Estate Portfolio	2009	—	—
Davis Value Portfolio	2009	—	—
Evergreen VA International Equity Fund Class 2	2009	1,448,825	8,092
Evergreen VA Special Values Fund Class 2	2009	788	801

96	PROSPECTUS	APPENDIX

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider
INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS with HAVDB or EB
Fidelity VIP Balanced Portfolio Service Class 2	2009	—	—
Fidelity VIP Contrafund Portfolio Service Class 2	2009	1,201,482	50,698
Fidelity VIP Equity-Income Portfolio Service Class 2	2009	—	—
Fidelity VIP Growth Portfolio Service Class 2	2009	—	—
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2009	7,949	82
Fidelity VIP Mid Cap Portfolio Service Class 2	2009	988,908	55,686
Fidelity VIP Overseas Portfolio Service Class 2	2009	551	—
Templeton Global Bond Securities Fund Class 2	2009	21,726	10,999
Templeton Growth Securities Fund Class 2	2009	190	4,856
Franklin Income Securities Fund Class 2	2009	10,668	20,096
Mutual Shares Securities Fund Class 2	2009	8,216	12,350
Franklin U.S. Government Fund Class 2	2009	1,738,071	4,121
Templeton Growth Securities Fund Class 2	2009	—	—
Franklin Small Cap Value Securities Fund Class 2	2009	371,924	3,886
MFS Research Bond Series Service Class	2009	—	—
MFS Core Equity Series Service Class	2009	—	—
MFS Growth Series Service Class	2009	142	234
MFS Investors Trust Series Service Class	2009	—	—
MFS New Discovery Series Service Class	2009	—	—
MFS Strategic Income Series Service Class	2009	—	—
MFS Total Return Series Service Class	2009	—	—
MFS Utilities Series Service Class	2009	400,834	5,598
MFS Value Series Service Class	2009	1,546	9,069
Oppenheimer Capital Appreciation Fund/VA Service Class	2009	904,561	5,164
Oppenheimer International Growth Fund/VA Service Class	2009	1,971	2,531
Oppenheimer Main Street Small Cap Fund/VA Service Class	2009	854,747	4,738
Oppenheimer Strategic Bond Fund/VA Service Class	2009	2,258,545	4,682
PIMCO Low Duration Portfolio Advisor Class	2009	5,865	5,324
PIMCO Real Return Portfolio Advisor Class	2009	3,209	4,532
PIMCO Total Return Portfolio Advisor Class	2009	2,001,466	108,237
Pioneer Cullen Value Portfolio Class II	2009	2,161,566	5,423
Pioneer Equity Income Portfolio Class II	2009	365	—
Pioneer Fund Portfolio Class II	2009	791	—
Pioneer Mid Cap Value Portfolio Class II	2009	1,222,286	3,710
Seligman Communications and Information Portfolio Class II	2009	342,948	7,355

APPENDIX	PROSPECTUS	97

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider
INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS with HAVDB or EB
Van Kampen UIF U.S. Mid Cap Value Portfolio Class II	2009	257	67
Van Kampen Life Investment Trust Government Portfolio Class II	2009	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	2009	—	—

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS with HAVDB or EB
RS Large Cap Alpha VIP Series	2009	$13.02	$12.99
RS S&P 500 Index VIP Series	2009	13.57	13.54
RS Asset Allocation VIP Series	2009	—	—
RS High Yield Bond VIP Series	2009	13.04	13.00
RS Low Duration Bond VIP Series	2009	10.46	10.43
RS Large Cap Value VIP Series	2009	—	—
RS Partners VIP Series	2009	14.88	14.84
RS Small Cap Growth Equity VIP Series	2009	14.56	14.52
RS International Growth VIP Series	2009	15.70	15.67
RS Emerging Markets VIP Series	2009	21.90	21.85
RS Investment Quality Bond VIP Series	2009	10.98	10.96
RS MidCap Growth VIP Series	2009	—	—
RS Global Natural Resources VIP Series	2009	15.80	15.76
RS Value VIP Series	2009	—	—
RS Equity Dividend VIP Series	2009	—	—
RS Technology VIP Series	2009	—	—
RS Money Market VIP Series	2009	9.88	9.86
Gabelli Capital Asset Fund	2009	—	—
Value Line Centurion Fund	2009	—	—
Value Line Strategic Asset Management Trust	2009	12.65	—
AIM V.I. Capital Appreciation Fund Series II	2009	—	—
AIM V.I. Aggressive Growth Fund Series II	2009	—	—

98	PROSPECTUS	APPENDIX

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS with HAVDB or EB
AIM V.I. Growth Fund Series II	2009	$—	$—
AIM V.I. Basic Value Fund Series II	2009	—	—
AIM V.I. Global Real Estate Fund Series II	2009	15.09	15.05
AIM V.I. Government Securities Fund Series II	2009	—	—
AIM V.I. Mid Cap Core Equity Fund Series II	2009	13.68	13.65
AIM V.I. Core Equity Fund Series II	2009	13.67	13.64
Alger American Capital Appreciation Portfolio Class S	2009	15.55	15.51
AllianceBernstein VPS Growth & Income Portfolio Class B	2009	—	—
AllianceBernstein VPS International Value Portfolio Class B	2009	15.38	15.35
AllianceBernstein VPS Large Cap Growth Portfolio Class B	2009	—	—
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	2009	—	—
AllianceBernstein VPS Real Estate Investment Portfolio Class B	2009	—	—
AllianceBernstein VPS Value Portfolio Class B	2009	—	—
Black Rock Global Allocation V.I. Fund Class III	2009	12.51	12.48
Black Rock Large Cap Core V.I. Fund Class III	2009	12.72	12.69
Black Rock Large Cap Value V.I. Fund Class III	2009	12.01	11.99
Columbia Asset Allocation Fund, Variable Series Class B	2009	12.91	—
Columbia Small Cap Value Fund, Variable Series Class B	2009	14.05	14.02
Columbia Small Company Growth Fund, Variable Series Class B	2009	13.56	13.53
Columbia Marsico 21st Century Fund, Variable Series Class B	2009	14.44	14.41
Columbia Marsico Growth Fund, Variable Series Class B	2009	13.52	13.49
Davis Financial Portfolio	2009	15.99	15.95
Davis Real Estate Portfolio	2009	—	—
Davis Value Portfolio	2009	—	—
Evergreen VA International Equity Fund Class 2	2009	12.89	12.86
Evergreen VA Special Values Fund Class 2	2009	14.44	14.41
Fidelity VIP Balanced Portfolio Service Class 2	2009	—	—
Fidelity VIP Contrafund Portfolio Service Class 2	2009	14.58	14.54
Fidelity VIP Equity-Income Portfolio Service Class 2	2009	—	—

APPENDIX	PROSPECTUS	99

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS with HAVDB or EB
Fidelity VIP Growth Portfolio Service Class 2	2009	$—	$—
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2009	11.31	11.28
Fidelity VIP Mid Cap Portfolio Service Class 2	2009	14.59	14.56
Fidelity VIP Overseas Portfolio Service Class 2	2009	14.24	—
Templeton Global Bond Securities Fund Class 2	2009	11.55	11.52
Templeton Growth Securities Fund Class 2	2009	14.39	14.36
Franklin Income Securities Fund Class 2	2009	13.76	13.73
Mutual Shares Securities Fund Class 2	2009	13.20	13.17
Franklin U.S. Government Fund Class 2	2009	10.19	10.17
Templeton Growth Securities Fund Class 2	2009	—	—
Franklin Small Cap Value Securities Fund Class 2	2009	14.35	14.32
MFS Research Bond Series Service Class	2009	—	—
MFS Core Equity Series Service Class	2009	—	—
MFS Growth Series Service Class	2009	14.37	14.34
MFS Investors Trust Series Service Class	2009	—	—
MFS New Discovery Series Service Class	2009	—	—
MFS Strategic Income Series Service Class	2009	—	—
MFS Total Return Series Service Class	2009	—	—
MFS Utilities Series Service Class	2009	13.62	13.58
MFS Value Series Service Class	2009	13.19	13.16
Oppenheimer Capital Appreciation Fund/VA Service Class	2009	14.92	14.88
Oppenheimer International Growth Fund/VA Service Class	2009	15.19	15.16
Oppenheimer Main Street Small Cap Fund/VA Service Class	2009	15.21	15.17
Oppenheimer Strategic Bond Fund/VA Service Class	2009	11.83	11.80
PIMCO Low Duration Portfolio Advisor Class	2009	11.13	11.11
PIMCO Real Return Portfolio Advisor Class	2009	11.59	11.56
PIMCO Total Return Portfolio Advisor Class	2009	11.13	11.11
Pioneer Cullen Value Portfolio Class II	2009	12.51	12.48
Pioneer Equity Income Portfolio Class II	2009	12.25	—
Pioneer Fund Portfolio Class II	2009	13.41	—
Pioneer Mid Cap Value Portfolio Class II	2009	13.28	13.25
Seligman Communications and Information Portfolio Class II	2009	15.86	15.82
Van Kampen UIF U.S. Mid Cap Value Portfolio Class II	2009	14.88	14.84
Van Kampen Life Investment Trust Government Portfolio Class II	2009	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	2009	—	—

100	PROSPECTUS	APPENDIX

VARIABLE ANNUITY PROSPECTUS	Securities Act of 1933 File No. 333-153840
December 20, 2010

THE GUARDIAN INVESTOR VARIABLE ANNUITY B SERIES

THIS PROSPECTUS describes an Individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, and keep it for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our) through its Separate Account R (the Separate Account). This contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. It will also pay a death benefit if the owner dies before annuity payments begin.

The minimum initial premium payment is $5000 ($2,000 if your contract is issued in connection with an individual retirement account, certain pension plans, and other tax-qualified arrangements). Your premiums may be invested in up to 20 variable investment options or 19 variable investment options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds (“Funds”) listed below. Some of these Funds may not be available in your state. You may request copies of the prospectuses for these Funds from your registered representative or by calling 1-800-221-3253 or by visiting our web site at www.GuardianInvestor.com. Please read the prospectuses carefully before investing.

•	RS Variable Products Trust
–	RS Emerging Markets VIP Series
–	RS Global Natural Resources VIP Series
–	RS High Yield Bond VIP Series
–	RS International Growth VIP Series
–	RS Investment Quality Bond VIP Series
–	RS Large Cap Alpha VIP Series
–	RS Low Duration Bond VIP Series
–	RS Money Market VIP Series
–	RS Partners VIP Series
–	RS S&P 500 Index VIP Series
–	RS Small Cap Growth Equity VIP Series
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II Shares)
–	Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund)
–	Invesco V.I. Global Real Estate Fund (formerly AIM V.I. Global Real Estate Fund)
–	Invesco V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Core Equity Fund)
–	Invesco Van Kampen V.I. Mid Cap Value Fund (formerly Van Kampen’s UIF U.S. Mid Cap Value Portfolio)
•	The Alger Portfolios (Class S Shares)
–	Alger Capital Appreciation Portfolio
•	AllianceBernstein Variable Product Series Fund, Inc. (Class B)
–	AllianceBernstein VPS International Value Portfolio
•	BlackRock Variable Series Funds, Inc. (Class III Shares)
–	BlackRock Global Allocation V.I. Fund
–	BlackRock Large Cap Core V.I. Fund
–	BlackRock Large Cap Value V.I. Fund
•	Columbia Funds Variable Insurance Trust (Class B Shares)
–	Columbia Asset Allocation Fund, Variable Series
–	Columbia Small Cap Value Fund, Variable Series
–	Columbia Small Company Growth Fund, Variable Series
•	Columbia Funds Variable Insurance Trust I (Class B Shares)
–	Columbia Marsico 21st Century Fund, Variable Series
–	Columbia Marsico Growth Fund, Variable Series
•	Davis Variable Account Fund, Inc.
–	Davis Financial Portfolio
•	EULAV Asset Management, LLC
–	Value Line Strategic Asset Management Trust
•	Wells Fargo Variable Trust
–	Wells Fargo Advantage VT International Equity Fund (formerly Evergreen VA International Equity Fund)
–	Wells Fargo Advantage VT Small Cap Value Fund (formerly Evergreen VA Special Values Fund)
•	Fidelity Variable Insurance Products Funds (Service Class 2)
–	Fidelity VIP Contrafund® Portfolio
–	Fidelity VIP Investment Grade Bond Portfolio
–	Fidelity VIP Mid Cap Portfolio
–	Fidelity VIP Overseas Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
–	Franklin Income Securities Fund
–	Franklin Small Cap Value Securities Fund
–	Franklin U.S. Government Fund
–	Mutual Shares Securities Fund
–	Templeton Global Bond Securities Fund
–	Templeton Growth Securities Fund

•	MFS® Variable Insurance Trust (Service Class)
–	MFS® Growth Series
–	MFS® Utilities Series
–	MFS® Value Series
•	Oppenheimer Variable Account Funds (Service Class)
–	Oppenheimer Capital Appreciation Fund/VA
–	Oppenheimer Global Strategic Income Fund/VA (formerly Oppenheimer Strategic Bond Fund/VA)
–	Oppenheimer International Growth Fund/VA
–	Oppenheimer Main Street Small Cap Fund/VA
•	PIMCO Variable Insurance Trust (Advisor Class Shares)
–	PIMCO Low Duration Portfolio
–	PIMCO Real Return Portfolio
–	PIMCO Total Return Portfolio
•	Pioneer Variable Contracts Trust (Class II Shares)
–	Pioneer Cullen Value VCT Portfolio
–	Pioneer Equity Income VCT Portfolio
–	Pioneer Fund VCT Portfolio
–	Pioneer Mid Cap Value VCT Portfolio
•	RiverSource Variable Series Trust (Class 2 Shares)
–	Seligman Communications and Information Portfolio

A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002 (regular mail) or 3900 Burgess Place, Bethlehem, Pennsylvania 18017 (overnight mail), or by calling 1-800-221-3253. Its contents are noted on page 94 of this prospectus.

The Statement of Additional Information, which is dated May 1, 2010, is incorporated by reference into this prospectus.

The Securities and Exchange Commission (“SEC”) has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the statement of additional information or in any supplement thereto or in any supplemental sales material authorized by GIAC.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you will start receiving regular payments based on the accumulation value of your contract. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That’s why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 variable investment options, or 19 variable investment options and the fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 54 investment divisions, corresponding to 54 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant’s 95th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59  1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select one or a combination of annuity payout options under the contract:

•	Life annuity without a guaranteed period (variable and fixed)

•	Life annuity with a guaranteed period (variable and fixed)

•	Joint and survivor annuity (variable and fixed)

•	Payments to age 100 (variable and fixed)

•	Payments for a period certain (fixed)

•	10-year guaranteed period (fixed)

Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent Transfers Among the Variable Investment Options. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you should die before annuity payments begin, then we pay a death benefit first to any surviving owner and then to surviving beneficiaries (in the order you have designated). You also have the option of purchasing an enhanced death benefit rider that may provide a greater death benefit. If the owner is a non-natural owner, then the death of the annuitant will be treated as death of an owner for purposes of determining whether a death benefit is payable. Please see Other contract features: Death benefits.

Payout options

Annuity payout options are available on a variable or fixed-rate basis.

SUMMARY	PROSPECTUS	1

Optional riders

You also have the option to purchase other riders to provide additional benefits. The riders are available only in the states where they have been approved, and where we continue to offer them. These riders may not each be available in combination with other optional benefits under the contract, and may not be appropriate for your situation. There are extra charges for these riders. You should contact your registered representative for information about the availability of any of the riders under your contract. The highest anniversary value death benefit rider provides for an enhanced death benefit equal to the greater of the death benefit under the contract (without any riders) or the highest contract anniversary value death benefit. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the owner’s death if your contract earnings exceed your adjusted premium payments. The guaranteed lifetime withdrawal benefit rider provides a guaranteed minimum withdrawal amount regardless of the investment performance of the contract. Please note that if you choose the guaranteed lifetime withdrawal benefit rider, then you must invest your premium payments and contract value in accordance with the allocation models described in that rider. In addition, if you choose the guaranteed lifetime withdrawal benefit rider, then withdrawals in excess of the guaranteed withdrawal amount provided for under the rider will have adverse consequences. Please refer to Other contract features for more information.

Surrenders and withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a withdrawal. A contingent deferred sales charge may apply to both surrenders and withdrawals. Surrenders and withdrawals also may be subject to any applicable contract fee, annuity taxes, state taxes, penalty taxes, and federal income tax withholding. Once annuity payments begin, surrenders and withdrawals are available only with the payments to age 100 or the payments for a period certain annuity payout options. Please see The accumulation period: Surrenders and withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a contract owner:

•	Operating expenses for mutual funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses associated with the Funds that you may pay while owning the contract ranged from 0.36% to 1.68% in 2009, but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charge

We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.10% of your accumulation value in the variable investment options.

•	Administrative expense

We deduct this charge daily at an annual rate of 0.20% annually of your accumulation value in the variable investment options.

•	Contract fee

We deduct an annual fee of $35 (lower where required by state law) if the accumulation value in your contract is less than $100,000 on your contract anniversary date.

The following are expenses that you may incur as a contract owner:

•	Contingent deferred sales charges

We assess a charge on total surrenders and withdrawals of accumulation value. We deduct up to 8% of each premium payment withdrawn within the first seven years of receipt of each such premium payment. However, the contract permits withdrawal each contract year of a “free withdrawal amount” that may be withdrawn from the contract without incurring a contingent deferred sales charge. See Surrenders and Withdrawals.

•	Highest anniversary value death benefit rider expense

If you choose this benefit, then we will assess a daily charge at an annual rate of 0.40% of your accumulation value in the variable investment options.

•	Earnings benefit rider expense

If you choose this rider, then we will assess a daily charge at an annual rate of 0.25% of your accumulation value in the variable investment options.

2	PROSPECTUS	SUMMARY

•	Guaranteed lifetime withdrawal benefit rider expense

If you choose this rider, then we will assess an annual charge on each contract anniversary that is a percentage of the adjusted guaranteed withdrawal balance at the time the charge is deducted. The maximum annual guaranteed lifetime withdrawal benefit charge percentage ranges from 1.00% to 4.00%, depending on the option chosen; the current annual expense range for this rider ranges from 0.80% to 2.15%, depending on the option chosen. We will not deduct this charge after we have begun to make annuity payments under the contract. See Financial Information – Contract Costs and Expenses.

•	Annuity taxes

These charges for taxes on premiums or annuity payments that are applicable only in some states and municipalities currently range up to 3.5% of premiums payments made.

•	Withdrawal charge

During the annuity period, if you choose either the fixed or the variable payments to age 100 annuity payout options or the payments for a period certain as an annuity payout option, and you make more than one withdrawal in a calendar quarter, then you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the withdrawal.

DECIDING TO PURCHASE A CONTRACT

The contract is an individual flexible premium deferred variable annuity contract that we may issue as a contract qualified (“qualified contract”) under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), or as a contract that is not qualified under the Internal Revenue Code (“non-qualified contract”). You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement.

You have the right to examine the contract and return it for cancellation within 10 to 30 days of receiving it depending on the state where you live. (If this contract is a replacement for another contract, you may have

30 to 60 days to examine the contract and return it for cancellation.) This is known as the free-look period. If you exercise this free-look privilege, and if you live in a state that does not require us to return premiums paid, you will bear the risk of any decline in your contract’s value during the free-look period. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live. Please check your contract carefully for specific terms and conditions.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

Please see Special terms used in this prospectus for definitions of key terms.

SUMMARY	PROSPECTUS	3

EXPENSE TABLES

Expenses

The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information – Contract costs and expenses. Fund prospectuses provide a more complete description of the various costs and expenses of the underlying variable investment options. Premium taxes may apply.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge:	8% declining annually[1]
Number of full years completed since premium payment was made	Contingent deferred sales charge percentage
0	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7+	0%
Transfer Fee:	$25 for each transfer (currently, $0)

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the contract accumulation value, depending on the state requirements.

1 The contingent deferred sales charge may be assessed on premiums withdrawn that were paid into your contract during the previous seven years. Each contract year, however, you may withdraw without a contingent deferred sales charge a “Free Withdrawal Amount” equal to 10% of Chargeable Premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year.

There is a withdrawal charge that applies to withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the withdrawal amount. Withdrawals are available during the annuity period only if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option. Please see Withdrawal Charge, pages 3 and 76, for more information.

4	PROSPECTUS	EXPENSE TABLES

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law. We will waive this fee if the accumulation value is $100,000 or greater on the most recent contract anniversary.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

HAVDB= Highest Anniversary Value Death Benefit Rider	EB = Earnings Benefit Rider

	Basic contract (with no benefit riders)	Contract with EB	Contract with HAVDB	Contract with HAVDB and EB
Mortality & Expense Risk Charge	1.10%	1.10%	1.10%	1.10%
Other Separate Account Fees
• Administrative Charge	0.20%	0.20%	0.20%	0.20%
• Charges for Optional Additional Riders
–Highest Anniversary Value Death Benefit (HAVDB)	0.00%	0.00%	0.40%	0.40%
–Earnings Benefit (EB)	0.00%	0.25%	0.00%	0.25%
Subtotal Other Separate Account Fees	0.20%	0.45%	0.60%	0.85%
Total Separate Account Level Annual Expenses	1.30%	1.55%	1.70%	1.95%

EXPENSE TABLES	PROSPECTUS	5

FEES FOR OPTIONAL RIDER DEDUCTED FROM ACCUMULATION VALUE

Annual Rider Fees for Guaranteed Lifetime Withdrawal Benefit (GLWB) Options (as a percentage of the adjusted guaranteed withdrawal balance*):

	Single	Single w/ Death Benefit	Spousal	Spousal w/ Death Benefit
Guardian Target 300 (not available in New York) maximum**	2.50%	3.00%	3.50%	4.00%

current**	1.35%	1.85%	1.65%	2.15%
Guardian Target 200 maximum**	2.50%	3.00%	3.50%	4.00%

current**	1.10%	1.60%	1.30%	1.80%
Guardian Target Future (available only in New York) maximum**	2.50%	3.00%	3.50%	4.00%

current**	0.90%	1.40%	1.15%	1.65%
Guardian Target Now maximum**	1.00%	1.50%	2.00%	2.50%

current**	0.80%	1.30%	0.90%	1.40%
*	The definition of “adjusted guaranteed withdrawal balance” for the GLWB rider options is the greater of the total premium payments made under the contract or the guaranteed withdrawal balance on the preceding day plus any increase as a result of the application of the annual minimum guarantee or cumulative guarantee. Please see the Guaranteed Minimum Withdrawal Benefit Riders section of this prospectus for more information.
**	The current charge for this rider ranges from 0.80% to 2.15%, depending on the option chosen. We reserve the right to increase the charge to a maximum ranging from 1.00% to 4.00%, depending on the option chosen, if the guaranteed withdrawal balance is stepped up to equal the accumulation value of the contract.

The next item shows the lowest and highest total operating expenses charged by the underlying mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)*	0.36%	1.68%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC.

*	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ending December 31, 2009. It is important for contractowners to understand that a decline in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the funds’ expense ratios for the funds’ current fiscal year to be higher than the expense information presented.

6	PROSPECTUS	EXPENSE TABLES

Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract, including the contract owner transaction expenses, an annual contract fee of $35, separate account annual expenses – a daily administrative charge at an annual rate of 0.20%, and a daily mortality and expense risk charge at an annual rate of 1.10%, of net asset value in the Separate Account, and annual underlying mutual fund operating expenses.

Charts 1 and 2 below assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year and also assume that: (a) you invest in the aggressive allocation model under the guaranteed lifetime withdrawal benefit (GLWB) rider with an average weighted fund expense of 0.89% (maximum) and (b) you invest in the conservative allocation model under the GLWB rider with an average weighted fund expense of 0.82% (minimum). Charts 3 and 4 below assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year and also assume: (a) maximum (1.68%) and (b) minimum (0.36%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows.

Chart 1. Chart 1 assumes you select the Basic Contract with the spousal option of the Guardian Target 300 Guaranteed Lifetime Withdrawal Benefit Rider with an optional death benefit, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

	1 year	3 years	5 years	10 years
Maximum:	(a) $1,295	(a) $2,230	(a) $3,123	(a) $5,589
Minimum:	(b) $1,288	(b) $2,209	(b) $3,088	(b) $5,525

Chart 2. Chart 2 assumes you select the Basic Contract with the spousal option of the Guardian Target 300 Guaranteed Lifetime Withdrawal Benefit Rider with optional death benefit, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

	1 year	3 years	5 years	10 years
Maximum:	(a) $495	(a) $1,530	(a) $2,623	(a) $5,589
Minimum:	(b) $488	(b) $1,509	(b) $2,588	(b) $5,525

Chart 3. Chart 3 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

	1 year	3 years	5 years	10 years
Maximum:	(a) $1,148	(a) $1,758	(a) $2,288	(a) $3,704
Minimum:	(b) $1,009	(b) $1,343	(b) $1,599	(b) $2,342

Chart 4. Chart 4 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

	1 year	3 years	5 years	10 years
Maximum:	(a) $348	(a) $1,058	(a) $1,788	(a) $3,704
Minimum:	(b) $209	(b) $ 643	(b) $1,099	(b) $2,342

These examples do not reflect transfer fees or annuity taxes (which may range up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

A table of accumulation unit values is in Appendix A – Summary Financial Information.

EXPENSE TABLES	PROSPECTUS	7

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $9.5 billion as of December 31, 2009. The financial statements of GIAC, as well as those for the Separate Account, appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2009, Guardian Life had total assets (GAAP basis) in excess of $47.7 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

8	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

THE PURCHASE PROCESS

If you would like to buy a contract, you must complete, sign, and forward the application form to us at the address set forth below. Alternatively, if permitted in your state, you may also initiate the purchase by using such other form or in such other manner as we find acceptable. You or your agent then must send any applicable paperwork, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

3900 Burgess Place

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your proposed purchase is based on administrative rules such as whether you have completed the form completely and accurately or otherwise supplied us with sufficient information for us to accept the proposed purchase. We will not issue a contract if the owner or the annuitant is over 85 years of age, without our prior approval. We have the right to reject any application, proposed purchase or initial premium payment for any reason.

If we accept your purchase as received, we will credit your net premium payment to your new contract within two business days. If your purchase is not complete within five business days of our receiving your application or other applicable paperwork, we will return it to you along with your payment.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent that the selling broker or authorized registered representative (i) fails to forward the applications, premium payments and transaction requests to our Customer Service Office on a timely basis, or (ii) experiences delays in determining whether the contract is suitable for you. Any such delays will affect when your contract can be issued and your purchase payment applied.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

Tax-Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	9

PAYMENTS

We require a minimum initial premium payment of $2,000 for qualified contracts and $5,000 for non-qualified contracts. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we may accept purchase payments below $100. We will not accept premium payments greater than $3,000,000 in the first contract year without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000. Minimum and maximum premium payments may be different if you select certain optional riders with your contract. Please refer to those rider sections in this prospectus for further information. In Oregon, the Department of Insurance had required GIAC not to accept premium payments into the contract on or after the third contract anniversary.

10	PROSPECTUS	BUYING A CONTRACT

THE ACCUMULATION PERIOD

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them in good order at our Customer Service Office before the close of a regular trading session of the New York Stock Exchange, generally 4:00 p.m. Eastern Time. (i.e., on a valuation date).

If the New York Stock Exchange closes before its regular closing time, we will normally credit a premium payment received after that close on the next valuation date. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the transaction. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options you had chosen.

We use net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the price calculated on the valuation date that we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options, as of the close of the New York Stock Exchange.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them at our Customer Service Office. Please remember that you cannot invest in more than 20 variable investment options, or 19 variable investment options and the fixed-rate option, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account or savings account to make monthly purchase payments. We will debit your account on the 15th of each month or the next business day if the 15th is not a business day (or another day of the month that we choose after we notify you). You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution. We may modify or terminate the automated payment program at any time, at our sole discretion.

Accumulation

units

The value of accumulation units will vary as the value of investments rises and falls in the variable investment options and also due to expenses and the deduction of certain charges.

ACCUMULATION PERIOD	PROSPECTUS	11

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account R, to receive and invest your premium payments in the variable investment options. The Separate Account has 54 investment divisions, corresponding to the 54 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established by GIAC on March 12, 2003. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. We own all of the assets of the Separate Account. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of GIAC and other separate accounts.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract guarantees, such as annuity payments, death benefits and payments made under the guaranteed lifetime withdrawal benefit rider, are guaranteed solely by the financial strength and claims-paying ability of GIAC. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations, and when required by law, we will obtain your approval and/or the approval of any appropriate state or federal regulatory authority. We will use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	creating new Separate Accounts,

•	combining two or more Separate Accounts or investment divisions,

•	transferring assets among investment divisions, or into another Separate Account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,

12	PROSPECTUS	ACCUMULATION PERIOD

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding, closing or removing investment divisions of the Separate Account to allocations of net premiums or transfers of accumulation value, or both, with respect to some or all contracts;

In addition, a Fund in which an investment division invests may terminate its agreement with us and discontinue offering its shares to that investment division.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the variable investment options or 19 of the variable investment options and the fixed-rate option (if available) at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act. However, if you elect the Guaranteed Lifetime Withdrawal Benefit Rider, you must invest all of your premium payments and the contract accumulation value in one of the specified asset allocation models. See Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Variable

investment

options

You may choose to invest in a maximum of 20 of the variable investment options or 19 of the variable investment options and the fixed-rate option (if available) at any time.

ACCUMULATION PERIOD	PROSPECTUS	13

Variable investment options
Funds	Investment objectives	Typical investments
RS Large Cap Alpha VIP Series	Long-term capital appreciation	Normally invests at least 80% of its net assets in companies considered by RS Investments at the time to be large-cap companies, those within the range of the Russell 1000 Index.
RS S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”)	Normally invests at least 95% of its net assets in common stocks of companies in the S&P 500 Index, which emphasizes large U.S. companies
RS High Yield Bond VIP Series	Current income; capital appreciation is a secondary objective.	Corporate bonds and other debt securities rated below investment grade; (“high yield,” lower quality debt securities are commonly referred to as “junk bonds”)
RS Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Investment grade debt obligations, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies
RS Partners VIP Series	Long-term growth.	Principally, equity securities of companies with market capitalizations of up to 120% of the market capitalization of the largest company included in the Russell 2000® Index that the investment team believes possess improving returns on investment capital.
RS Investment Quality Bond VIP Series	To secure maximum current income without undue risk to principal; capital appreciation is a secondary objective.	Investment grade debt obligations, including corporate bonds, mortgage backed and asset-backed securities, and obligations of the U.S. government and its agencies
RS Money Market VIP Series	Seeks as high a level of current income as is consistent with liquidity and preservation of capital.	U.S. dollar-denominated high-quality, short-term instruments
RS International Growth VIP Series	Long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income.	Common stocks and convertible securities issued by foreign companies; does not usually focus its investments in a particular industry or country
RS Emerging Markets VIP Series	Long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income.	Common stocks and convertible securities of emerging market companies whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing
RS Small Cap Growth Equity VIP Series	Long-term capital appreciation	Common stocks of companies with small market capitalization which the investment team defines as those with market capitalizations of $3 billion or below at the time of initial purchase.

14	PROSPECTUS	ACCUMULATION PERIOD

Variable investment options
Funds	Investment objectives	Typical investments
RS Global Natural Resources VIP Series	Long-term capital appreciation	At least 80% of its net assets in securities of natural resources companies that the investment team believes possess improving returns on investment capital.
Alger Capital Appreciation Portfolio (Class S)	Long-term capital appreciation	Under normal market circumstances, the Portfolio invests at least 85% of its net assets plus any borrowing for investment purposes in equity securities of companies of any market capitalization that the adviser believes demonstrates promising growth potential
AllianceBernstein VPS International Value Portfolio (Class B)	Long-term growth of capital	Equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. Companies that are determined by the Adviser’s Bernstein unit to be undervalued, using fundamental value approach.
BlackRock Global Allocation V.I. Fund (Class III)	High total investment return	Equity, debt and money market securities primarily in North and South America, Europe, Australia, and the Far East. May invest in both developed and emerging markets.
BlackRock Large Cap Core V.I. Fund (Class III)	High total investment return	Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities, primarily common stock of large cap companies included at the time of purchase in the Russell 1000® Index. The Fund uses an investment approach that blends growth and value.
BlackRock Large Cap Value V.I. Fund (Class III)	Long-term capital growth	Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities, primarily common stock, of large cap companies included at the time of purchase in the Russell 1000® Value Index

ACCUMULATION PERIOD	PROSPECTUS	15

Variable investment options
Funds	Investment objectives	Typical investments
Columbia Asset Allocation Fund, Variable Series (Class B)	Total return, consisting of current income and long-term capital appreciation	Under normal circumstances, the Fund invests in a mix of equity and debt securities, including Treasury Inflation Protected Securities (TIPS), as well as other instruments, such as commodity-related derivative instruments, futures, exchange traded funds (ETFs) and third party-advised mutual funds. The Advisor may choose investments within each asset class category – including large-, middle- and small- capitalization growth and value equity securities, foreign securities, and investment grade, below investment grade and non-investment grade debt securities, including TIPS – and the amount that will be allocated to each asset class and investment, based on each asset class category’s historical returns and expected performance. The Advisor may also choose may choose ETFs and/or third party-advised mutual funds to access asset classes or investment strategies if the Advisor believes that these vehicles are an efficient and/or cost-effective means of access.
Columbia Small Cap Value Fund, Variable Series (Class B)	Long-term capital appreciation	Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index at the time of purchase, that the Advisor believes are undervalued and have the potential for long-term growth
Columbia Small Company Growth Fund, Variable Series (Class B)	Long-term capital appreciation	Under normal circumstances, the Fund invests at least 80% of net assets in common stocks of companies that have market capitalizations in the range of companies in the Russell 2000® Growth Index at the time of purchase. The Fund invests primarily in common stocks of companies that the Advisor believes have the potential for long-term, above average earnings growth.
Columbia Marsico 21st Century Fund, Variable Series (Class B)	Long-term growth of capital	Primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The core investments of the Fund generally may include established companies and securities that are believed to offer long-term growth potential. However, the Fund’s portfolio also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

16	PROSPECTUS	ACCUMULATION PERIOD

Variable investment options
Funds	Investment objectives	Typical investments
Columbia Marsico Growth Fund, Variable Series (Class B)	Long-term growth of capital	Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks which generally may include established companies and securities that are believed to offer long-term growth potential. However, the Fund’s portfolio also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.
Davis Financial Portfolio	Long-term growth of capital	Concentrates its investments in the financial sector.
Fidelity VIP Contrafund® Portfolio (Service Class 2)	Long-term capital appreciation	Normally invests primarily in common stocks. Invests in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public. Invests in domestic and foreign issuers. Allocates the fund’s assets across different market sectors, using different Fidelity managers. Invests in either “growth” stocks or “value” stocks or both.
Fidelity VIP Investment Grade Bond Portfolio (Service Class 2)	High Level of current income consistent with the preservation of capital	Normally invests at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Manages the fund to have similar overall interest rate risk to the Barclays Capital U.S. Aggregate Bond Index. Allocates assets across different market sectors and maturities. Invests in domestic and foreign issuers. Analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Potentially invests in lower-quality debt securities. Engages in transactions that have a leveraging effect on the fund. Invests in Fidelity’s central funds.

ACCUMULATION PERIOD	PROSPECTUS	17

Variable investment options
Funds	Investment objectives	Typical investments
Fidelity VIP Mid Cap Portfolio (Service Class 2)	Long-term growth of capital	Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s® MidCap 400 Index (S&P® MidCap 400)). Potentially invests in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. Invests in either “growth” stocks or “value” stocks or both.
Fidelity VIP Overseas Portfolio (Service Class 2)	Long-term growth of capital	Normally invests at least 80% of assets in non-U.S. securities, primarily common stocks. Investments are allocated across different countries and regions.
Franklin Income Securities Fund (Class 2 Shares)	Seeks to maximize income while maintaining prospects for capital appreciation	The fund normally invests in both equity and debt securities.
Mutual Shares Securities Fund (Class 2 Shares)	Seeks capital appreciation, with income as a secondary goal	The fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.
Franklin U.S. Government Fund (Class 2 Shares)	Seeks income	The fund normally invests at least 80% of its net assets in U.S. government securities.
Franklin Small Cap Value Securities Fund (Class 2 Shares)	Seeks long-term total return	The fund normally invests at least 80% of its net assets in investments of small capitalization companies.
Templeton Global Bond Securities Fund (Class 2 Shares)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	The fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Templeton Growth Securities Fund (Class 2 Shares)	Seeks long-term capital growth	The fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets
Invesco Van Kampen V.I. Mid Cap Value Fund (Series II)	Above average total return over a market cycle of three to five years by investing in common stocks and other equity securities	Invests primarily in equity securities of companies traded on a U.S. securities exchange with capitalizations generally within the range of companies included in the Russell Midcap® Value Index
Invesco V.I. Core Equity Fund (Series II)	Long-term growth of capital	The Fund invests, under normal circumstances, at least 80% of assets (plus borrowings for investment purposes) in equity securities.

18	PROSPECTUS	ACCUMULATION PERIOD

Variable investment options
Funds	Investment objectives	Typical investments
Invesco V.I. Global Real Estate Fund (Series II)	Total return through growth of capital and current income	The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of real estate and real estate-related insurers.
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital	The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies
MFS Growth Series (Service Class)	Seeks capital appreciation	Invests in stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.
MFS Utilities Series (Service Class)	Seeks total return	Invests at least 80% of the fund’s net assets in securities of issuers in the utilities industry. MFS primarily invests the fund’s assets in equity securities, but may also invest in debt instruments. MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.
MFS Value Series (Service Class)	Seeks capital appreciation	Invests in stocks of companies MFS believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Generally focuses on companies with large capitalization, but may invest in companies of any size.
Oppenheimer Capital Appreciation Fund/VA (Service Class)	Capital appreciation	Primarily common stocks of “growth companies” focusing mainly on large-cap and mid-cap domestic companies, but can buy foreign stocks as well
Oppenheimer Global Strategic Income Fund/VA (Service Class) (Formerly Oppenheimer Strategic Bond Fund/VA)	High level of current income	Under normal market conditions, invests at least 80% of its net assets (including any borrowings for investment purposes) in debt securities. Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high yield securities of U.S. and foreign companies (commonly called “junk bonds.”)

ACCUMULATION PERIOD	PROSPECTUS	19

Variable investment options
Funds	Investment objectives	Typical investments
Oppenheimer International Growth Fund/VA (Service Class)	Long-term growth of capital	Under normal market conditions, invests at least 90% of its assets in equity securities of companies wherever located, the primary stock market of which is outside the United States
Oppenheimer Main Street Small Cap Fund/VA (Service Class)	Capital appreciation	Invests mainly in common stocks of small capitalization U.S. companies
PIMCO Low Duration Portfolio (Advisor Class)	Maximum total return, consistent with preservation of capital and prudent investment management	Under normal circumstances at least 65% of its total assets are invested in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
PIMCO Real Return Portfolio (Advisor Class)	Maximum real return, consistent with preservation of real capital and prudent investment management	Under normal circumstances at least 80% of its net assets are invested in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements
PIMCO Total Return Portfolio (Advisor Class)	Maximum total return, consistent with preservation of capital and prudent investment management	Under normal circumstances at least 65% of its total assets are invested in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
Pioneer Cullen Value VCT Portfolio (Class II)	Capital Appreciation. Current Income is a secondary objective	Equity securities of medium- and large-capitalization companies
Pioneer Equity Income VCT Portfolio (Class II)	Current income and long-term growth of capital	Normally, the portfolio invests at least 80% of its total assets in income producing equity securities of U.S. issuers
Pioneer Fund VCT Portfolio (Class II)	Reasonable income and capital growth	The Portfolio invests predominantly in equity securities, primarily of U.S. issuers.
Pioneer Mid Cap Value VCT Portfolio (Class II)	Capital appreciation	Normally, invests at least 80% of its total assets in equity securities of mid-size companies.
Seligman Communications and Information Portfolio (Class 2)	Capital gain	Invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries. May invest in companies of any size.
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks, bonds and money market instruments
Wells Fargo Advantage VT International Equity Fund (Class II)	Long-term capital growth and capital appreciation	The fund normally invests at least 80% of its assets in equity securities of foreign issuers.
Wells Fargo Advantage VT Small Cap Value Fund (Class II)	Long-term capital appreciation	The fund normally invests at least 80% of its net assets in small capitalization companies, which the Fund defines as companies with market capitalizations within the range of the Russell 2500® Index.

20	PROSPECTUS	ACCUMULATION PERIOD

Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other funds managed by the same advisor. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same funds as the publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same advisor. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or under variable contracts that are issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Investment advisors (or their affiliates) pay us compensation every year for administration or other expenses. Currently, these advisors include Invesco Advisers, Inc., Fred Alger Management, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, Columbia Management Investment Advisers, LLC, Davis Selected Advisers, LP, Evergreen Investment Management Company, LLC, Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Massachusetts Financial Services (“MFS”), Franklin Mutual Advisers, LLC, Oppenheimer Funds, Inc., PIMCO, Pioneer Investment Management, Inc., RiverSource Investments, LLC, Templeton Global Advisers Limited, Morgan Stanley Investment Management Inc. and RS Investment Management Co. LLC. This compensation ranges from 0.10% to 0.40% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds, including portfolios from Invesco, Alger, AllianceBernstein, BlackRock, Columbia, EULAV Asset Management, LLC, Evergreen, Fidelity, Franklin, Franklin Mutual, MFS, Oppenheimer, PIMCO, Pioneer, RiverSource, Templeton, Morgan Stanley and RS Investments. Currently, the amount of 12b-1 fees ranges from 0.10% to 0.25%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these administration and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and that we incur, in our role as an intermediary, in promoting, marketing and administering the funds. We may profit from these payments.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

The Funds’ investment advisors and their principal business addresses are shown in the table below.

Funds	Investment advisor and principal business address	Subadvisor	Subadvisor
RS Large Cap Alpha VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111
RS S&P 500 Index VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS High Yield Bond VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004

ACCUMULATION PERIOD	PROSPECTUS	21

Funds	Investment advisor and principal business address	Subadvisor	Subadvisor
RS Low Duration Bond VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Partners VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111
RS Investment Quality Bond VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Money Market VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS International Growth VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111	Guardian Baillie Gifford Limited (Sub-adviser) Baillie Gifford Overseas Limited (Sub-sub-adviser) Calton Square, 1 Greenside Row Edinburgh, EH1 3AN Scotland
RS Emerging Markets VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111	Guardian Baillie Gifford Limited (Sub-adviser) Baillie Gifford Overseas Limited (Sub-sub-adviser) Calton Square, 1 Greenside Row Edinburgh, EH1 3AN Scotland
RS Small Cap Growth Equity VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111
RS Global Natural Resources VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111
Alger Capital Appreciation Portfolio (Class S)	Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
AllianceBernstein VPS International Value Portfolio (Class B)	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
BlackRock Global Allocation V.I. Fund (Class III)	BlackRock Advisors, LLC (Adviser) 100 Bellevue Parkway Wilmington, Delaware 19809	BlackRock Investment Management, LLC (Sub-adviser) P.O. Box 9011 Princeton, New Jersey 08543-9011	BlackRock Asset Management U.K. Limited (Sub-adviser) 33 King William Street London EC4R 9AS England

22	PROSPECTUS	ACCUMULATION PERIOD

Funds	Investment advisor and principal business address	Subadvisor	Subadvisor
BlackRock Large Cap Core V.I. Fund (Class III)	BlackRock Advisors, LLC (Adviser) 100 Bellevue Parkway Wilmington, Delaware 19809	BlackRock Investment Management, LLC (Sub-adviser) P.O. Box 9011 Princeton, New Jersey 08543-9011
BlackRock Large Cap Value V.I. Fund (Class III)	BlackRock Advisors, LLC (Adviser) 100 Bellevue Parkway Wilmington, Delaware 19809	BlackRock Investment Management, LLC (Sub-adviser) P.O. Box 9011 Princeton, New Jersey 08543-9011
Columbia Asset Allocation Fund, Variable Series (Class B)	Columbia Management Investment Advisers, LLC (Adviser) 100 Federal Street Boston, Massachusetts 02110	Nordea Investment Management North America, Inc. (Sub-adviser to a portion of the Fund) 437 Madison Avenue New York, New York 10022
Columbia Small Cap Value Fund, Variable Series (Class B)	Columbia Management Investment Advisers, LLC (Adviser) 100 Federal Street Boston, Massachusetts 02110
Columbia Small Company Growth Fund, Variable Series (Class B)	Columbia Management Investment Advisers, LLC (Adviser) 100 Federal Street Boston, Massachusetts 02110
Columbia Marsico 21st Century Fund, Variable Series (Class B)	Columbia Management Investment Advisers, LLC (Adviser) 100 Federal Street Boston, Massachusetts 02110	Marsico Capital Management, LLC (Sub-adviser) 1200 17th Street, Suite 1600 Denver, Colorado 80202
Columbia Marsico Growth Fund, Variable Series (Class B)	Columbia Management Investment Advisers, LLC (Adviser) 100 Federal Street Boston, Massachusetts 02110	Marsico Capital Management, LLC (Sub-adviser) 1200 17th Street, Suite 1600 Denver, Colorado 80202
Davis Financial Portfolio	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756	Davis Selected Advisers-NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Fidelity VIP Contrafund® Portfolio (Service Class 2)	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109

ACCUMULATION PERIOD	PROSPECTUS	23

Funds	Investment advisor and principal business address	Subadvisor	Subadvisor
Fidelity VIP Investment Grade Bond Portfolio (Service Class 2)	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Mid Cap Portfolio (Service Class 2)	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Overseas Portfolio (Service Class 2)	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Franklin Income Securities Fund (Class 2 Shares)	Franklin Advisers, Inc. One Franklin Parkway San Mateo, California 94403-1906
Mutual Shares Securities Fund (Class 2 Shares)	Franklin Mutual Advisers, LLC (Franklin Mutual) 101 John F. Kennedy Parkway Short Hills, New Jersey 07078
Franklin U.S. Government Fund (Class 2 Shares)	Franklin Advisers, Inc. One Franklin Parkway San Mateo, California 94403-1906
Franklin Small Cap Value Securities Fund (Class 2 Shares)	Franklin Advisory Services, LLC One Parker Plaza, Ninth Floor Fort Lee, New Jersey 07024
Templeton Global Bond Securities Fund (Class 2 Shares)	Franklin Advisers, Inc. One Franklin Parkway San Mateo, California 94403-1906
Templeton Growth Securities Fund (Class 2 Shares)	Templeton Global Advisers Limited (Adviser) Lyford Cay Nassau, Bahamas	Templeton Asset Management Limited (Sub-adviser) #7 Temasek Boulevard, #38-03 Suntec Tower One Singapore 038987
Invesco Van Kampen V.I. Mid Cap Value Fund (Series II)	Invesco Advisors, Inc. 1555 Peachtree Street, N.E. Atlanta, Georgia 30309
Invesco V.I. Core Equity Fund (Series II)	Invesco Advisors, Inc. 1555 Peachtree Street, N.E. Atlanta, Georgia 30309
Invesco V.I. Global Real Estate Fund (Series II)	Invesco Advisors, Inc. 1555 Peachtree Street, N.E. Atlanta, Georgia 30309	Invesco Asset Management Limited 30 Finsbury Square, London, EC2A 1AG, United Kingdom

24	PROSPECTUS	ACCUMULATION PERIOD

Funds	Investment advisor and principal business address	Subadvisor	Subadvisor
Invesco V.I. Mid Cap Core Equity (Series II)	Invesco Advisors, Inc. 1555 Peachtree Street, N.E. Atlanta, Georgia 30309
MFS Growth Series (Service Class)	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS Utilities Series (Service Class)	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS Value Series (Service Class)	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
Oppenheimer Capital Appreciation Fund/VA (Service Class)	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, New York 10281-1008
Oppenheimer Global Strategic Income Fund/VA (Service Class) (Formerly Oppenheimer Strategic Bond Fund/VA)	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, New York 10281-1008
Oppenheimer International Growth Fund/VA (Service Class)	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, New York 10281-1008
Oppenheimer Main Street Small Cap Fund/VA (Service Class)	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, New York 10281-1008
PIMCO Low Duration Portfolio (Advisor Class)	PIMCO 840 Newport Center Drive Newport Beach, California 92660
PIMCO Real Return Portfolio (Advisor Class)	PIMCO 840 Newport Center Drive Newport Beach, California 92660
PIMCO Total Return Portfolio (Advisor Class)	PIMCO 840 Newport Center Drive Newport Beach, California 92660
Pioneer Cullen Value VCT Portfolio (Class II)	Pioneer Investment Management, Inc. 60 State Street Boston, Massachusetts 02109	Cullen Capital Management LLC (Sub-adviser) 645 Fifth Avenue New York, New York 10022

ACCUMULATION PERIOD	PROSPECTUS	25

Funds	Investment advisor and principal business address	Subadvisor	Subadvisor
Pioneer Equity Income VCT Portfolio (Class II)	Pioneer Investment Management, Inc. 60 State Street Boston, Massachusetts 02109
Pioneer Fund VCT Portfolio (Class II)	Pioneer Investment Management, Inc. 60 State Street Boston, Massachusetts 02109
Pioneer Mid Cap Value VCT Portfolio (Class II)	Pioneer Investment Management, Inc. 60 State Street Boston, Massachusetts 02109
Seligman Communications and Information Portfolio (Class 2)	Columbia Management Investment Advisors, LLC 100 Federal Street Boston, Massachusetts 02110
Value Line Strategic Asset Management Trust	EULAV Asset Management, LLC (EULAV) 220 East 42nd Street New York, New York 10017
Wells Fargo Advantage VT International Equity Fund (Class II)	Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Wells Capital Management, Inc. 525 Market Street, 10th Floor San Francisco, CA 94105
Wells Fargo Advantage VT Small Cap Value Fund (Class II)	Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Wells Capital Management, Inc. 525 Market Street, 10th Floor San Francisco, CA 94105

SELECTION OF FUNDS

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the RS funds, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s advisor or an affiliate distribute or provide marketing support for the contracts. We review the Funds periodically and may remove a Fund or limit its availability to new premium payments and/or incoming transfers of accumulation value if we determine that the Fund no longer meets one or more of the selection criteria, and/or the Fund has not attracted significant allocations from Contract owners.

You are responsible for choosing your investment options and the amounts allocated to each, or the asset allocation model (if you purchase a guaranteed lifetime withdrawal benefit rider – see Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider), that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including a Fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as a Fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the Funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

26	PROSPECTUS	ACCUMULATION PERIOD

You bear the risk of any decline in the value of your contract resulting from the investment performance of the funds you have chosen.

We do not recommend or endorse any particular fund and we do not provide investment advice.

ADDITION, DELETION, OR SUBSTITUTION OF FUNDS

We do not guarantee that each Fund will always be available for investment through the contract. We reserve the right, subject to compliance with applicable law, to add new Funds or Fund classes, close existing Funds or Fund classes, or substitute Fund shares that are held by any investment division of the Separate Account for shares of a different mutual fund. New or substitute mutual funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a division of the Separate Account without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Separate Account securities from other mutual funds. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of contracts to which this contract belongs.

FIXED-RATE OPTION

You can elect to invest net premium payments in the fixed rate option that may be available as an investment option under your contract (However, for contracts issued in conjunction with applications dated on or after December 7, 2009, you may elect to invest up to a maximum of 25% of your initial and subsequent net premium payments into the fixed-rate option). The fixed-rate option is not registered as a security under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option is subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your net premium payments to this option, subject to the conditions stated below, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any

When you buy a contract, please note:

•	You can choose up to 20 investment options or 19 variable investment options and the fixed-rate option at any one time.

•	There are no initial sales charges on the premium payments that you allocate to the variable investment options.

•	All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

•

You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing, electronically or by telephone at our Customer Service Office. Currently, there is no fee for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges.

•	You can change beneficiaries as long as the annuitant is living.

ACCUMULATION PERIOD	PROSPECTUS	27

Transfers

You generally can transfer money among variable investment options both before and after the date annuity payments begin.

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephonic or electronic request that we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephonic or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and Electronic Services.

Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than the minimum annual rate specified in your contract, but we are not obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We do not use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay has not been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premium payments or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.
•	This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

•

At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next contract anniversary date.

The fixed-rate option may not be available in your state. We reserve the right to discontinue this option at any time. We also reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts.

TRANSFERS

You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of

28	PROSPECTUS	ACCUMULATION PERIOD

your accumulation value among the variable investment options and the fixed-rate option. These transfers are subject to the following rules:

•	We reserve the right to limit the frequency of transfers to not more than once every 30 days;

•

For contracts issued in conjunction with applications dated on or after December 7, 2009, no transfer into the fixed-rate option can be effected if, immediately subsequent to such transfer, the allocation to the fixed-rate option would be greater than 25% of the contract’s accumulation value on the immediately prior valuation date.

•	We reserve the right to impose a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

•

We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature. Amounts that have been in the fixed-rate option longest will be transferred out first.

•	The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	50% of the amount in the fixed-rate option as of the last contract anniversary, or
–	the amount equal to the largest transfer made during the previous contract year out of the fixed-rate option for your contract.

•

Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received transfer instructions from you, in good order, at our Customer Service Office.

•

If you have selected the GLWB rider, your transfers are limited to moving 100% of the contract accumulation value from one allocation model to another allocation model. See Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

You must clearly specify in your transfer request the amount to be transferred and the names of the investment options that are affected. We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order at our Customer Service Office. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values. If we receive your request on a business day after 4:00 p.m., you will receive the next day’s unit values.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each month. We must receive transfer instructions in good order at least 15 days before the due date of the first variable annuity payment to which the transfer will apply. No fixed-rate option transfers are permitted.

ACCUMULATION PERIOD	PROSPECTUS	29

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying fund at a price that does not reflect the current market value of the portfolio securities of the underlying fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund.

GIAC endeavors to protect long-term contract owners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contract owner to engage in frequent transfer activity. This contract is not designed for use by individuals or other entities that engage in “market timing” or other types of frequent trading, unusually large transfers, short-term trading, or programmed transfers. If you wish to engage in such strategies, do not purchase this contract.

Deterrence. If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit, modify, restrict, suspend or eliminate your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all contract owners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contract owners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We also may restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service. Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to transfer restrictions because of the actions of your investment advisor in providing those services. The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter

30	PROSPECTUS	ACCUMULATION PERIOD

into special arrangements with, any contract owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contract owners engaging in frequent transfers. In addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contract owners’ transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable fund.

Underlying Fund Frequent Trading Policies. The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying funds should describe any such policies and procedures. The frequent trading policies and procedures of an

You should be aware that we have entered into a written agreement with each Fund or its principal underwriter that obligates us to provide the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who have been identified by the Fund as having engaged in transactions that violate the disruptive trading policies established for that Fund.

ACCUMULATION PERIOD	PROSPECTUS	31

Surrenders and

withdrawals

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Your ability to withdraw or surrender may be limited by the terms of your qualified plan.

underlying fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying fund may impose a redemption fee. Contract owners should be aware that we may not have the contractual obligation or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. For example, underlying funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

Omnibus Orders. You should note that other insurance companies and retirement plans also invest in the underlying funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the fund. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in frequent transfer activity, the underlying fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying fund.

SURRENDERS AND WITHDRAWALS

During the accumulation period and while all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a withdrawal. During the annuity period, unless you selected annuity payout Option V-4, F-4 or F-5, we will not accept requests for surrenders or withdrawals after the date annuity payments begin. See Variable Annuity Payout Options.

32	PROSPECTUS	ACCUMULATION PERIOD

Your request for surrenders and withdrawals must be received in good order at our Customer Service Office. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you at our Customer Service Office. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a withdrawal, we will cash additional units to cover these charges unless you instruct us to do otherwise. See Contract Costs and Expenses: Contingent Deferred Sales Charge. To effect your request, we will cash accumulation units in the following order:

•	all accumulation units attributable to the variable investment choices; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed accumulation units attributable to the fixed-rate option.

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Withdrawals reduce your accumulation value and your death benefit, and may reduce the value of any guarantees provided by optional benefit riders. Your ability to withdraw or surrender may be limited by the terms of a qualified plan.

Free Withdrawal Amount. Each contract year, you are allowed to make an annual withdrawal from the contract, without paying a deferred sales charge, of an amount equal to 10% of Chargeable Premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year. The Free Withdrawal Amount is not cumulative – any Free Withdrawal Amount not taken during a given contract year cannot be taken as free amounts in a subsequent contract year. The Free Withdrawal Amount is not applicable in the case of a surrender of the contract.

Calculating the Contingent Deferred Sales Charge for a Withdrawal. For the purpose of calculating the contingent deferred sales charge and to minimize the applicable contingent deferred sales charge, we assume that any amount withdrawn during a contract year will be withdrawn in the following order:

•

from earnings, which, on any valuation date equals the accumulation value on that date, less the total net premiums that have not been previously withdrawn. Note, however: Any amounts withdrawn as part of the Free Withdrawal Amount will not reduce the total net premiums in the calculation of earnings;

•	from net premiums that are no longer subject to a contingent deferred sales charge;

•	from the Free Withdrawal Amount; and

•	from Chargeable Premiums on a first-in-first-out basis (i.e., the oldest Chargeable Premium will be withdrawn first).

ACCUMULATION PERIOD	PROSPECTUS	33

Calculating the Contingent Deferred Sales Charge for a Surrender. If you surrender the contract, the contingent deferred sales charge is equal to the contingent deferred sales charge percentage applicable to each Chargeable Premium multiplied by that Chargeable Premium.

Please note:

•	If you surrender the contract and Chargeable Premiums exceed accumulation value, then we will calculate the contingent deferred sales charge based on the full amount of Chargeable Premiums.

•

If the contract has been continued under spousal continuation, then all net premiums made before spousal continuation will be treated as not subject to a contingent deferred sales charge and will be withdrawn first, followed by any premium payments made after spousal continuation.

Systematic Withdrawals. You may request a schedule of systematic withdrawals. Under such a program, you may elect to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective typically on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, contingent deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

If we receive your surrender or withdrawal request in good order at our Customer Service Office before the end of a valuation date, then we will process your request based on accumulation unit values determined at the end of that valuation date. If we receive your surrender or withdrawal request in good order at our Customer Service Office at or after the end of a valuation date or on a day that is not a valuation date, then we will process your request based on accumulation unit values determined at the end of the next valuation date. We will send you your payment within seven days of receiving a request from you in good order at our Customer Service Office. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

Inactive Contracts

We may cancel the contract and pay the owner the accumulation value in one sum, if, before the annuity commencement date:

•	no premium payments are made for 2 consecutive years;

Assigning contract interests

If the contract is a qualified contract, the contract owner’s interest in the contract cannot be assigned. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

34	PROSPECTUS	ACCUMULATION PERIOD

•	the total amount of premium payments made, less any withdrawals, is less than $2,000;

•	the accumulation value on or after the end of such 2 year period is less than $2,000; and

•

we notified you in writing that this contract is inactive and subject to termination and, 6 months after the date of such notice, you have not made any premium payments to bring either your total premium payments less withdrawals or your accumulation value to $2,000.

The proceeds paid to an owner may be subject to any applicable contract charges, deferred sales charges and annuity taxes. Please see Financial information: Federal tax matters.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing. We also have the right to modify or discontinue either program. We will give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract. You may terminate either program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See Transfers for limitations on such transfers.

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either the RS Money Market VIP Series investment division or the fixed-rate option, but not from both. You can designate the fixed-rate option for dollar cost averaging if you currently own a contract with the fixed-rate option endorsement. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (including the required RS Money Market VIP Series or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must

Programs to build

your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

You may receive additional copies by calling or writing our Customer Service Office.

ACCUMULATION PERIOD	PROSPECTUS	35

receive it in good order at our Customer Service Office at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from the RS Money Market VIP Series investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 24 or 36 months. Your total accumulation value at the time generally must be at least $10,000. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option. Transfers may not continue beyond the Annuity Commencement Date.

Please note that dollar cost averaging from the fixed rate option or into the fixed rate option is not available at this time for contracts issued in conjunction with applications dated on or after December 7, 2009. GIAC may elect, in its sole discretion, to make this option available to these contracts in the future.

You can discontinue the dollar cost averaging program at any time. Assets remaining in the fixed rate option are subject to the transfer restrictions noted above (see “Transfers”.)

Additionally, we offer enhanced dollar cost averaging programs (referred to as “Dollar Cost Averaging Plus”) if you elect to allocate your initial premium to a dollar cost averaging account for either the 6 or 12 transfer program at the time your contract is issued; premium payments received after your initial premium will not be included in the account for an enhanced dollar cost averaging program. The first transfer occurs on the issue date of the contract, and the remaining transfers occur on each monthly contract anniversary (or on the next Valuation Date if the monthly contract anniversary is not a Valuation Date) until the program’s conclusion. The last transfer consists only of the accumulated interest. Amounts allocated to the enhanced dollar cost averaging programs will be invested as follows:

•	For the 6 transfer program –

–	1/5th of the net premium allocated to the enhanced dollar cost averaging program will be invested immediately in the contract owner’s chosen allocation percentages.

–	Thereafter, 1/5th of the net premium allocated to the enhanced dollar cost averaging program will be invested on the first day of each of the next 4 contract months in the contract owner’s elected allocation percentages.

–	On the fifth monthly contract anniversary, the interest accrued through that date will be invested.

•	For the 12 transfer program –

–	1/11th of the net premium allocated to the enhanced dollar cost averaging program will be invested immediately in the contract owner’s chosen allocation percentages.

–	Thereafter, 1/11th of the net premium allocated to the enhanced dollar cost averaging program will be invested in the contract owner’s elected allocation percentages on the calendar day of each

36	PROSPECTUS	ACCUMULATION PERIOD

of the next 10 months that corresponds to the contract issue date (or, if there is no corresponding date in a subsequent month, on the last day of that month).

–	On the eleventh monthly contract anniversary, the interest accrued through that date will be invested.

Enhanced dollar cost averaging programs will terminate on the earliest of: the Valuation Date we receive your request for termination in Good Order at our Customer Service Office; or the Annuity Commencement Date; or the date the Basic Contract is surrendered; or the date the elected number of transfers is complete. Please note: If an enhanced dollar cost averaging program terminates before all amounts have been transferred out of your dollar cost averaging account, then the remaining amount will be allocated to the investment options according to your allocation instructions in effect at that time for the Basic Contract.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings from the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages when any percentage exceeds or is less than your chosen percentages by at least 5%. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Automated Transfer and Automated Alert Programs

Our Automated Transfer (AT) Program offers you the ability to set up a future automatic transfer between two variable investment options offered through your contract when the accumulation unit value for a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount. When you establish the AT order, you can select this percentage or dollar amount as well as the actual amount that will be transferred.

An AT buy order allows you to establish an order to transfer money from the RS Money Market VIP Series to any of the available variable investment options based on the percentage or dollar amount criteria you specify. All orders must be submitted electronically, via our website, www.guardianinvestor.com. An AT sell order allows you to establish an order to transfer money from any one of the available variable investment options to the RS Money Market VIP Series based on the percentage or dollar amount criteria that you specify. If an AT order is submitted in good order to GIAC’s Customer Service Office on a valuation date before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), the order will be established on the date it is submitted. If an AT order is submitted to our Customer Service Office in good order on a valuation date after the close of the New York Stock Exchange, or if it is submitted on a day that is not a valuation date, the order will be established on the next valuation date.

Once an AT order is established, and if the criteria you specify are met, a transfer will be automatically scheduled to be processed on the next

ACCUMULATION PERIOD	PROSPECTUS	37

valuation date. The AT will be processed on the next valuation date using that next valuation date’s accumulation unit value. The accumulation unit value of the specified variable investment option on the day the AT order criteria are met could fluctuate significantly from the accumulation unit value of that variable investment option on the next valuation date. You will have an opportunity to cancel the AT, electronically via our website, up until the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the day the AT is scheduled to be processed. Your cancellation must be received by GIAC’s Customer Service Office in good order before the close of trading on the New York Stock Exchange on the day the AT is scheduled to be processed in order for the cancellation to be effective. As a courtesy to you, we will send an e-mail to the e-mail address(es) you specify informing you that the AT criteria have been met and an AT has been scheduled to be processed on the next valuation date. We cannot guarantee that you will receive this e-mail before the time that your AT will be processed. In the event you do not receive this e-mail or we do not receive your cancellation instructions in accordance with the requirements detailed above, GIAC will not be responsible for acting upon an AT order established by you, if that AT was processed in accordance with your previously received specifications.

After you establish an AT order, that AT order will remain active for the duration that you specify when you establish the order and will expire on the earliest to occur of the following: the date the AT is processed according to your specified criteria, or the order expiration date, or the date you cancel the order (if that date precedes the order expiration date you previously specified). In addition, an active AT order and/or an AT that is scheduled to be processed will be cancelled automatically if any one of the following events occurs: the contract is surrendered or you begin receiving annuity payments; a death claim is pending or paid; the owner is changed on the contract; any of the optional benefit riders you may have selected are terminated; your transfer rights have been restricted under the contract; assets in the variable investment options you specified are not available to process the transfer; or, at the time we attempt to process the AT, you are already invested in the maximum number of investment options.

The following requirements also apply to the AT program for each contract owned by you:

•	The contract accumulation value must be at least $10,000 in order to establish an AT order.

•	AT orders cannot be established if you are utilizing the dollar cost averaging and portfolio rebalancing programs.

•	AT orders cannot be established if you have an active living benefit rider on your contract.

•	AT orders cannot be established if you are receiving systematic withdrawals under your contract.

•	Only one AT buy order may be active at any one time.

•	Multiple AT sell orders are permitted at any time, but each AT sell order must be from a different variable investment option.

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•

If multiple AT sell and/or buy orders meet their respective specified criteria on the same day, all such AT orders will be processed on the next business day, unless we receive the appropriate cancellation instructions from you.

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) your accumulation value in a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or; 2) your contract accumulation value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria have been met.

When an Automated Alert meets the criteria you specified, we will send an e-mail notification to you at the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. We cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive the e-mail notification, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of AT and Automated Alert privileges at any time, at its discretion. GIAC does not currently charge a fee for the AT and Automated Alert programs. However, we reserve the right to limit the frequency of ATs and Automated Alerts or to impose a charge for ATs and Automated Alerts. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The accumulation period: Transfers.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. When permitted by law, we reserve the right to defer the payment of amounts withdrawn from the fixed-rate option for a period of no longer than six months from the date we receive the request for such withdrawal in good order at our Customer Service Office. We may postpone any calculation or payment from the variable investment options if:

•	the New York Stock Exchange is closed for trading or trading has been suspended, or

•	the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable; or

•	the Securities and Exchange Commission by order so permits for the protection of security holders.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to accept premium payments or to process any request for a surrender, withdrawal, or transfer, or pay death benefits or make annuity payments. If a contract is frozen, the accumulation value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.

ACCUMULATION PERIOD	PROSPECTUS	39

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose cannot be later than the contract anniversary immediately following the annuitant’s 95th birthday. (In New York, the annuity commencement date cannot be later than the contract anniversary immediately following the annuitant’s 90th birthday.) Please note that this date may be determined by the retirement plan under which your annuity contract was issued. Once annuity payments begin, you may not change: the annuitant; the payout option; the guaranteed period under the chosen payout option; or the survivor percentage in either the fixed or variable joint and survivor annuity payment options (see options V-3 and F-3 below).

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available, under that specific option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

•	the table in your contract reflecting the gender and age of the annuitant at the birthday nearest the date annuity payments are to begin,

•	the annuity payout option you choose, and

•	if you choose a variable payout option, the assumed investment return you choose, and the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a withdrawal from Option V-4, F-4 or F-5 or switch from Option V-4 to Option V-1 or Option F-4 to Option F-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments will not be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

40	PROSPECTUS	ANNUITY PERIOD

We will make annuity payments once a month, or on another periodic schedule acceptable to us, except as follows:

•	Proceeds of less than $2,000 will be paid to you in a single payment and the contract will be cancelled.

•	We may change the schedule of payments to avoid payments of less than $20.

PAYEE

Unless you request otherwise, the payee of any annuity payments will be the first among the following who is living at the time the payment is to be made:

•	any surviving owner or joint owner; if none, then

•	any surviving primary beneficiary; and, if none, then

•	any surviving contingent beneficiary.

If no payees are living and a guaranteed annuity payout period has not ended, then the present value of any remaining annuity payments will be paid to the estate of the last remaining payee.

ANNUITY PAYOUT OPTIONS

You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available under the contract; we will make annuity payments to you if the annuitant is living and the contract is in force on the Annuity Commencement Date. You can make your choice of annuity payout option at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

Before the annuity commencement date, the owner(s) may elect to restrict certain rights any beneficiary may have under the contract in the event that the contract owner and/or annuitant dies while there are guaranteed annuity payments still outstanding. If you choose this election, the beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining annuity payments;

•	name or change any contingent or concurrent beneficiaries; or

•	change the annuity payout option in effect at the time of the death of the contract owner and/or annuitant.

We must receive written notice that you elect to apply the above restrictions. Such notice must be received at our Customer Service Office, in good order and in a form satisfactory to us, before the annuity commencement date. Once elected, only the contract owner on record as

ANNUITY PERIOD	PROSPECTUS	41

Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments To Age 100

of the annuity commencement date can revoke this election, and once it is revoked, it cannot be reinstated. Any existing elections will be canceled in the event of a change of ownership or the addition of a new owner of a contract.

VARIABLE ANNUITY PAYOUT OPTIONS

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment can vary.

We make a variety of payout options available for you to choose from. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee period for payments based on amounts in the variable investment options. (Payments based on amounts in any fixed rate option that may be attached to your contract will be made monthly under Fixed Annuity Payout Option F-2, with a guaranteed period of 10 years. See Fixed-Rate Annuity Payout Options, below.) You may change to another option if you wish, provided you do so before we begin processing your first annuity payment.

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable annuity payments of 0%, 3.5% or 5%, if allowed by applicable law or regulation, before we start making payments to you. Once an assumed investment return is chosen, it cannot be changed. If no choice is made, an effective annual interest rate of 3.5 % will be used as the assumed investment return. (In New York and Oregon, the 5% assumed investment return is not available.)

The assumed investment return is a critical assumption for calculating variable annuity payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

•	If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payments will not change.

•	If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

42	PROSPECTUS	ANNUITY PERIOD

•	If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

OPTION V-1 – Life Annuity without Guaranteed Period

We make payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. Payments stop when the annuitant dies. Therefore, if the annuitant dies before the date of the second payment, then it is possible that we may make only one payment under this option.

OPTION V-2 – Life Annuity with Guaranteed Period

We make payments during the annuitant’s lifetime, but if the annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the beneficiary. Payments are guaranteed for any period of between 1 and 30 full years. The length of any guaranteed period must be elected before the annuity commencement date, and cannot exceed the life expectancy of the annuitant. Upon the annuitant’s death, we will pay the balance of the annuity payments for the remainder of the guaranteed period, or the owner or joint owner (if living) or the beneficiary (if any owner is not living) can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If this payee dies while receiving the payments, the present value of the remaining number of variable annuity payments will be paid in one lump sum to the payee’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant; if either one dies, payments will continue during the survivor’s lifetime. There are two versions available. After the death of the annuitant or joint annuitant, payments will continue during the survivor’s lifetime based on a percentage (chosen by you) of the number of annuity units in the variable payout option while both annuitants were living. Under one version of this annuity payout option, it is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment. Under a second version, payments are guaranteed for any number of full years between 1 and 30; the length of any guaranteed period must be elected before the annuity commencement date, and cannot exceed the life expectancy of either annuitant.

OPTION V-4 – Variable Annuity Payments to Age 100

We make payments that are guaranteed for a whole number of years.

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The number of years will equal 100 minus the annuitant’s age on the birthday nearest the annuity commencement date when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the payee for the remainder of that period. Unless the owner indicates otherwise in a signed written notice received at our Customer Service Office and in good order, the payee can: (i) elect to be paid the present value of the remaining annuity payments in a lump sum; or apply the present value of any remaining unpaid annuity payments to the Life Annuity without Guaranteed Period annuity payout option and receive variable annuity payments under that annuity payout option.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments (unless the owner indicates otherwise in a signed written notice received in good order at our Customer Service Office). If a withdrawal is requested, then we will liquidate annuity units in the amount necessary to meet the amount of the request. As a result, there will be fewer remaining annuity units, which (in turn) will lower the amount of money you receive in future income payments, and the value of your remaining future payments will decrease. The following conditions apply to withdrawals.

•	The payee may not withdraw less than $500.

•

One withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After making a withdrawal, the present value of the remaining payments must be at least $2,000, and each remaining monthly payment must be at least $20.

•	A full withdrawal would terminate the Basic Contract.

If a withdrawal request does not meet the third condition above, we will promptly attempt to contact the owner for additional instructions. If we do not receive (in good order at our Customer Service Office) revised instructions that comply with the third condition within five business days of the original request, then we will pay you the present value of the remaining payments and cancel your contract. This withdrawal is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

A withdrawal of all or a portion of the present value of the remaining payments may have tax consequences and may be subject to a contingent deferred sales charge and annuity taxes, if the amount withdrawn includes Chargeable Premiums. To determine whether Chargeable Premiums are included in a withdrawal, we first determine whether the Accumulation Value (less any applicable annuity taxes) that was applied to the Payments for a Period Certain payout option on the Annuity Commencement Date included any Chargeable Premiums. If so, the withdrawal of those Chargeable Premiums after annuity payments have

44	PROSPECTUS	ANNUITY PERIOD

begun may be reduced by a contingent deferred sales charge. The contingent deferred sales charge for each Chargeable Premium withdrawn will be:

(a) ×	(	b	)	× (d)
c

where:

(a)	is the contingent deferred sales charge that would have applied to that Chargeable Premium if the Chargeable Premium was withdrawn immediately before the Annuity Commencement Date less the amount of any portion of such charge which was reclaimed as a result of applying this formula to a prior withdrawal;

(b)	is the number of whole months from the date of the withdrawal until the date that the contingent deferred sales charge would have expired for that Chargeable Premium;

(c)	is the number of whole months from the Annuity Commencement Date until the date that the contingent deferred sales charge would have expired for that Chargeable Premium; and

(d)	is the present value of remaining payments withdrawn divided by the total present value of the remaining payments.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Please note:

•

The cumulative dollar amount of contingent deferred sales charges assessed against withdrawals following the Annuity Commencement Date will never exceed the contingent deferred sales charge that would have been assessed had the contract been surrendered immediately before the Annuity Commencement Date.

•	The Free Withdrawal Amount under the Basic Contract is not available for amounts withdrawn following the Annuity Commencement Date.

•	Option V-4 may have special tax consequences, including –

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

The Internal Revenue Service (IRS) has concluded that a withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts

ANNUITY PERIOD	PROSPECTUS	45

Fixed-rate annuity

payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-4 Fixed Annuity Payments To Age 100

•	OPTION F-5 Payments for a Period Certain

•	OPTION F-6 10-Year Guaranteed Period

received as withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a withdrawal under Option V-4. Other rules may apply to withdrawals from qualified contracts that elect Option V-4.

Contact your tax adviser for more information about the possible tax consequences of electing this annuity payout option.

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter “F.” For fixed annuity payment options, each $1,000 of accumulation value is multiplied by the greater of: (i) the current fixed annuity rate in effect on the annuity commencement date applicable to the payout option elected; or (ii) the guaranteed fixed annuity rate for the payout option elected.

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. Payments stop when the annuitant dies. Therefore, if the annuitant dies before the date of the second payment, then it is possible that we may make only one payment under this option.

OPTION F-2 – Life Annuity with Guaranteed Period

We make fixed payments during the annuitant’s lifetime, but if the annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the beneficiary. Payments are guaranteed for any period of between 1 and 30 full years. The length of any guaranteed period must be elected before the annuity commencement date, and cannot exceed the life expectancy of the annuitant. Upon the annuitant’s death, we will pay the balance of the annuity payments for the remainder of the guaranteed period, or the owner or joint owner (if living) or the beneficiary (if any owner is not living) can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If this payee dies while receiving the payments, the present value of the remaining number of variable annuity payments will be paid in one lump sum to the payee’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant; if either one dies, payments will continue during the survivor’s lifetime. There are two versions available. After the death of the annuitant or joint annuitant, payments will continue during the survivor’s lifetime based on a percentage (chosen by you) of the payment in effect while both annuitants were living. Under one version of this annuity payout option, it is possible that only one annuity payment will be made if both the

46	PROSPECTUS	ANNUITY PERIOD

annuitant and joint annuitant die before the date of the second payment. Under a second version, payments are guaranteed for any number of full years between 1 and 30; the length of any guaranteed period must be elected before the annuity commencement date, and cannot exceed the life expectancy of either annuitant.

OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments that are guaranteed for a whole number of years. The number of years will equal 100 minus the annuitant’s age on the birthday nearest the annuity commencement date when annuity payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 1.5%.

If the annuitant dies before age 100, we will pay the balance of the payments to the payee for the remainder of that period. Unless the owner indicates otherwise in a signed written notice received at our Customer Service Office and in good order, the payee can: (i) elect to be paid the present value of the remaining annuity payments in a lump sum; or (ii) apply the present value of any remaining unpaid annuity payments to the Life Annuity without Guaranteed Period annuity payout option and receive fixed annuity payments under that annuity payout option.

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax adviser for more information about the possible tax consequences of electing this annuity payout option.

OPTION F-5 – Payments for a Period Certain

We make fixed monthly payments for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us, which we guarantee will not be less than 1.5%. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year.

If the annuitant dies during the payment period, we will pay the balance of the payments to the payee for the remainder of that period. Unless the owner indicates otherwise in a signed written notice received in good

ANNUITY PERIOD	PROSPECTUS	47

order at our Customer Service Office, the payee may elect to be paid the present value of the remaining annuity payments in a lump sum. The interest rate used to compute the present value of any remaining payments will be the same rate that was used to determine the first monthly annuity payment. If the payee dies while receiving such payments, we will pay the present value of the remaining payments to the payee’s estate.

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-5 may not satisfy the periodic payment exception to 10% penalty tax for distributions made before age 59 1/2.

Contact your tax adviser for more information about the tax consequences of electing this annuity payout option.

Withdrawals under Options F-4 and F-5

Unless the owner indicates otherwise in a signed written notice received in good order at our Customer Service Office, under Options F-4 and F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in any future payments. A surrender would terminate the basic contract. The following conditions apply to withdrawals.

•	The payee may not withdraw less than $500.

•

One withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After making a withdrawal, the present value of the remaining payments must be at least $2,000, and the each remaining monthly payment must be at least $20.

If a withdrawal request does not meet the third condition above, we will promptly attempt to contact the owner for additional instructions. If we do not receive (in good order at our Customer Service Office) revised instructions that comply with the third condition within five business days of the original request, then we will pay you (or the beneficiary in the event that you are no longer living) the present value of the remaining payments and cancel your contract. This withdrawal is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

A withdrawal of all or a portion of the present value of the remaining payments under Option F-4 or F-5 may have tax consequences and may be subject to a contingent deferred sales charge and annuity taxes, if the amount withdrawn includes Chargeable Premiums. To determine whether Chargeable Premiums are included in a withdrawal, we first

48	PROSPECTUS	ANNUITY PERIOD

determine whether the Accumulation Value (less any applicable annuity taxes) that was applied to the Payments for a Period Certain payout option on the Annuity Commencement Date included any Chargeable Premiums. If so, the withdrawal of those Chargeable Premiums after annuity payments have begun may be reduced by a contingent deferred sales charge. The contingent deferred sales charge for each Chargeable Premium withdrawn will be:

(a) ×	(	b	)	× (d)
c

where:

(a)	is the contingent deferred sales charge that would have applied to that Chargeable Premium if the Chargeable Premium was withdrawn immediately before the Annuity Commencement Date less the amount of any portion of such charge which was reclaimed as a result of applying this formula to a prior withdrawal;

(b)	is the number of whole months from the date of the withdrawal until the date that the contingent deferred sales charge would have expired for that Chargeable Premium;

(c)	is the number of whole months from the Annuity Commencement Date until the date that the contingent deferred sales charge would have expired for that Chargeable Premium; and

(d)	is the present value of remaining payments withdrawn divided by the total present value of the remaining payments.

The interest rate used to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

Please note:

•

The cumulative dollar amount of contingent deferred sales charges assessed against withdrawals following the Annuity Commencement Date will never exceed the contingent deferred sales charge that would have been assessed had the contract been surrendered immediately before the Annuity Commencement Date.

•	The Free Withdrawal Amount under the Basic Contract is not available for amounts withdrawn following the Annuity Commencement Date.

The Internal Revenue Service (IRS) has concluded that a withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you

ANNUITY PERIOD	PROSPECTUS	49

should consult a tax adviser regarding the tax consequences to you of a withdrawal under Option F-4 or F-5. Other rules may apply to withdrawals from qualified contracts that elect Option F-4 or F-5.

The interest rate used to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3% or 1.5%, depending on what rate is required in your state.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the annuitant dies during the ten year payment period, the remaining payments will be made to the beneficiary or the beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax adviser for more information.

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OTHER CONTRACT FEATURES

DEATH BENEFITS

Death of an Owner before the Annuity Commencement Date

We will pay a death benefit upon receipt, in good order at our Customer Service Office, of due proof of the death of any owner before the annuity commencement date. If the owner is a non-natural owner, the death of the annuitant will be treated as the death of an owner for purposes of determining whether a death benefit is payable.

The death benefit is payable first to:

•	any surviving owner or joint owner, if none, then

•	any surviving primary beneficiary, if none, then,

•	any surviving contingent beneficiary, if none then

•	to the owner’s estate.

Unless otherwise provided, to receive the death benefit, the party above must be living on the earlier of:

•	the date we receive due proof of death in good order at our Customer Service Office; or

•	the 15th day after the date of death.

Multiple Beneficiaries. If there is more than one beneficiary, then we will calculate the death benefit for each beneficiary’s portion of the death benefit proceeds when we receive at our Customer Service Office due proof of death in good order as well as that beneficiary’s settlement instructions. We then will pay out that beneficiary’s portion of the death benefit proceeds or apply the amount of such proceeds to an annuity payout option according to instructions from the beneficiary. In the case of multiple beneficiaries, the amount payable for a beneficiary will fluctuate based on the performance of the investment options in which accumulation value is allocated until we receive settlement instructions from that beneficiary. This means that each beneficiary can receive a different amount of death benefit amount even when all beneficiaries have been designated to share equally in the death benefit proceeds.

Calculation of Death Benefit. If we receive due proof of death in good order at our Customer Service Office before the end of a valuation date, we will calculate the death benefit based on the accumulation value determined at the end of that valuation date. If we receive due proof of death in good order at our Customer Service Office at or after the end of a valuation date (or on a day other than a valuation date), then we will calculate the death benefit based on the accumulation value determined at the end of the next valuation date. We will pay the death benefit to the appropriate beneficiary or beneficiaries (or surviving joint owner(s), if applicable) after we receive due proof of death in good order. We then will have no further obligation under the contract.

Amount of Death Benefit. The amount of the death benefit will be the greater of:

•	the accumulation value as of the end of the valuation date on which we receive due proof of death in good order, less any annuity taxes, or

Death benefits

We will pay a death benefit upon receipt of due proof of death of any owner. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit upon the death of the annuitant. In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the special requirements outlined below.

OTHER CONTRACT FEATURES	PROSPECTUS	51

•

the total amount of premiums paid, less any adjusted amount for each withdrawal and any contingent deferred sales charges thereon, and any annuity taxes. (The adjusted amount for each withdrawal is determined by: (i) dividing the amount of each withdrawal, including any applicable contingent deferred sales charge and any applicable annuity taxes, by the accumulation value immediately before that withdrawal; and (ii) multiplying that result by the death benefit immediately before the withdrawal.)

If the adjusted amount of the withdrawal is less than the dollar amount of that withdrawal, then the total amount of premiums paid will be reduced by the dollar amount of the withdrawal instead of the adjusted amount for that withdrawal.

In the event of a change in the owner or an annuitant on whom a death benefit would be payable, the death benefit will be reset to the accumulation value as of the end of the valuation date on which the change in owner or annuitant becomes effective, less any applicable annuity taxes. Thereafter, the amount of the death benefit payable will be:

•	increased by the total amount of premiums paid following the valuation date on which the change in owner or annuitant becomes effective, minus

•

an adjusted amount for each withdrawal made following the valuation date on which the change in owner or annuitant becomes effective, including any contingent deferred sales charges paid thereon and any applicable annuity taxes.

Distribution of Death Benefit Proceeds: We generally will pay the death benefit in a lump sum. A beneficiary (or surviving joint owner, if applicable) who is entitled to a death benefit may defer payment of this sum for up to five years from the date of death.

Instead of a lump sum payment, the beneficiary or surviving joint owner, as the case may be, may elect to have the death benefit distributed over his or her life, or to one of the annuity payout options that contain a life contingency where the applicable guaranteed period does not extend beyond life expectancy. However, this election must be made and distributions must commence within one year of the date of death. If the election to receive annuity payments is not made within this time period, then the lump sum option will be deemed to have been elected, and this contract will be fully distributed within 5 years of the date of death. We will consider that deemed election as our receipt of settlement instructions regarding payment of the death benefit proceeds. We must receive notification of the choice of alternative payout option at our Customer Service Office at least three business days before we pay out the death benefit proceeds and within one year of the date of death.

If a lump sum payment is deferred or an annuity payout option is elected and the death benefit proceeds exceed the accumulation value as of the end of the valuation date we received due proof of death in good order,

52	PROSPECTUS	OTHER CONTRACT FEATURES

then we will credit this difference to the variable investment options in accordance with the allocation instructions in effect at that time (or the model allocation if a guaranteed lifetime withdrawal benefit has been elected).

You may designate that a beneficiary is to receive the death benefit proceeds either through an annuity for life or over a period that does not exceed the life expectancy of that Beneficiary. Such designation must be made in writing in a form acceptable to us, and may only be revoked in your written notice received at our Customer Service Office in good order. Upon your death, the beneficiary cannot revoke or modify any designation you made on how the death benefit proceeds are to be paid.

Upon the death of any owner, ownership of the contract before the full distribution of the death benefit proceeds will pass as follows:

•	any surviving owner or joint owner, if none then

•	any surviving primary beneficiary, if none then

•	any surviving contingent beneficiary, if none then

•	the owner’s estate.

Upon the death of an annuitant if the owner is a non-natural owner, the non-natural owner will retain ownership of this contract before the full distribution of the death benefit proceeds.

A non-spousal beneficiary (or any surviving joint owner) that is entitled to a death benefit has the right to elect another beneficiary to receive the death benefit proceeds in the event of his or her death before the full distribution of the proceeds.

Death of an Owner on or after the Annuity Commencement Date

If any owner dies on or after the annuity commencement date, and before the entire interest in the contract has been distributed, then any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the following rules:

•

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death. These distribution requirements will be satisfied if any portion of the deceased contract owner’s interest: is payable to, or for the benefit of, any new contract owner, and will be distributed over the new contract owner’s life, or over a period not extending beyond the life expectancy of any new contract owner.

OTHER CONTRACT FEATURES	PROSPECTUS	53

•

If your spouse is the only primary beneficiary (or the sole surviving joint owner) when you die, then your surviving spouse may be able to elect (or may be deemed to have elected) to continue the contract. For more information, see Spousal Continuation below.

•	If a beneficiary is not a natural person, the beneficiary must elect that the entire death benefit be distributed with five years of your death.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation only if: an owner dies before the annuity commencement date; the deceased owner’s spouse, under federal law, is the sole joint owner or the sole surviving primary beneficiary (or, in the case of joint owners, the surviving spouses are the only concurrent beneficiaries, or the surviving spouse is the designated beneficiary) on the date of such owner’s death. The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this contract will not be available to such partners or same-sex marriage spouses. Consult a tax advisor for more information on this subject.

We must receive notice of election of spousal continuation by the 90th day after we receive due proof of death (of the owner) in good order at our Customer Service Office. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day, spousal continuation will be deemed to have been elected on that day. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

If the contract is continued under spousal continuation and the death benefit proceeds that would have been paid upon an owner’s death exceed the accumulation value on the date used to calculate the death benefit, then we will credit an amount equal to the difference between the death benefit proceeds and the accumulation value to the investment options under the contract in accordance with your allocation instructions at that time (or the model allocation if a guaranteed lifetime withdrawal benefit has been elected). If applicable, the surviving spouse will become the new owner and will replace the deceased owner as annuitant or contingent annuitant. The death benefit payable under the continued contract is the accumulation value as of the end of the valuation date we received, in good order at our Customer Service Office, due proof of death of the surviving spouse.

If the annuitant is changed under spousal continuation, then the annuity commencement date will be the new annuitant’s 95th birthday, unless an earlier date is otherwise elected by the owner. If the contract is surrendered or a withdrawal is made after spousal continuation, then all net premium payments made before spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to contingent deferred sales charges will apply to the withdrawal or surrender of any Chargeable Premium payments made after spousal continuation.

54	PROSPECTUS	OTHER CONTRACT FEATURES

ENHANCED DEATH BENEFIT RIDERS

When you buy your contract, you can choose to buy an enhanced death benefit rider, provided that the owner(s) is/are under age 76 on your contract issue date. If a death benefit is payable and an enhanced death benefit rider is in force, the beneficiary will receive the greater of either the death benefit described above or the enhanced death benefit. You should consult your tax adviser before selecting an enhanced death benefit rider. These riders may not be available in your state.

Highest Anniversary Value Death Benefit Rider

Under this rider, a death benefit is payable upon the death of any owner (or, in the event of a non-natural owner, the annuitant), and a surviving spouse that continues the basic contract in accordance with the spousal continuation provision, who is under age 76. This rider provides for an enhanced death benefit equal to the greater of:

•	the death benefit under the contract without any optional riders (i.e., the Basic Contract); or

•	the highest anniversary value enhanced death benefit, less any annuity taxes as of the end of the valuation date on which we receive due proof of death in good order.

We must receive proof of death in good order at our Customer Service Office before the annuity commencement date for a benefit to be earned.

On the contract issue date, the highest anniversary value death benefit (“HAVDB”) is the initial premium payment. The HAVDB will increase by the amount of any additional premium payments. On each annual contract anniversary up to and including the one immediately following the older owner’s 80th birthday (or the annuitant’s 80th birthday if there is a non-natural owner), the HAVDB will equal the greater of the current HAVDB or the accumulation value of the basic contract on that contract anniversary date. The HAVDB will decrease by an adjusted withdrawal amount whenever a withdrawal is made under the basic contract. The adjusted withdrawal amount is determined by dividing the amount of each withdrawal (including any applicable contingent deferred sales charges and annuity taxes) by the accumulation value immediately before that withdrawal, and then multiplying that result by the HAVDB immediately before the withdrawal. If the adjusted withdrawal amount is less than the dollar amount of the withdrawal, then the HAVDB will be reduced by the dollar amount of the withdrawal instead of the adjusted withdrawal amount. The HAVDB will be distributed in the same manner as the death benefit under the basic contract. We deduct a daily charge for this rider based on an annual rate of 0.40% of the net assets of your variable investment options.

If there is a change of owner (or, if the owner is a non-natural person, a change in annuitant) under the terms of the Basic Contract, other than as a result of the exercise of a spousal continuation, then the HAVDB will be set to equal the accumulation value on the Valuation Date that the change in owner is effective. Any premium payments made and withdrawals taken after the effective date of this change will change the HAVDB in the manner described above.

OTHER CONTRACT FEATURES	PROSPECTUS	55

If a surviving spouse elects to continue the Basic Contract under spousal continuation, and the HAVDB that would have been paid under the Basic Contract upon the owner’s death exceeds the accumulation value at that time of the owner’s death, then we will credit this difference to investment options in accordance with the current allocation instructions under the Basic Contract. If the HAVDB that would have been paid is less than the accumulation value at the time of the owner’s death, then we will increase the HAVDB to equal the accumulation value. Thereafter, we will calculate the HAVDB as described above.

This rider can only be elected at contract issue, and all owners under the contract must be under age 76. If the owner is a non-natural person, then the annuitant must be younger than age 76. To be eligible to continue the rider, a continuing spouse must be eligible to continue the basic contract under the spousal continuation provisions of the basic contract (see Spousal Continuation above), and the continuing spouse must be younger than age 76 on the effective date of the spousal continuation.

This rider terminates on the earliest of the following:

•

the date that a death benefit is paid under this rider or under the Basic Contract upon proof of death in good order of the first owner, if the Basic Contract and this rider are not continued by an eligible spouse;

•

the date that a death benefit is paid under this rider or under the Basic Contract upon proof of death in good order of the surviving spouse who has continued the Basic Contract and this rider after the death of the first owner;

•	the date that the Basic Contract terminates;

•	the annuity commencement date; or

•	upon a change in ownership and the new owner is age 76 or older.

You may not reinstate this rider once it terminates.

The highest anniversary value death benefit rider is available only in states where it has been approved and where we are continuing to offer it. Please ask your sales agent or call our Customer Service Office for information about the availability of this enhanced death benefit rider in your state. Please note: You can elect the highest anniversary death benefit rider in conjunction with the earnings benefit rider available under the contract (except when this contract is available in New Jersey, where you must elect one or the other), but you cannot select this rider in combination with the guaranteed lifetime withdrawal benefit rider (see Guaranteed Lifetime Withdrawal Benefit below).

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider if you are under age 76. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options. You may not allocate any premium payments or transfer any accumulation value to the fixed-rate option if you have selected this rider.

56	PROSPECTUS	OTHER CONTRACT FEATURES

When this rider is in force and before the annuity commencement date, any death benefit payable under the contract can be increased by an earnings benefit amount equal to a percentage (the “earnings benefit percentage”) of the excess, if any, of (i) the accumulation value of the Basic Contract on the date we receive, in good order at our Customer Service Office, due proof of death of the first owner to die, over (ii) adjusted premiums. (For purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a withdrawal, we will reduce the total amount of net premiums in the lesser of the same proportion that the accumulation value of the Basic Contract is reduced on the date of the withdrawal or the dollar amount of the withdrawal. The proportion is determined by dividing (i) the dollar amount withdrawn plus any applicable contingent deferred sales charges and annuity taxes by (ii) the accumulation value immediately before the withdrawal.

Currently, if the older owner is 69 or younger when we issue the contract, then the earnings benefit will be 40% of earnings (i.e., the accumulation value minus the adjusted premiums) at the time of that owner’s death; and if the older owner is between the ages of 70 and 75 when we issue the contract, then the earnings benefit will be 25% of earnings upon that owner’s death. Please note: The amount of the earnings benefit will never exceed the earnings benefit percentage set forth in your contract multiplied by the adjusted premiums.

Spousal Continuation.

Your spouse may continue a contract with the earnings benefit rider upon your death only if:

•	your spouse is the joint owner or sole primary beneficiary of the contract;

•	your surviving spouse chooses to continue the contract and become the annuitant and owner; and

•	your surviving spouse has not reached age 76 at the time the contract is continued.

Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs. Consult a tax adviser.

If your spouse elects to continue this rider upon your death, then the accumulation value of the contract will equal to: (i) the death benefit then payable under the Basic Contract and under any applicable riders, other than the earnings benefit rider, that offer enhanced death benefits, plus (ii) any benefit payable under the earnings benefit rider on the date of death of the first owner to die. The amount of any earnings benefit will be credited in accordance with the current allocation instructions under the contract. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the Earnings Benefit Rider and/or the Highest Anniversary Death Benefit Rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

OTHER CONTRACT FEATURES	PROSPECTUS	57

If your surviving spouse elects to continue the contract and this rider is in effect, then any death benefit of the basic contract payable upon the death of the surviving spouse before the annuity commencement date will be increased by the earnings benefit on the surviving spouse’s date of death. To determine the amount of any earnings benefit on the date of your spouse’s death, we begin by calculating:

(A)	The amount of adjusted premiums as of your surviving spouse’s death – This amount is the accumulation value at the time your spouse continued the contract, adjusted by (i) adding any net premiums contributed to the contract after your death (i.e., after spousal continuation) and (ii) proportional reductions for withdrawals (as explained below) taken from the contract after your death.

and

(B)	The accumulation value as of the death of your surviving spouse, minus (A), the amount described immediately above.

Currently, if your spouse is age 69 or younger upon your death, the beneficiaries will receive 40% of the result of (B) above; and if your spouse is between ages 70 and 75 upon your death, the beneficiaries will receive 25% of the result of (B).

In summary, if your surviving spouse dies before the annuity commencement date, we will calculate whether a second earnings benefit is payable based on a percentage (the “spousal earnings benefit percentage”) of earnings from the time of your death until your spouse’s death (i.e., the amount described in (B) above). Please note: The earnings benefit payable upon the death of your surviving spouse may not exceed the spousal earnings benefit percentage set forth in your contract multiplied by the amount of adjusted premiums as of the death of your surviving spouse (as explained in (A) above).

Upon the death of your surviving spouse before the date annuity payments begin, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider.

We will terminate the earnings benefit rider on the earliest of the following dates:

•	the date the Basic Contract terminates;

•	the annuity commencement date;

•	the date a death benefit is paid under this rider and the Basic Contract is not continued under spousal continuation;

•	the date a death benefit is paid under this rider and the Basic Contract is continued under spousal continuation and the spouse is older than 75 on the date that the Basic Contract is continued;

•	the date a death benefit is paid under this rider upon the death of a spouse who continued the Basic Contract under spousal continuation;

58	PROSPECTUS	OTHER CONTRACT FEATURES

•

the date an owner (or annuitant, if there is a non-natural owner) is changed after the effective date of the rider, unless the change is the result of a surviving spouse’s decision to continue the Basic Contract and this rider. GIAC may elect, in its sole discretion, not to enforce its right to terminate the rider in this instance.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

Important Information about the Earnings Benefit Rider:

•

You will receive the earnings benefit only if there is investment growth (or “earnings”) in your accumulation value at the time of the owner’s death; otherwise we will not pay any earnings benefit under the rider.

•

Withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the owner’s death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

•

Federal tax law may require you to take distributions before death under qualified contracts other than Roth IRAs, reducing or eliminating the benefit otherwise provided by the Earnings Benefit Rider. Consult a tax adviser before purchasing the Earnings Benefit Rider with a qualified contract.

•

If any change is made to the owner or annuitant after the purchase of the contract, unless such change is the result of a surviving spouse’s continuation of the contract and this rider, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

•	There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

•	The charge for this rider will continue to be deducted even during periods when the rider would pay no benefit because there are no earnings.

•

You can select this rider in combination with the Highest Anniversary Value Death Benefit Rider (except when this contract is available in New Jersey, where you must elect one or the other), but you cannot select this rider if you select the Guaranteed Lifetime Withdrawal Benefit Rider.

•	While this rider is in effect, you may not allocate premium payments or transfer any of your accumulation value to the fixed-rate option.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved.

OTHER CONTRACT FEATURES	PROSPECTUS	59

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER

When you buy your contract, you can choose to buy a GLWB rider, if your initial premium payment is $5,000 or more unless GIAC agrees otherwise. You can choose one of the following options of this rider:

Single Options

Guardian Target 300:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 300% cumulative guarantee and step-ups (not available in New York)
Guardian Target 200:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Single life with 7% annual minimum guarantee (available only in New York)
Guardian Target Now:	Single life with step-ups only

Spousal Options

Guardian Target 300:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 300% cumulative guarantee and step-ups (not available in New York)
Guardian Target 200:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Spousal with 7% annual minimum guarantee (available only in New York)
Guardian Target Now:	Spousal with step-ups only

At the time of issue, the primary covered person (described below) and if applicable, the secondary covered person (described below) both must be younger than 81 years old and both the covered persons must be 45 years old or older unless GIAC agrees otherwise. This rider provides a guaranteed withdrawal amount (as described below) regardless of the investment performance of the contract when your investment allocations are made in accordance with specified model allocation requirements, beginning on the date you make your first withdrawal and ending on the earlier to occur of the annuity commencement date or the termination of the rider. This rider is irrevocable and can only be terminated on the earliest of the following:

•	the contract termination date; or

•	the date an annuity payout option under the contract commences; or

•	the date the accumulation value of the contract, the guaranteed withdrawal balance and the guaranteed withdrawal amount, each described below, all equal zero; or

60	PROSPECTUS	OTHER CONTRACT FEATURES

•	the date we receive proof in good order that the last surviving primary covered person or secondary covered person has died.

It is important to understand several key terms that are fundamental to this rider:

The guaranteed withdrawal balance (GWB) is used for the sole purpose of calculating the guaranteed withdrawal amount. The GWB may not equal the accumulation value in your contract on any given date. The GWB cannot be withdrawn in a lump sum and it can never exceed $6,000,000. The primary covered person is the person whose life, in conjunction with the secondary covered person’s life in the spousal options in certain situations, is used to determine the duration of the guaranteed withdrawal amount payments. The primary covered person must be a natural person and must also be the annuitant. The primary covered person may not be changed after the contract is issued. If the contract owner is a natural person, then the primary covered person must be the contract owner. The secondary covered person is the primary covered person’s legally married spouse or a partner with the primary covered person in a civil union that is legally recognized in the state in which this rider is issued on the contract’s issue date. If the secondary covered person is no longer the primary covered person’s spouse or civil union partner for any reason other than the death of the primary covered person, or if the secondary covered person dies before the primary covered person dies, there will no longer be a secondary covered person under the rider and spousal continuation of this rider and all provisions of the rider related to the secondary covered person will not be applicable. The guaranteed withdrawal amount (GWA) is the amount that is guaranteed to be available for withdrawal each contract year while either the primary covered person is living or the secondary covered person is living after having continued the contract after the primary covered person’s death. The initial GWA is determined on the earlier of the date of the first withdrawal, the date the rider enters the settlement phase or the annuity commencement date. Please note that the lifetime withdrawal percentage (described below) will not change once the initial GWA is determined. The annual minimum guarantee basis is the amount that is multiplied by the 7% annual minimum guarantee percentage as part of the calculation of the annual minimum guarantee. The initial basis is equal to your initial premium payment plus any additional premium payments received during the first ninety days following the issue date of the contract. Thereafter, this basis is increased by the amount of any additional premium payments you make. The basis is also increased to equal the accumulation value of the contract on each step-up date (described below) whenever such accumulation value is greater than the current annual minimum guarantee basis. The basis is decreased by the amount of any withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution in accordance with the tax qualified distributions section (described below), the basis will be reduced to the lesser of the accumulation value of the contract immediately after the withdrawal or the then current basis reduced by

Partners in a civil union or spouses in a same sex marriage may not be considered married under federal law and therefore spousal continuation is not available to a surviving civil union partner or a spouse in a same sex marriage. Please consult your tax adviser before purchasing a GLWB rider if you are in a civil union or same sex marriage.

OTHER CONTRACT FEATURES	PROSPECTUS	61

the amount of the withdrawal. A withdrawal is an amount withdrawn from the accumulation value of the basic contract, pursuant to an owner request, including any applicable contingent deferred sales charges and annuity taxes. The settlement phase of this rider will be entered if the accumulation value under the contract reaches zero on a date prior to the determination of the initial GWA and the GWB is greater than zero or if the accumulation value under the contract reaches zero after the determination of the initial GWA and there is a GWA greater than zero. The last annuity commencement date is the last date to annuitize the contract that is permitted under state law. Please see the section below that describes the conditions and requirements that must be met for the covered person(s) to receive an annuity payment at least equal to the GWA.

This rider provides a benefit guaranteeing that on or after the initial withdrawal date, while there is a primary covered person or secondary covered person who is alive and the rider is in effect, you may take withdrawals in each contract year up to an amount equal to the GWA. If the rider enters the settlement phase prior to the annuity commencement date, the GWA payments continue beyond the annuity commencement date for as long as the primary covered person and/or the secondary covered person is alive. Any GWA payments made after the date of death of the last surviving covered person and while this rider is in the settlement phase must be promptly returned to GIAC at its Customer Service Office. However, if the last annuity commencement date permitted by applicable state law is reached while the rider is in effect and the settlement phase has not been reached, the primary covered person and/or the secondary covered person may receive annuity payments at least equal to the GWA, subject to the conditions and requirements described below. If you choose not to withdraw the total GWA available in any contract year, your remaining GWA cannot be carried forward to the next contract year. If you withdraw an amount greater than the GWA after the initial GWA is determined and that withdrawal amount is not a tax qualified distribution as described below, the GWA will be reset, possibly reducing the GWA to zero and eliminating the GWA benefit. Please note that withdrawals in excess of the GWA (that are not tax qualified distributions) will reduce the GWB on a greater than dollar-for-dollar basis, as described below.

If you have selected the Guardian Target 300 version of this rider, we will not accept premium payments that exceed $2 million, in the aggregate, in the first contract year. On or after the first contract anniversary, we will not accept additional premium payments in a given year, without our prior approval, if the total of all additional premium payments in that contract year exceeds $100,000. We reserve the right to refuse initial or additional premium payments at any time or for any reason.

62	PROSPECTUS	OTHER CONTRACT FEATURES

You will pay an annual fee for this rider on each contract anniversary date prior to the annuity commencement date and at other times described below. The rider fee is deducted pro rata from all investment options and depends on the rider option you choose, as follows:

Single Options

Guardian Target 300	1.35% of the adjusted GWB (not available in New York)
Guardian Target 200	1.10% of the adjusted GWB
Guardian Target Future	0.90% of the adjusted GWB (available only in New York)
Guardian Target Now	0.80% of the adjusted GWB

Spousal Options

Guardian Target 300	1.65% of the adjusted GWB (not available in New York)
Guardian Target 200	1.30% of the adjusted GWB
Guardian Target Future	1.15% of the adjusted GWB (available only in New York)
Guardian Target Now	0.90% of the adjusted GWB

The adjusted GWB is the greater of the GWB at the end of the day immediately preceding the day the rider fee is determined plus the result of any applicable annual minimum guarantee or cumulative guarantee on any applicable contract anniversary on which the rider fee is deducted or the total premium payments paid under the contract through the end of the day immediately preceding the day the rider fee is determined.

A rider fee will also be deducted on the date this rider terminates. If that date is a date other than a contract anniversary, then a proportional share of the rider fee will be deducted from the amount otherwise payable. We will also deduct a rider fee prior to the payment of death benefit proceeds and annuitization of the contract. For purposes of determining this rider fee, a total withdrawal of the contract’s accumulation value will be deemed to have been taken on the date the death benefit is determined and on the annuity commencement date. We reserve the right to increase the rider fee percentage to a maximum of 2.50% annually for the single options of Guardian Target 300, Guardian Target 200 and Guardian Target Future and 1.00% annually for the single option of Guardian Target Now on the effective date of each step-up prior to the initial GWA being determined. After the initial GWA is determined, GIAC may increase the rider fee percentage on the effective date of each step-up that also results in an increase of the GWA. We also reserve the right to increase the rider fee percentage to a maximum of 3.50% annually for the spousal options of Guardian Target 300 and Guardian Target 200 and Guardian Target Future and 2.00% annually for the spousal version of Guardian Target Now on the effective date of each step-up prior to the GWA being determined. After the initial GWA is determined, GIAC may increase the rider fee percentage on the

OTHER CONTRACT FEATURES	PROSPECTUS	63

effective date of each step-up that results in an increase of the GWA. Please note that this rider fee will not be reduced after the death of the primary covered person or the secondary covered person or in the event the primary and secondary covered persons are divorced or their civil union is legally dissolved; thus, if death, divorce or legal dissolution occurs during the time this rider is in effect, you would continue to pay the current charge for the spousal options although only one person would receive benefits under this rider.

The following section describes how your GWB is calculated:

The initial GWB will be equal to the initial premium payment. Each time we receive an additional premium payment, the GWB increases by the amount of that additional premium payment; however, the GWB will never exceed $6,000,000.

If a withdrawal is taken on or after the initial withdrawal date, the GWB will be reduced by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or if the withdrawal causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made in accordance with the tax qualified distributions section described below, the GWB will be reduced to the lesser of:

•	the accumulation value of the contract immediately after the withdrawal; or

•	the GWB reduced by the amount of the withdrawal.

The following example illustrates the effects of a withdrawal that is greater than the GWA which is taken after the initial withdrawal date.

Assumptions:

•	The first withdrawal occurred when the younger covered person is age 70.

•	Contract accumulation value immediately prior to the withdrawal in excess of the GWA is $75,000.

•	The GWB immediately prior to the withdrawal is $125,000.

•	The GWA immediately prior to the withdrawal is $6,250.

•	An $8,000 withdrawal is taken. This withdrawal exceeds the GWA.

	Prior to withdrawal that exceeds GWA	Immediately after withdrawal that exceeds the GWA
Contract value	$75,000	$75,000–$8,000 equals $67,000
GWB	$125,000

•   The new GWB equals the lesser of the contract value immediately after the withdrawal or the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

•   Thus, the new GWB equals the lesser of $75,000–$8,000 ($67,000) or $125,000–$8,000 ($117,000).

•   The new GWB equals $67,000.

GWA	$6,250	• The new GWA is the GWB immediately after the withdrawal times 5%.* • The new GWA is equal to $67,000 x 5% ($3,350). • The new GWA equals $3,350.

*	This 5% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see page 67 below.

On each annual contract anniversary prior to the older covered person’s 90th birthday, a step-up will occur if the contract accumulation value is greater than the GWB on that date, after giving effect to any increase in the GWB on that date as a result of the application of any applicable annual minimum guarantee or cumulative guarantee (as described below). When the dollar amount of a rider fee increases for any reason, the contractowner will not receive advance notice of this increase in the rider fee due to step-up and does not have

64	PROSPECTUS	OTHER CONTRACT FEATURES

the option of declining future step-ups due to an increase in the rider fee. However, if an increase in the rider fee percentage will apply to future step-ups that result in an increase of the GWA, the contractowner will receive advance written notice of such an increase. Within 30 days of that notice, the contractowner has the right to decline future automatic step-ups by providing proper written notification to GIAC at its Customer Service Office. If the contractowner declines future automatic step-ups, the increase in the rider fee percentage will not apply and the GWB will not automatically step-up on subsequent step-up dates. Once automatic step-ups are discontinued they cannot be reinstated.

On each contract anniversary, the GWB will equal the greater of (i) the GWB at the end of the day immediately preceding that contract anniversary less the amount of any withdrawal taken on that contract anniversary, or (ii) the annual minimum guarantee amount, if:

•	you have chosen the Guardian Target 300, Guardian Target 200 or Guardian Target Future options of this rider (either single or spousal);

•	the contract anniversary is from the issue date of the contract up to the tenth contract anniversary;

•	no withdrawals were taken since the prior contract anniversary;

•	you have not taken more than one withdrawal since the issue date of the contract; and

•	the rider has not entered the settlement phase.

The annual minimum guarantee amount on any given contract anniversary is equal to the GWB on the prior contract anniversary plus premiums received after that anniversary and before the current anniversary, plus the result of the following:

–	the annual minimum guarantee basis (as defined above) on the prior contract anniversary, multiplied by
–	7%, which is the annual minimum guarantee percentage.

A cumulative guarantee may apply, if, on a contract anniversary:

•	you have chosen the Guardian Target 300 or the Guardian Target 200 options of this rider (either single or spousal);

•

the contract anniversary is an applicable contract anniversary for the cumulative guarantee (10th and 15th contract anniversaries for the Guardian Target 300 and 10th contract anniversary for the Guardian Target 200);

•	no withdrawals have been taken during the period from the issue date of the contract to the applicable contract anniversary; and

•	the rider has not entered the settlement phase.

If this guarantee is applicable, the GWB on that contract anniversary will not be less than the sum of:

•	the cumulative guarantee percentage (200% and 300% for the Guardian Target 300 and 200% for the Guardian Target 200) multiplied by the total of all premiums received at our customer

OTHER CONTRACT FEATURES	PROSPECTUS	65

service center during the first 90 days of the basic contract beginning with and including the issue date of the basic contract; plus

•	any premium payments received on or after the first 90 days of the basic contract.

A withdrawal will reduce the GWB by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution as described below, the GWB will be reduced to the lesser of:

•	the accumulation value of the contract immediately after the withdrawal; or

•	the GWB reduced by the amount of the withdrawal.

The following example illustrates how the annual minimum guarantee is applied and what the effect of taking a withdrawal is on the annual minimum guarantee, the GWB and the GWA.

Assumptions:

•	$100,000 initial premium payment.

•	The primary covered person is 60 and the secondary covered person is 62.

•	There are no step-ups.

•	A $4,280 withdrawal is taken a few days after the first contract anniversary.

Event	Annual Minimum Guarantee Basis	Annual Minimum Guarantee Amount	GWB	GWA
$100,000 initial premium	$100,000	N/A	The GWB is initially equal to $100,000.	N/A
First contract anniversary	$100,000	The annual minimum guarantee amount is equal to the initial premium plus 7% of the annual minimum guarantee basis. Thus, the annual minimum guarantee amount equals $100,000 + ($100,000 x 7%) or $107,000.	The GWB equals the greatest of $100,000 or $107,000. Thus, the new GWB is $107,000.	N/A
After the $4,280 withdrawal taken a few days after the first contract anniversary	The annual minimum guarantee basis equals $100,000 minus $4,280 or $95,720.	N/A	The GWB is $107,000 minus $4,280 which equals $102,720.	The GWA is equal to the GWB amount ($107,000) times 4%* or $4,280.
Second contract anniversary	$95,720	The annual minimum guarantee does not apply since a withdrawal occurred in the previous contract year.	The GWB remains at $102,720 since there is no applicable annual minimum guarantee amount.	The GWA remains $4,280 since there is no applicable annual minimum guarantee amount.
Third contract anniversary	$95,720	The annual minimum guarantee amount is $102,720 + ($95,720 x 7%) or $109,420.40.	The GWB is the greater of $102,720 or $109,420.40. The new GWB is $109,420.40.	The GWA equals the greater of $4,280 or $109,420.40 x 4%* ($4,376.82). Thus, the new GWA equals $4,376.82.

*	This 4% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see page 67 below.

66	PROSPECTUS	OTHER CONTRACT FEATURES

GIAC requires that certain withdrawals under this rider require you to return to us a properly executed withdrawal form, which we will provide to you upon your request. If you have a qualified contract, you may be required to take minimum required distributions. Please see the discussion of tax qualified distributions below for information on the effect of minimum required distributions on this rider’s benefits. Also, the value of this rider’s benefits to you may be limited if the contract is held in connection with a section 401(k) or other retirement program that does not allow withdrawals from the contract prior to termination of employment or other specified circumstances and the GLWB is purchased at a time when such withdrawals are not allowed. You should consult a tax adviser before purchasing the GLWB rider with a qualified contract.

The following section describes how your GWA is calculated:

Your initial GWA is determined on the earlier of the date of the first withdrawal, or the date the rider enters the settlement phase (described below), or the annuity commencement date. The initial GWA is equal to the lifetime withdrawal percentage multiplied by the then current GWB. The lifetime withdrawal percentage is determined based on the age of the younger covered person under this rider on the day the initial GWA is determined, as follows:

Age of younger covered person at time of first withdrawal or upon entering the settlement phase	Applicable lifetime withdrawal percentage
59 & under	3%
60 – 64	4%
65 – 79	5%
80+	6%

After the initial GWA is determined, each time an additional premium payment is received by us, the GWA will equal the greater of:

–	your GWA immediately prior to the payment; or
–	the GWB immediately after the premium payment multiplied by the applicable lifetime withdrawal percentage.

If your GWB is stepped up, the GWA will equal the greater of:

–	your GWA immediately prior to the step-up of the GWB; or
–	your GWB immediately after the step-up of your GWB multiplied by the applicable lifetime withdrawal percentage.

If your GWB is increased under the annual minimum guarantee, your GWA will equal the greater of:

–	your GWA immediately prior to that increase; or
–	your GWB immediately after the increase multiplied by the applicable lifetime withdrawal percentage.

After the initial GWA is determined, the GWA will not be recalculated as the result of a withdrawal, unless that withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the

OTHER CONTRACT FEATURES	PROSPECTUS	67

GWA and the withdrawal is not made as a tax qualified distribution. In such event, the GWA will be recalculated to equal the applicable lifetime withdrawal percentage multiplied by the GWB immediately after the withdrawal.

The following section describes tax qualified distributions:

Your GWA will not be reset and your GWB will not be reduced in excess of the amount of the withdrawal, if withdrawals in a contract year are made solely to meet “required minimum distribution” requirements for certain qualified contracts pursuant to specified provisions of the Internal Revenue Code. Please see the Statement of Additional Information, where these provisions are specified.

Your right to make withdrawals pursuant to the tax-qualified distribution program described above is subject to the following requirements and limitations:

(a)	GIAC has been authorized to calculate and make monthly distributions of the tax qualified distributions for the calendar year.

(b)	Each tax qualified distribution is in the amount that GIAC calculates, based on information that you provide to GIAC and GIAC’s understanding of the Code. GIAC reserves the right to make changes in its calculations as it determines necessary to comply with the Code and Treasury Regulations cited above as they may be amended from time to time; and

(c)	No withdrawals (other than tax qualified distributions) are made from the contract during the contract year.

Each tax qualified distribution will decrease your GWB by the amount withdrawn immediately following the tax qualified distribution. For purposes of this tax qualified distribution section, references to owner also include the beneficiary, as applicable. Once this rider enters its settlement phase, tax qualified distributions in excess of the GWA are no longer permitted.

The following section will explain the death benefit that may be payable under this rider:

This rider has no death benefit unless you have elected one. If elected, a death benefit is payable under this rider if, on the date receipt of proof of death of the last surviving covered person is received by us in good order: (i) both this rider and the contract are in force, (ii) the rider has not entered the settlement phase, and (iii) the death benefit provided by the rider exceeds the death benefit provided by the contract.

The initial death benefit provided by this rider is equal to the initial premium paid under the contract. Each time an additional premium payment is received by GIAC, the death benefit will increase by the amount of that additional premium payment.

If the accumulation value of the contract on any annual step-up date is greater than the then current death benefit, the death benefit will

68	PROSPECTUS	OTHER CONTRACT FEATURES

automatically increase to an amount equal to the accumulation value of the contract on that step-up date.

A withdrawal will reduce the death benefit by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution, the death benefit will be reduced to the lesser of:

•	the accumulation value of the contract immediately after the withdrawal; or

•	the then current death benefit reduced by the amount of the withdrawal.

If you elect this optional death benefit, your rider fee percentage will increase by 0.50% annually.

The following section will explain the settlement phase of the GLWB rider:

If the accumulation value under the contract reaches zero:

–	on a date prior to the determination of the initial GWA, the rider will enter the settlement phase if there is a GWB greater than zero;
–	on or after the determination of the initial GWA, the rider will enter the settlement phase if there is a GWA greater than zero.

However, the rider will not enter the settlement phase if the cause of the reduction in accumulation value to zero is a result of a withdrawal that:

–	exceeds the GWA or the amount permitted under the tax qualified distributions section, or
–	causes the total withdrawals in a given contract year to exceed the GWA or the amount permitted under the tax qualified distributions section.

In the settlement phase, GIAC will make payments equal to the GWA as determined on the date the rider entered the settlement phase. Payments will begin on the date the rider enters the settlement phase. The amount of that initial payment will be reduced by any withdrawals made during the contract year the rider entered the settlement phase.

The date payments begin is called the settlement anniversary date. Payments will continue on each settlement anniversary date for as long as a primary and/or secondary covered person is living.

Upon entering the settlement phase, the contract and rider will continue, but all other rights and benefits, including death benefits, will terminate and additional premium payments will not be accepted. The annual minimum guarantee, cumulative guarantee, death benefit and step-up provisions under this rider end, the GWB will no longer be calculated and the rider fee will not be deducted during the rider’s settlement phase.

The federal income tax treatment of payments made during the settlement phase has not been addressed by the Internal Revenue Service or the courts. We believe that payments during the settlement

OTHER CONTRACT FEATURES	PROSPECTUS	69

phase under non-qualified contracts should be treated as annuity payments, but it is possible that guidance may subsequently be issued treating them as withdrawals. This is significant for non-qualified contracts because withdrawals are generally taxed less favorably than annuity payments. Similarly, for qualified contracts we intend to apply the annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other contract provisions such as the GLWB rider itself.

The following section explains the conditions and requirements of the rider that must be met for the primary covered person and/or the secondary covered person to receive an annuity payment under the contract at least equal to the GWA:

While the rider is in effect, the annuity commencement date of the contract is a date not later than the last date permitted under applicable state law. If this last annuity commencement date has been reached while the rider is in effect but has not yet entered the settlement phase, and

–	there is a primary covered person but no secondary covered person under the rider on such annuity commencement date, or
–	the primary covered person died while the rider was in effect and there was a secondary covered person at the time of primary covered person’s death who elected to continue the contract after the primary covered person’s death, and the secondary covered person is living on such date, and a fixed life annuity without guaranteed period payout option has been elected, we will make annual payments under the fixed life annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed life annuity without guaranteed period payout option under the contract, or
–	the GWA as of the annuity commencement date.

If the last annuity commencement date permitted under applicable state law has been reached while the rider is in effect but has not yet entered the settlement phase, and there is a primary covered person and a secondary covered person under this rider on such annuity commencement date, and a fixed joint and 100 percent survivor annuity without guaranteed period payout option has been elected, and the primary covered person and the secondary covered person are named the annuitant and the joint annuitant of that annuity, we will make annual payments under the fixed joint and 100 percent survivor annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed joint and 100 percent survivor annuity without guaranteed period payout option under the contract, or
–	the GWA as of the annuity commencement date.

70	PROSPECTUS	OTHER CONTRACT FEATURES

During the entire time this rider is in effect, you must invest all of your premium payments and the contract accumulation value in one of the following three allocation models:

	Aggressive 80/20	Moderate 60/40	Conservative 40/60
Equity
RS Large Cap Alpha VIP Series	10%	8%	6%
Fidelity VIP Contrafund Portfolio	10%	7%	5%
BlackRock Large Cap Core V.I. Fund	10%	7%	5%
Pioneer Cullen Value VCT Portfolio	7%	5%	4%
Oppenheimer Capital Appreciation Fund/VA	7%	5%	4%
Pioneer Mid Cap Value VCT Portfolio	6%	5%	4%
Fidelity VIP Mid Cap Portfolio	6%	4%	3%
Oppenheimer Main Street Small Cap Fund/VA	5%	4%	2%
Columbia Small Cap Value Fund, Variable Series	2%	2%	2%
Franklin Small Cap Value Securities Fund	2%	2%	0%
Seligman Communications & Information Portfolio	2%	2%	0%
MFS Utilities Series	2%	2%	0%

International/Global
Wells Fargo Advantage VT International Equity Fund	8%	5%	5%
AllianceBernstein VPS International Value Portfolio	3%	2%	0%

Fixed Income
Oppenheimer Global Strategic Income Fund/VA	5%	10%	15%
PIMCO Total Return Portfolio	4%	8%	13%
RS Investment Quality Bond VIP Series	5%	9%	13%
Franklin U.S. Government Fund	3%	7%	10%
RS Low Duration Bond VIP Series	3%	6%	9%

We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new model allocation, subject to any transfer restrictions under the contract, if 100% of the contract accumulation value is moved to a new model. Transfers may only be made once per calendar quarter and must be at least 30 days after any prior transfer. Your contract accumulation value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis, on February 1, May 1, August 1 and November 1.

There is no assurance that investing in any allocation model will increase your contract accumulation value or that your investment results will not experience market volatility. The investment performance of your contract will depend on the performance of the

OTHER CONTRACT FEATURES	PROSPECTUS	71

investment options that comprise each allocation model. Your investment in each of the investment options will fluctuate and may be worth more or less than your original investment.

While this rider is in effect, GIAC reserves the right to:

•	Restrict the contract owner’s ability to allocate all or a portion of a premium payment to an allocation option and/or limit transfers between allocation options;

•	Specify minimum and maximum percentages of accumulation value that the contract owner may have allocated to any allocation option and/or group of allocation options;

•

Require that all or a portion of premium payment(s) and/or accumulation value be allocated in accordance with an allocation model chosen by the contract owner from among one or more specified allocation models (consisting of allocation options in pre-set allocation percentages);

•

Require that certain allocation options be chosen for the allocation of premium payment(s) and/or transfer of accumulation value only if the contract owner also allocates (or has allocated) premium payments and/or accumulation value in certain other specified allocation options;

•

Add, close, eliminate or substitute the allocation options that comprise each allocation model only if an underlying fund that comprises part of an allocation model becomes unavailable under this contract (e.g., closure of the fund to new investments, liquidation or merger of the fund);

•	Add allocation models as eligible investment options under the rider that will be available to contract owners if they choose to utilize them;

•	Restrict transfers between allocation models; and

•	Require periodic rebalancing of accumulation value in accordance with the allocation model allocation percentages.

Premium payments and transfer requests must comply with any restrictions imposed by GIAC in accordance with the preceding paragraph. GIAC will reject any request that does not comply with such restrictions. Please see Transfers and Frequent transfers among the variable investment options for more information about transfers under your contract.

If you elect to purchase the GLWB rider, you may wish to take advantage of the optional GLWB dollar cost averaging program. You must elect this program when you buy your contract. This program lasts for a three month period beginning on the issue date of the contract. All premium payments received while this GLWB dollar cost averaging program is in effect will be initially allocated into the GLWB DCA Account. In the GLWB DCA Account, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 1%. The value of your net premiums invested in the GLWB DCA Account does not vary

72	PROSPECTUS	OTHER CONTRACT FEATURES

with the investment experience of any variable investment option. The money that you put into the GLWB DCA account becomes part of GIAC’s general assets. At times, we may choose to pay interest at a rate higher than the minimum annual rate, but we are not obliged to do so. Higher rates on the GLWB DCA Account are determined at our discretion, and we can change them prospectively without notice. .

Additional premium payments received after the issue date of your contract will not extend the term of the program. The first transfer occurs on the first monthly contract anniversary. At that time, one-third of the contract accumulation value in the GLWB DCA Account will be transferred to the GLWB allocation model that is in effect at the time of the transfer. On the second monthly contract anniversary, one-half of the accumulation value in the GLWB DCA Account will be transferred to the allocation model that is in effect at the time of the transfer. On the third monthly contract anniversary, the remaining accumulation value in the GLWB DCA Account will be transferred to the GLWB allocation model that is in effect at the time of the transfer. If one or more of the monthly contract anniversary dates is not a Valuation Date, the transfer will occur on the next Valuation Date. If you terminate the GLWB dollar cost averaging program during the time it is in effect, the remaining accumulation value in the GLWB DCA Account will be transferred to the GLWB allocation model that is in effect at the time of the transfer. Premium payments received after this program ends will be invested into the GLWB allocation model in effect when the premium payment is received.

Dollar cost averaging may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses. There is no fee for this dollar cost averaging program. This GLWB dollar cost averaging program may not be available in your state. Transfers under this program do not count against any free transfers permitted under your contract. We have the right to modify or discontinue this GLWB dollar cost averaging program at any time for contractowners who are not currently participating in the program. If you are already participating in the GLWB dollar cost averaging program at the time we modify or discontinue it for future contractowners, you will not be affected by this modification or discontinuance.

We reserve the right to agree or refuse to issue the GLWB rider at our sole discretion. The rider may not be available in your state. The rider is available in your state only if it has been approved by your state insurance department and we have taken steps to offer it in your state. If you select the Highest Anniversary Value Death Benefit and/or the Earnings Benefit riders, you cannot select the GLWB rider. The rider shall be construed and administered so as to be in compliance with the Internal Revenue Code and the appropriate regulations, including but not limited to, Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable.

OTHER CONTRACT FEATURES	PROSPECTUS	73

FINANCIAL INFORMATION

The value

of your account

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in a variable investment option by the value of units in that variable investment option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine your accumulation value in the variable investment options, we multiply the number of accumulation units in each variable investment option by the current unit value for that option. The current unit value for each variable investment option is determined by multiplying the unit value for the applicable variable investment option for the prior valuation period by the net investment factor for the current valuation period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

•	At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

•

Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit, living benefit and/or earnings benefit rider(s) where applicable) and subtract them from the above total.

74	PROSPECTUS	FINANCIAL INFORMATION

CONTRACT COSTS AND EXPENSES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the contracts. The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risks, you will pay a daily charge based on an annual rate of 1.10% of your accumulation value in the variable investment options. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose, including paying distribution expenses for the contracts.

Administrative expense

You will also pay a daily charge based on an annual rate of 0.20% of your accumulation value in the variable investment options to compensate us for processing and administrative expenses incurred in connection with the contract and the Separate Account.

Contract fee

We deduct a yearly fee of $35 (lower where required by state law) on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract’s accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges will apply:

•	expenses of the Funds

•	mortality and expense risk charge

•	administrative expense

•	contract fee;

and the following charges may apply:

•	highest anniversary value death benefit rider expense

•	earnings benefit rider expense

•	guaranteed lifetime withdrawal benefit rider expense

•	deferred sales charge

•	withdrawal charge

•	annuity premium taxes

•	transfer charge

See accompanying text for details.

FINANCIAL INFORMATION	PROSPECTUS	75

Contingent deferred sales

charges

Number of full years completed since premium payment was made	Contingent deferred sales charge (%)
0	8
1	8
2	7
3	6
4	5
5	4
6	3
7+	0

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a withdrawal from your account or surrender your contract, then you may pay a contingent deferred sales charge on any amount that was paid into your contract during the previous seven years. This charge compensates us for expenses related to the sale of contracts.

For withdrawals, you may instruct us to deduct any applicable contingent deferred sales charges from the amount requested. Otherwise, we will deduct the sales charge from the remaining value of your contract. We do not impose a contingent deferred sales charge on the amount deducted from the remaining value.

When we calculate the contingent deferred sales charge, all amounts deducted are deemed to be withdrawn on a first-in, first-out basis. (Contingent deferred sales charges are listed in the table to the right.)

Each contract year, you can make a withdrawal from the contract without paying a contingent deferred sales charge, however, of a Free Withdrawal Amount equal to 10% of Chargeable Premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year. The Free Withdrawal Amount is not cumulative – any Free Withdrawal Amount not taken during a given contract year cannot not be taken as free amounts in a subsequent contract year. The Free Withdrawal Amount is not applicable in the case of a surrender of the contract.

Also, all premium payments made before spousal continuation of the contract will not be subject to a contingent deferred sales charge. See Spousal continuation.

We do not impose contingent deferred sales charges on contracts bought by:

•	Guardian Life, its subsidiaries or any of their separate accounts

•	present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

•	present or retired directors or officers of any of the Funds

•	present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Guardian Investor Services LLC

•	immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

–	spouses
–	children and grandchildren
–	parents and grandparents
–	brothers and sisters

76	PROSPECTUS	FINANCIAL INFORMATION

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

•

clients of broker-dealers, financial institutions and registered investment advisors that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

Highest anniversary value death benefit rider expense

If you choose the highest anniversary value death benefit rider and it is in effect, then you will pay a daily charge based on an annual rate 0.40% of your accumulation value in the variable investment options.

Earnings benefit rider expense

If you choose the earnings benefit rider and it is in effect, then you will pay a daily charge based on an annual rate of 0.25% of your accumulation value in the variable investment options. This fee is charged even during periods when this rider would not pay any benefits because there are no earnings.

Guaranteed lifetime withdrawal benefit rider expense

If you choose the guaranteed lifetime withdrawal benefit rider and it is in effect, then we will assess an annual charge on each contract anniversary of a percentage of the adjusted guaranteed withdrawal balance at the time the charge is deducted. We will not deduct this charge after the payment of any death benefit or after we have begun to make annuity payments under the contract. The current annual guaranteed lifetime withdrawal benefit charge percentage ranges from 0.80% to 2.15%, depending on the option you choose. We have the right to change the current charge percentage, but it will never exceed 4.0%. This charge is deducted from each variable investment option and the fixed-rate option in proportion to the amount of accumulation value in each option.

Withdrawal Charge

During the annuity period, if you choose Fixed Payments to Age 100, Variable Annuity Payments to Age 100, or Payments for a Period Certain as an annuity payout option and you make more than one withdrawal in a calendar quarter, then you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the withdrawal.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of the premium payments made.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or when your accumulation value is applied under a payout option, whichever happens first. We will do this only if permitted by applicable law.

FINANCIAL INFORMATION	PROSPECTUS	77

Tax advice

Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Employer-

sponsored or

independent?

If you invest in a variable annuity as part of an individual retirement annuity, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you will not be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

78	PROSPECTUS	FINANCIAL INFORMATION

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner’s investment in the contract. Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract. If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., GLWB rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date – After annuity payments begin, under Options V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. The IRS has concluded that a withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the

FINANCIAL INFORMATION	PROSPECTUS	79

tax consequences to you of a withdrawal under Options V-4, F-4 or F-5. Other rules may apply to withdrawals from qualified contracts that elect Options V-4, F-4 or F-5.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take withdrawals in addition to the annuity payment made under an election of Option V-4, F-4 or F-5 in connection with an immediate annuity contract.

Annuity payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as annuity payments.

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Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the contract.

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner’s income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs

FINANCIAL INFORMATION	PROSPECTUS	81

under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

82	PROSPECTUS	FINANCIAL INFORMATION

•	made as a qualified reservist distribution

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exemptions may not be applicable to certain types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular you should consult a tax adviser if you wish to take withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 and F-5.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract; a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero. If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would

FINANCIAL INFORMATION	PROSPECTUS	83

be required minimum distributions may be eligible for rollover. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In any event, you should note that distributions made under Option V-4, F-4 or F-5 may not satisfy these minimum distribution rules. If you are attempting to satisfy these rules through withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal estate taxes

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax – Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010.

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping

84	PROSPECTUS	FINANCIAL INFORMATION

transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchasers country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine are attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain variable investment options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Although the likelihood of legislative or regulatory change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legislative or regulatory developments and their effect on the contract.

We have the right to modify the contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

FINANCIAL INFORMATION	PROSPECTUS	85

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have affected the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we will always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of the RS Money Market VIP Series and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the RS Money Market VIP Series investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the RS Money Market VIP Series investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the investment divisions of the Separate Account may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities that the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

86	PROSPECTUS	FINANCIAL INFORMATION

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Group

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contract’s fixed-rate option and to pay death benefits and living benefits provided under the contract, not to the performance or safety of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GIS free of charge.

FINANCIAL INFORMATION	PROSPECTUS	87

YOUR RIGHTS AND RESPONSIBILITIES

Free-look period

During the 10 to 30 day period (the period varies depending on the state where you live) after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the telephone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website (www.guardianinvestor.com) for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contract owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request at our Customer Service Office. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

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VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Fund’s shareholder meeting. However, to the extent we are required to by law, we will vote all Fund shares attributable to contracts by following instructions we receive from you and other contract owners with voting interests in the Funds. We will vote those shares for which we do not receive voting instructions in the same proportion as the shares for which we have received instructions. Because of this proportional voting, a small number of contract owners could control the outcome of the vote. We will solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

To cancel your contract, we must receive both the contract and your cancellation notice in good order at our Customer Service Office. You can forward these documents to GIAC’s Customer Service Office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we will refund to you:

•

the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

•	the accumulation value of the contract on the date we receive your cancellation.

If state law requires, you will receive the greater of total premiums you paid for the contract or the accumulation value of your contract instead.

INACTIVE CONTRACT

We have the right to cancel the contract and pay you the accumulation value in a lump sum if, before the date annuity payments begin, all of the following conditions exist:

•	you have not made any premium payments for two consecutive contract years;

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	89

•	the total amount of any premium payments made, less any withdrawals, is less than $2,000; and

•	the accumulation value at the end of the second contract year is less than $2,000

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Guardian Investor Services LLC (GIS) or of broker-dealer firms that have entered into sales agreements with GIS and GIAC (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC). GIS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA).

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. Commissions paid in conjunction with the annuity contracts will be up to 8% on all premium payments made in the first contract year. A commission of up to 0.50% per annum of the accumulation value of the contract may be paid quarterly beginning in the second contract year. If the owner is age 81 or older on the contract’s issue date, a commission of up to 3.5% on all premium payments will be paid in the first contract year and a commission of up to 0.50% may be paid quarterly beginning in the second contract year. Trail commissions of up to 0.25% per annum may continue to be paid on variable annuity payouts after the annuity commencement date, if the owner is younger than 81 years old at the time the contract is issued.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including, for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

In addition to the compensation described above, GIAC may make additional cash payments (sometimes called “revenue sharing”) or make reimbursements to some broker-dealers in recognition of their marketing and distribution, transaction processing, and/or administrative services support. Marketing and distribution support services may include, among other services, placement of GIAC’s products on the broker-dealers’ preferred or recommended list, access to the broker-dealers’ registered representatives for purposes of promoting sales of GIAC’s products, assistance in training and education of GIAC’s agents, and opportunities for GIAC to participate in sales conferences and educational seminars. Payments or reimbursements may be calculated as a percentage of the

90	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

particular broker-dealer’s actual or expected aggregate sales of all of our variable contracts, or assets held within those contracts (generally not exceeding .20% of sales or .15% of assets held), and/or may be a fixed dollar amount. Additionally, we may increase the sales compensation paid to broker-dealers for a period of time for the sale of a particular product.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ among firms. Firms and/or individual registered representatives within some firms that participate in one of these compensation arrangements might receive greater compensation for selling this contract than for selling a different annuity contract that is not eligible for these compensation arrangements. As a result, these payments may serve as an incentive for broker-dealers to promote the sale of particular products.

You should ask your registered representative for further information about what commissions or other compensation he or she, or the broker-dealer for whom he or she works, may receive in connection with your purchase of a contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including conflicts of interest that such arrangements may create. You may wish to take such payments and arrangements into account when considering and evaluating any recommendation relating to the contracts.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions or other forms compensation described above. We do intend to recoup commissions and other sales expenses and incentives that we pay, however, through fees and charges deducted under the policy and other corporate revenue.

The principal underwriter of the contract is GIS, located at 7 Hanover Square, New York, New York 10004.

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SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner’s interest in each variable investment option under the contract before annuity payments begin. Each variable investment option will have its own accumulation units.

Accumulation value

The sum of the values attributable to the variable investment options and the fixed-rate option that are credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly or other periodic intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Basic contract

The contract, excluding any optional benefit riders or endorsements.

Beneficiary

The person(s) designated to receive any benefits under a contract upon the death of an owner.

Chargeable Premium

Each net premium that is subject to a Contingent Deferred Sales Charge, less the amount of any withdrawals attributable to that premium on which we assessed a Contingent Deferred Sales Charge.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contingent annuitant

A contingent annuitant is the person you name at issue to become the annuitant if the annuitant dies before the annuity commencement date. The owner’s right to name a contingent annuitant may be restricted under the provisions of a retirement or deferred compensation plan for which the contract is issued. A contingent annuitant may be named only if permitted by the laws of the jurisdiction in which the contract is issued, and is not permitted if there is a non-natural owner.

Contingent beneficiary

The person(s) designated to receive any benefits under a contract upon an owner’s death should all primary beneficiaries predecease such owner.

Customer Service Office

The Guardian Insurance & Annuity Company, Inc., Customer Service Office, Box 26210, Lehigh Valley, Pennsylvania 18002. Our street address is 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Our telephone number is 1-800-221-3253.

Due Proof of Death in Good Order

A certified death certificate, all necessary claim paperwork and such other information as we may require to process the death benefit.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Customer Service Office, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a valuation date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s accumulation unit values.

Monthly Contract Anniversary

The same date of each calendar month as the issue date of the Basic Contract, or the last day of a calendar month, if earlier.

Net Premium

A premium paid by the owner to us in accordance with the provisions of the contract, less any applicable annuity taxes.

Owner (contract owner)

You (or your); the person(s) or entity designated as the owner in the contract.

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Valuation date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and allocation values.

SPECIAL TERMS USED IN THIS PROSPECTUS	PROSPECTUS	93

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of GIS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Tax qualified distributions under the Guaranteed Lifetime Withdrawal Benefit Rider

•	Calculation of Yield Quotations for the RS Money Market VIP Series Investment Division

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial statements

94	PROSPECTUS	OTHER INFORMATION

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account R, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2009. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account R which are included in the Statement of Additional Information.

The Separate Account commenced operations on March 8, 2004, although this contract was not available for sale until January 2009. All accumulation values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of next year.

Number of accumulation units outstanding at the end of the indicated period:

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider
INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS with HAVDB or EB
RS Large Cap Alpha VIP Series	2009	2,961,307	41,964
RS S&P 500 Index VIP Series	2009	9,668	606
RS Asset Allocation VIP Series	2009	—	—
RS High Yield Bond VIP Series	2009	7,245	5,692
RS Low Duration Bond VIP Series	2009	1,526,261	3,069
RS Large Cap Value VIP Series	2009	—	—
RS Partners VIP Series	2009	2	393
RS Small Cap Growth Equity VIP Series	2009	4,367	4,441
RS International Growth VIP Series	2009	4,757	3,774
RS Emerging Markets VIP Series	2009	15,646	10,154
RS Investment Quality Bond VIP Series	2009	2,202,619	6,948
RS MidCap Growth VIP Series	2009	—	—
RS Global Natural Resources VIP Series	2009	5,326	4,778
RS Value VIP Series	2009	—	—
RS Equity Dividend VIP Series	2009	—	—
RS Technology VIP Series	2009	—	—
RS Money Market VIP Series	2009	55,973	33,371
Gabelli Capital Asset Fund	2009	—	—
Value Line Centurion Fund	2009	—	—

APPENDIX	PROSPECTUS	95

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider
INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS with HAVDB or EB
Value Line Strategic Asset Management Trust	2009	2,250	—
AIM V.I. Capital Appreciation Fund Series II	2009	—	—
AIM V.I. Aggressive Growth Fund Series II	2009	—	—
AIM V.I. Growth Fund Series II	2009	—	—
AIM V.I. Basic Value Fund Series II	2009	—	—
AIM V.I. Global Real Estate Fund Series II	2009	903	1,847
AIM V.I. Government Securities Fund Series II	2009	—	—
AIM V.I. Mid Cap Core Equity Fund Series II	2009	1,973	875
AIM V.I. Core Equity Fund Series II	2009	11	275
Alger American Capital Appreciation Portfolio Class S	2009	821	9,454
AllianceBernstein VPS Growth & Income Portfolio Class B	2009	—	—
AllianceBernstein VPS International Value Portfolio Class B	2009	408,092	1,633
AllianceBernstein VPS Large Cap Growth Portfolio Class B	2009	—	—
AllianceBernstein VPS Global Thematic Growth Portfolio Class B (formerly AllianceBernstein Global Technology Portfolio Class B)	2009	—	—
AllianceBernstein VPS Real Estate Investment Portfolio Class B	2009	—	—
AllianceBernstein VPS Value Portfolio Class B	2009	—	—
Black Rock Global Allocation V.I. Fund Class III	2009	3,442	109
Black Rock Large Cap Core V.I. Fund Class III	2009	1,094,479	3,532
Black Rock Large Cap Value V.I. Fund Class III	2009	3,876	14
Columbia Asset Allocation Fund, Variable Series Class B	2009	1,298	—
Columbia Small Cap Value Fund, Variable Series Class B	2009	455,418	5,528
Columbia Small Company Growth Fund, Variable Series Class B	2009	357	83
Columbia Marsico 21st Century Fund, Variable Series Class B	2009	1,088	3,245
Columbia Marsico Growth Fund, Variable Series Class B	2009	804	989
Davis Financial Portofolio	2009	4,274	121
Davis Real Estate Portfolio	2009	—	—
Davis Value Portfolio	2009	—	—
Evergreen VA International Equity Fund Class 2	2009	1,448,825	8,092
Evergreen VA Special Values Fund Class 2	2009	788	801

96	PROSPECTUS	APPENDIX

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider
INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS with HAVDB or EB
Fidelity VIP Balanced Portfolio Service Class 2	2009	—	—
Fidelity VIP Contrafund Portfolio Service Class 2	2009	1,201,482	50,698
Fidelity VIP Equity-Income Portfolio Service Class 2	2009	—	—
Fidelity VIP Growth Portfolio Service Class 2	2009	—	—
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2009	7,949	82
Fidelity VIP Mid Cap Portfolio Service Class 2	2009	988,908	55,686
Fidelity VIP Overseas Portfolio Service Class 2	2009	551	—
Templeton Global Bond Securities Fund Class 2	2009	21,726	10,999
Templeton Growth Securities Fund Class 2	2009	190	4,856
Franklin Income Securities Fund Class 2	2009	10,668	20,096
Mutual Shares Securities Fund Class 2	2009	8,216	12,350
Franklin U.S. Government Fund Class 2	2009	1,738,071	4,121
Templeton Growth Securities Fund Class 2	2009	—	—
Franklin Small Cap Value Securities Fund Class 2	2009	371,924	3,886
MFS Research Bond Series Service Class	2009	—	—
MFS Core Equity Series Service Class	2009	—	—
MFS Growth Series Service Class	2009	142	234
MFS Investors Trust Series Service Class	2009	—	—
MFS New Discovery Series Service Class	2009	—	—
MFS Strategic Income Series Service Class	2009	—	—
MFS Total Return Series Service Class	2009	—	—
MFS Utilities Series Service Class	2009	400,834	5,598
MFS Value Series Service Class	2009	1,546	9,069
Oppenheimer Capital Appreciation Fund/VA Service Class	2009	904,561	5,164
Oppenheimer International Growth Fund/VA Service Class	2009	1,971	2,531
Oppenheimer Main Street Small Cap Fund/VA Service Class	2009	854,747	4,738
Oppenheimer Strategic Bond Fund/VA Service Class	2009	2,258,545	4,682
PIMCO Low Duration Portfolio Advisor Class	2009	5,865	5,324
PIMCO Real Return Portfolio Advisor Class	2009	3,209	4,532
PIMCO Total Return Portfolio Advisor Class	2009	2,001,466	108,237
Pioneer Cullen Value Portfolio Class II	2009	2,161,566	5,423
Pioneer Equity Income Portfolio Class II	2009	365	—
Pioneer Fund Portfolio Class II	2009	791	—
Pioneer Mid Cap Value Portfolio Class II	2009	1,222,286	3,710
Seligman Communications and Information Portfolio Class II	2009	342,948	7,355

APPENDIX	PROSPECTUS	97

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider
INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS with HAVDB or EB
Van Kampen UIF U.S. Mid Cap Value Portfolio Class II	2009	257	67
Van Kampen Life Investment Trust Government Portfolio Class II	2009	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	2009	—	—

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS with HAVDB or EB
RS Large Cap Alpha VIP Series	2009	$13.02	$12.99
RS S&P 500 Index VIP Series	2009	13.57	13.54
RS Asset Allocation VIP Series	2009	—	—
RS High Yield Bond VIP Series	2009	13.04	13.00
RS Low Duration Bond VIP Series	2009	10.46	10.43
RS Large Cap Value VIP Series	2009	—	—
RS Partners VIP Series	2009	14.88	14.84
RS Small Cap Growth Equity VIP Series	2009	14.56	14.52
RS International Growth VIP Series	2009	15.70	15.67
RS Emerging Markets VIP Series	2009	21.90	21.85
RS Investment Quality Bond VIP Series	2009	10.98	10.96
RS MidCap Growth VIP Series	2009	—	—
RS Global Natural Resources VIP Series	2009	15.80	15.76
RS Value VIP Series	2009	—	—
RS Equity Dividend VIP Series	2009	—	—
RS Technology VIP Series	2009	—	—
RS Money Market VIP Series	2009	9.88	9.86
Gabelli Capital Asset Fund	2009	—	—
Value Line Centurion Fund	2009	—	—
Value Line Strategic Asset Management Trust	2009	12.65	—
AIM V.I. Capital Appreciation Fund Series II	2009	—	—
AIM V.I. Aggressive Growth Fund Series II	2009	—	—

98	PROSPECTUS	APPENDIX

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS with HAVDB or EB
AIM V.I. Growth Fund Series II	2009	$—	$—
AIM V.I. Basic Value Fund Series II	2009	—	—
AIM V.I. Global Real Estate Fund Series II	2009	15.09	15.05
AIM V.I. Government Securities Fund Series II	2009	—	—
AIM V.I. Mid Cap Core Equity Fund Series II	2009	13.68	13.65
AIM V.I. Core Equity Fund Series II	2009	13.67	13.64
Alger American Capital Appreciation Portfolio Class S	2009	15.55	15.51
AllianceBernstein VPS Growth & Income Portfolio Class B	2009	—	—
AllianceBernstein VPS International Value Portfolio Class B	2009	15.38	15.35
AllianceBernstein VPS Large Cap Growth Portfolio Class B	2009	—	—
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	2009	—	—
AllianceBernstein VPS Real Estate Investment Portfolio Class B	2009	—	—
AllianceBernstein VPS Value Portfolio Class B	2009	—	—
Black Rock Global Allocation V.I. Fund Class III	2009	12.51	12.48
Black Rock Large Cap Core V.I. Fund Class III	2009	12.72	12.69
Black Rock Large Cap Value V.I. Fund Class III	2009	12.01	11.99
Columbia Asset Allocation Fund, Variable Series Class B	2009	12.91	—
Columbia Small Cap Value Fund, Variable Series Class B	2009	14.05	14.02
Columbia Small Company Growth Fund, Variable Series Class B	2009	13.56	13.53
Columbia Marsico 21st Century Fund, Variable Series Class B	2009	14.44	14.41
Columbia Marsico Growth Fund, Variable Series Class B	2009	13.52	13.49
Davis Financial Portfolio	2009	15.99	15.95
Davis Real Estate Portfolio	2009	—	—
Davis Value Portfolio	2009	—	—
Evergreen VA International Equity Fund Class 2	2009	12.89	12.86
Evergreen VA Special Values Fund Class 2	2009	14.44	14.41
Fidelity VIP Balanced Portfolio Service Class 2	2009	—	—
Fidelity VIP Contrafund Portfolio Service Class 2	2009	14.58	14.54
Fidelity VIP Equity-Income Portfolio Service Class 2	2009	—	—

APPENDIX	PROSPECTUS	99

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS with HAVDB or EB
Fidelity VIP Growth Portfolio Service Class 2	2009	$—	$—
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2009	11.31	11.28
Fidelity VIP Mid Cap Portfolio Service Class 2	2009	14.59	14.56
Fidelity VIP Overseas Portfolio Service Class 2	2009	14.24	—
Templeton Global Bond Securities Fund Class 2	2009	11.55	11.52
Templeton Growth Securities Fund Class 2	2009	14.39	14.36
Franklin Income Securities Fund Class 2	2009	13.76	13.73
Mutual Shares Securities Fund Class 2	2009	13.20	13.17
Franklin U.S. Government Fund Class 2	2009	10.19	10.17
Templeton Growth Securities Fund Class 2	2009	—	—
Franklin Small Cap Value Securities Fund Class 2	2009	14.35	14.32
MFS Research Bond Series Service Class	2009	—	—
MFS Core Equity Series Service Class	2009	—	—
MFS Growth Series Service Class	2009	14.37	14.34
MFS Investors Trust Series Service Class	2009	—	—
MFS New Discovery Series Service Class	2009	—	—
MFS Strategic Income Series Service Class	2009	—	—
MFS Total Return Series Service Class	2009	—	—
MFS Utilities Series Service Class	2009	13.62	13.58
MFS Value Series Service Class	2009	13.19	13.16
Oppenheimer Capital Appreciation Fund/VA Service Class	2009	14.92	14.88
Oppenheimer International Growth Fund/VA Service Class	2009	15.19	15.16
Oppenheimer Main Street Small Cap Fund/VA Service Class	2009	15.21	15.17
Oppenheimer Strategic Bond Fund/VA Service Class	2009	11.83	11.80
PIMCO Low Duration Portfolio Advisor Class	2009	11.13	11.11
PIMCO Real Return Portfolio Advisor Class	2009	11.59	11.56
PIMCO Total Return Portfolio Advisor Class	2009	11.13	11.11
Pioneer Cullen Value Portfolio Class II	2009	12.51	12.48
Pioneer Equity Income Portfolio Class II	2009	12.25	—
Pioneer Fund Portfolio Class II	2009	13.41	—
Pioneer Mid Cap Value Portfolio Class II	2009	13.28	13.25
Seligman Communications and Information Portfolio Class II	2009	15.86	15.82
Van Kampen UIF U.S. Mid Cap Value Portfolio Class II	2009	14.88	14.84
Van Kampen Life Investment Trust Government Portfolio Class II	2009	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	2009	—	—

100	PROSPECTUS	APPENDIX

The Guardian Separate Account R

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements have been incorporated by reference or are included in Part B:

(1)	The Guardian Separate Account R:

Statement of Assets and Liabilities as of December 31, 2009

Statement of Operations for the Year Ended December 31, 2009

Statements of Changes in Net Assets for the Years Ended December 31, 2009 and 2008

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Consolidated Balance Sheets as of December 31, 2009 and 2008

Consolidated Statements of Income and Comprehensive Income for the Three Years Ended December 31, 2009, 2008 and 2007

Consolidated Statements of Changes in Stockholders’ Equity for the Three Years Ended December 31, 2009, 2008 and 2007

Consolidated Statements of Cash Flow for the Three Years Ended December 31, 2009, 2008 and 2007

Notes to Consolidated Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account R(1)

2	Not Applicable

3	Underwriting and Distribution Contracts:

(a) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation, as amended(1)

(b) Form of Broker-Dealer Supervisory and Service Agreement(1)

4	Specimen of Variable Annuity Contract(2)

5	Form of Application for Variable Annuity Contract(2)

6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. dated March 2, 1970, as amended August 29, 1986 and December 21, 1999(1)

(b) By-laws of The Guardian Insurance & Annuity Company, Inc(1)

7	Reinsurance Contracts(2)

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(1)

9	Opinion and consent of Counsel(2)

10	Consent of PricewaterhouseCoopers LLP(4)

11	Not Applicable

12	Not Applicable

13	Powers of Attorney executed by Margaret W. Skinner, D. Scott Dolfi, Robert E. Broatch, Joseph A. Caruso(3)

(1)	Incorporated by reference to the Registration Statement filed on Form N-4 filed by the Registrant on October 3, 2008 (Registration No. 333-153840)
(2)	Incorporated by reference to the Amendment to the Registration Statement filed on Form N-4 filed by the Registrant on December 16, 2008 (Registration No. 333-153840).
(3)	Incorporated by reference to the Amendment to the Registration Statement filed on Form N-4 filed by the Registrant on October 8, 2009 (Registration No. 333-153840).
(4)	To be filed by amendment

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

Name	Positions with GIAC
D. Scott Dolfi	Director & President
Robert E. Broatch	Director
Joseph A. Caruso	Director & Senior Vice President & Associate Corporate Secretary
Margaret W. Skinner	Director & Executive Vice President, Individual Products Distribution
Tracy L. Rich	Executive Vice President, General Counsel and Corporate Secretary
Thomas G. Sorell	Executive Vice President & Chief Investment Officer
Michael B. Cefole	Senior Vice President, Chief Financial Officer, Retirement Solutions
Richard A. Cumiskey	Senior Vice President & Chief Compliance Officer
Richard T. Potter, Jr.	Senior Vice President & Counsel
Gordon Bailey	Vice President & Controller
Bruce P. Chapin	Vice President, Corporate Tax
James J. Consolati	Vice President, Retirement Services
Douglas Dubitsky	Vice President, Product Management
Michael Slipowitz	Vice President & Chief Actuary, Retirement Solutions
John H. Walter	Vice President & Director of Finance
Leslie A. Barbi	Managing Director, Fixed Income Investments
Kevin Booth	Managing Director
Howard W. Chin	Managing Director
Robert J. Crimmins, Jr.	Managing Director
Thomas M. Donohue	Managing Director
Atanas H. Goranov	Managing Director & Derivatives Risk Officer
Alexander M. Grant, Jr.	Managing Director
Jonathan C. Jankus	Managing Director
Brian E. Keating	Managing Director, Private Placements
Howard G. Most	Managing Director
Robert A. Reale	Managing Director
Barry I. Belfer	Treasurer

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of September 30, 2010. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Name	State of Incorporation or Organization	Percent of Voting Securities Owned
The Guardian Insurance & Annuity Company, Inc.	Delaware	100%
Guardian Baillie Gifford Limited	Scotland	51%
Park Avenue Securities LLC	Delaware	100%
Guardian Investor Services LLC	Delaware	100%
RS Investment Management Co. LLC	Delaware	72.69%
Berkshire Life Insurance Company of America	Massachusetts	100%
Guardian Trust Company, FSB	Federal Savings Bank	100% (being dissolved)
Park Avenue Life Insurance Company	Delaware	100%
Family Service Life Insurance Company	Texas	100%
Sentinel American Life Insurance Company	Texas	100%
Managed Dental Care	California	100%
American Financial Systems, Inc.	Massachusetts	100%
Segurosevida.com, Inc.	Delaware	100%
SdeV.com	Delaware	100%
S de V com, S de RL de CV	Mexico	99% (being dissolved)
AFS de Mexico Agente de Seguros, SA de CV	Mexico	99.99% (being dissolved)
eMoney Advisor Holdings, LLC	Delaware	65%
eMoney Advisor, LLC	Delaware	65%
First Commonwealth, Inc.	Delaware	100%
First Commonwealth Limited Health Services Corporation	Illinois	100%
First Commonwealth Limited Health Services Corporation	Wisconsin	100%
First Commonwealth of Illinois, Inc.	Illinois	100%
First Commonwealth of Missouri, Inc.	Missouri	100%
First Commonwealth Limited Health Service Corporation of Michigan	Michigan	100%
First Commonwealth Insurance Company	Illinois	100%
Managed DentalGuard, Inc.	New Jersey	100%
Managed DentalGuard, Inc.	Texas	100%
Preferred Dental, LLC	Nevada	100%
Guardian CapCo, LLC	Delaware	100%
Lowe Capital Partners, LLC	Delaware	80%
Guardian LEIM, LLC	Delaware	100%
Lowe Enterprises Investment Management, LLC	Delaware	50%
Hanover Goodyear LLC	Delaware	100%
Innovative Underwriters, Inc.	New Jersey	100%
Guardian Quincy LLC	Delaware	100%
Hanover Acquisition LLC	Delaware	100%
Guardian Ledges LLC	Delaware	100%
RS Floating Rate Fund	Massachusetts	19.70%
RS High Yield Bond Fund	Massachusetts	69.30%
RS High Yield Bond VIP Series	Massachusetts	32.96%
RS High Yield Municipal Bond Fund	Massachusetts	40.21%
RS International Growth Fund	Massachusetts	33.47%
RS Small Cap Growth VIP Series	Massachusetts	11.28%
RS Strategic Income Fund	Massachusetts	87.63%
RS Value VIP Series	Massachusetts	24.76%
RS Value VIP Series	Massachusetts	19.63%

The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of September 30, 2010:

Name	Place of Incorporation or Organization	Approximate Percentage of Voting Securities Owned by GIAC
RS Variable Products Trust	Massachusetts	100%

Item 27.	Number of Contract owners

Type of Contract	As of September 30, 2010
Non-Qualified	5,549
Qualified	16,246

Total	21,795

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Guardian Investor Services LLC (“GIS”) is the principal underwriter of the Registrant’s variable annuity contracts and it is also the principal underwriter of shares of the RS Variable Products Trust. The aforementioned variable products trust is registered with the SEC as a series of open-end management investment companies under the Investment Company Act of 1940, as amended (“1940 Act”). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of managers and principal officers of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

Name	Position(s) with GIS
Margaret W. Skinner	Manager & President
Robert E. Broatch	Manager
Joseph A. Caruso	Manager & Senior Vice President & Associate Corporate Secretary
Tracy L. Rich	Executive Vice President, General Counsel & Corporate Secretary
Thomas G. Sorell	Executive Vice President & Chief Investment Officer
Donald P. Sullivan, Jr.	Executive Vice President, Broker-Dealer, Equity Administration
Richard A. Cumiskey	Senior Vice President & Chief Compliance Officer
Philip Eichinger	Senior Vice President & National Sales Manager of Mutual Funds
Richard T. Potter, Jr.	Senior Vice President & Counsel
John H. Walter	Senior Vice President, Equity Financial Management & Control
Bruce P. Chapin	Vice President, Corporate Tax
James J. Consolati	Vice President, Retirement Services
Philip Edelstein	Vice President, National Sales Manager
Gregg Forger	Vice President, Internal Sales
Colin Lake	Vice President, National Sales Manager
James Lake	Vice President, National Sales Manager
Dale W. Magner	Vice President, Retirement Product Sales
Kurt J. Shallow	Vice President, Risk Products Distribution
James Tracy	Vice President, Investment Research Group
Leslie A. Barbi	Managing Director
Kevin Booth	Managing Director
Howard W. Chin	Managing Director
Robert J. Crimmins, Jr.	Managing Director
Thomas M. Donohue	Managing Director
Atanas H. Goranov	Managing Director
Alexander M. Grant, Jr.	Managing Director
Jonathan C. Jankus	Managing Director
Brian E. Keating	Managing Director
Howard G. Most	Managing Director
John B. Murphy	Managing Director
Robert A. Reale	Managing Director
Barry I. Belfer	Treasurer

(c) GIS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

  Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

    None.

Item 32.	Undertakings

(a)	The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account R, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 21st day of October, 2010.

The Guardian Separate Account R
(Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY
COMPANY, INC.
(Depositor)

By:	/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President and Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ D. Scott Dolfi*	President and Director
D. Scott Dolfi (Principal Executive Officer)

/s/ Michael B. Cefole	Senior Vice President, Chief Financial Officer, Retirement Solutions
Michael B. Cefole
(Principal Financial Officer)

/s/ Robert E. Broatch*	Director
Robert E. Broatch

/s/ Joseph A. Caruso*	Senior Vice President, Associate Corporate Secretary and Director
Joseph A. Caruso

/s/ Margaret W. Skinner*	Executive Vice President, Individual Products Distribution & Director
Margaret W. Skinner

By	/s/ Richard T. Potter, Jr.	Date: October 21, 2010
Richard T. Potter, Jr.
Senior Vice President and Counsel

*	Pursuant to a Power of Attorney filed with the Amendment to the Registration Statement filed on Form N-4 filed by the Registrant on October 8, 2009 (Registration No. 333-153840).

Exhibit Index

Number	Description